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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	10/31/2007

Date of reporting period:	7/31/2007

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

July 31, 2007 (Unaudited)	Columbia California Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.0%
EDUCATION – 3.1%
Education – 2.7%
CA Educational Facilities Authority
	California College of Arts,
	Series 2005:
	5.000% 06/01/26	1,000,000	992,700
	5.000% 06/01/35	1,500,000	1,458,165
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA
	(a) 10/01/15	1,265,000	899,668
	Pooled College & University Projects:
	Series 1999 B,
	5.250% 04/01/24	1,000,000	1,008,540
	Series 2000 B,
	6.625% 06/01/20	1,000,000	1,059,330
	University of Southern California,
	Series 2007 A,
	4.500% 10/01/33	2,500,000	2,429,775
	Woodbury University,
	Series 2006,
	5.000% 01/01/25	1,830,000	1,817,318
CA Statewide Communities Development Authority
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	2,000,000	2,045,500
Education Total			11,710,996
Prep School – 0.4%
CA Statewide Communities Development Authority
	Crossroads School for Arts & Sciences,
	Series 1998,
	6.000% 08/01/28(b)	1,770,000	1,821,879
Prep School Total			1,821,879
EDUCATION TOTAL			13,532,875
HEALTH CARE – 5.6%
Continuing Care Retirement – 0.9%
CA ABAG Finance Authority for Nonprofit Corps.
	Channing House,
	Series 1999,
	5.375% 02/15/19	1,700,000	1,724,259
CA Riverside County Public Financing Authority
	Air Force Village West, Inc.,
	Series 1999,
	5.750% 05/15/19	2,000,000	2,045,220
Continuing Care Retirement Total			3,769,479

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – 4.7%
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/21	1,000,000	1,032,660
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2004 I,
	4.950% 07/01/26	1,000,000	1,039,100
	Cedars-Sinai Medical Center,
	Series 2005:
	5.000% 11/15/27	1,500,000	1,516,125
	5.000% 11/15/34	2,500,000	2,514,975
	Stanford Hospital & Clinics,
	Series 2003 A,
	5.000% 11/15/12	500,000	519,725
	Sutter Health,
	Series 2042 A,
	5.000% 11/15/42	2,000,000	2,008,700
CA Infrastructure & Economic Development Bank
	Kaiser Assistance Corp.,
	Series 2001 A,
	5.550% 08/01/31	2,500,000	2,587,525
CA Loma Linda Hospital
	Loma Linda University Medical Center,
	Series 2005 A,
	5.000% 12/01/22	1,250,000	1,260,938
CA Municipal Finance Authority
	Community Hospital Center,
	Series 2007,
	5.250% 02/01/37	2,500,000	2,509,275
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 2007 A,
	5.000% 07/01/47(c)	2,500,000	2,469,625
CA Statewide Communities Development Authority
	Catholic Healthcare West,
	Series 1999,
	6.500% 07/01/20	435,000	470,265
	Kaiser Permanente,
	Series 2007 A,
	4.750% 04/01/33	2,000,000	1,919,640
CA Turlock Health Facility
	Emanuel Medical Center, Inc.,
	Series 2004,

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	5.000% 10/15/13	940,000	971,311
Hospitals Total			20,819,864
HEALTH CARE TOTAL			24,589,343
HOUSING – 1.1%
Multi-Family – 0.9%
CA Daly City Housing Development Finance Agency
	Linc Franciscan LP,
	Series 2002 A,
	5.850% 12/15/32	2,000,000	2,168,860
CA Statewide Communities Development Authority
	Oracle Communities Corp.,
	Series 2002 E-1,
	5.375% 07/01/32	2,000,000	2,017,140
Multi-Family Total			4,186,000
Single-Family – 0.2%
CA Housing Finance Agency
	Series 1997 B-3 Class I, AMT,
	Insured: FHA
	5.400% 08/01/28	530,000	535,273
CA Rural Home Mortgage Finance Authority
	Series 1997 A-2, AMT,
	Guarantor: GNMA
	7.000% 09/01/29	75,000	75,853
	Series 1998 B-5, AMT,
	Guarantor: FNMA
	6.350% 12/01/29	80,000	81,507
	Series 2000 B, AMT,
	Guarantor: FNMA
	7.300% 06/01/31	50,000	51,342
	Series 2000 D, AMT,
	Guarantor: GNMA
	7.100% 06/01/31	55,000	56,492
Single-Family Total			800,467
HOUSING TOTAL			4,986,467
OTHER – 21.7%
Refunded/Escrowed(d) – 20.6%
CA Anaheim Union High School District
	Series 2002 A,
	Pre-refunded 08/01/12,
	Insured: FSA
	5.000% 08/01/25	2,000,000	2,114,880
CA Central Unified School District
	Series 1993,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 03/01/18	20,065,000	12,669,442

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
CA East Whittier City School District
	Series 1997 A,
	Insured: FGIC
	5.750% 08/01/17	1,675,000	1,858,630
CA Educational Facilities Authority
	University of Southern California,
	Series 2003 A,
	5.000% 10/01/33	2,500,000	2,653,500
CA Golden State Tobacco Securitization Corp.
	Series 2003 B,
	Escrowed to Maturity,
	5.000% 06/01/12	1,800,000	1,887,336
CA Health Facilities Financing Authority
	Kaiser Permanente:
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.000% 06/01/24	3,000,000	3,078,630
	Series 1998 B,
	Escrowed to Maturity,
	5.250% 10/01/13	1,000,000	1,027,530
CA Infrastructure & Economic Development Bank Revenue
	Series 2003 A,
	Pre-refunded 07/01/26,
	Insured: AMBAC
	5.125% 07/01/37	4,275,000	4,722,379
CA Inland Empire Solid Waste Financing Authority
	Series 1996 B, AMT,
	Escrowed to Maturity,
	Insured: FSA
	6.250% 08/01/11	1,825,000	1,898,712
CA Los Angeles County Metropolitan Transportation Authority
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.250% 07/01/30	3,000,000	3,154,320
CA Los Angeles County Public Works Financing Authority
	Regional Park & Open Space,
	Series 1997 A,
	5.500% 10/01/08	225,000	227,889
CA Metropolitan Water District of Southern California
	Series 1993 A,
	Escrowed to Maturity,
	5.750% 07/01/21	2,865,000	3,209,659
CA Monterey County
	Certificates of Participation,
	Series 2001,
	Insured: MBIA

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
	5.000% 08/01/32	2,000,000	2,094,100
CA Morgan Hill Unified School District
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/01/21	2,010,000	1,070,667
CA Pleasanton-Suisun City Home Financing Authority
	Series 1984 A,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 10/01/16	5,270,000	3,565,576
CA Pomona
	Series 1990 B,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.500% 08/01/23	1,000,000	1,272,440
CA Redding Electric Systems Revenue
	Series 1992 A, IFRN,
	Escrowed to Maturity,
	Insured: MBIA
	8.812% 07/01/22(e)	640,000	851,302
CA Riverside County
	Series 1989 A, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.800% 05/01/21	2,500,000	3,341,875
CA Sacramento City Financing Authority
	City Hall & Redevelopment,
	Series 2002 A,
	Pre-refunded 12/01/12,
	Insured: FSA
	5.000% 12/01/32	1,500,000	1,591,290
CA San Francisco Bay Area Rapid Transit Financing Authority
	Series 2001,
	Pre-refunded 07/01/11,
	Insured: AMBAC
	5.000% 07/01/26	1,475,000	1,543,174
CA San Joaquin Hills Transportation Corridor Agency
	Series 1993,
	Escrowed to Maturity,
	(a) 01/01/20	15,400,000	8,862,392
CA San Jose Redevelopment Agency
	Series 1993,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 08/01/15	1,405,000	1,606,927
CA Santa Margarita Water District
	Community Facilities District No. 99-1,
	Series 2003,
	6.000% 09/01/30	1,000,000	1,114,920

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
CA Southern California Public Power Authority
	Series 2003 A-1,
	Insured: AMBAC
	5.000% 07/01/25	1,000,000	1,063,560
CA Statewide Communities Development Authority
	Certificates of Participation, Catholic West,
	Series 1999,
	Pre-refunded 07/01/10,
	6.500% 07/01/20	1,065,000	1,154,098
	Eskaton Village - Grass Valley,
	Series 2000,
	Pre-refunded 11/15/10,
	8.250% 11/15/31	2,440,000	2,771,889
CA State
	Series 2000:
	Pre-refunded 05/01/10,
	5.625% 05/01/26	2,840,000	3,008,725
	Pre-refunded 09/01/10,
	Insured: FGIC
	5.250% 09/01/30	2,600,000	2,715,804
	Series 2004:
	Pre-refunded 02/01/14,
	5.000% 02/01/33	1,000,000	1,067,350
	Pre-refunded 04/01/14,
	5.250% 04/01/34	1,500,000	1,625,115
CA West Kern County Water District
	Series 2001,
	Pre-refunded 06/01/10,
	5.625% 06/01/31	1,500,000	1,587,105
CA Whisman School District
	Series 1996 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/01/16	1,645,000	1,126,052
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2000 HH,
	Insured: FSA
	5.250% 07/01/29	5,000,000	5,251,500
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A,
	Economically Defeased to Maturity,
	5.500% 10/01/32	1,500,000	1,579,905
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Pre-refunded 02/01/12,
	5.500% 08/01/29	2,000,000	2,135,958

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
Refunded/Escrowed Total			90,504,631
Tobacco – 1.1%
CA Golden State Tobacco Securitization Corp.
	Series 2007 A-1,
	5.000% 06/01/33	5,000,000	4,657,000
Tobacco Total			4,657,000
OTHER TOTAL			95,161,631
OTHER REVENUE – 0.8%
Hotels – 0.8%
CA Sacramento City Financing Authority
	Sacramento Convention Center,
	Series 1999 A,
	6.250% 01/01/30	3,490,000	3,619,235
Hotels Total			3,619,235
OTHER REVENUE TOTAL			3,619,235
RESOURCE RECOVERY – 0.5%
Disposal – 0.5%
CA Statewide Communities Development Authority
	Series 2003 A, AMT,
	4.950% 12/01/12	2,000,000	2,051,200
Disposal Total			2,051,200
RESOURCE RECOVERY TOTAL			2,051,200
TAX-BACKED – 49.7%
Local Appropriated – 8.3%
CA Alameda County
	Series 1989,
	Insured: MBIA
	(a) 06/15/14	2,185,000	1,648,845
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: FSA
	6.000% 09/01/14	3,500,000	3,947,965
	Series 2007 A-1,
	Insured: FGIC
	4.250% 09/01/35	3,500,000	3,194,100
CA Antelope Valley East-Kern Water Agency
	Certificates of Participation,
	Series 2007 A-1,
	Insured: FGIC
	4.375% 06/01/37	2,500,000	2,312,875
CA Bodega Bay Fire Protection District
	Certificates of Participation,

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
	Series 1996,
	6.450% 10/01/31	1,185,000	1,231,345
CA Los Angeles Convention & Exhibition Center Authority
	Series 1993 A,
	Insured: MBIA
	6.000% 08/15/10	2,000,000	2,129,860
CA Los Angeles County Schools
	Regionalized Business Services Corp.,
	Series 1999 A,
	Insured: AMBAC:
	(a) 08/01/16	1,945,000	1,318,574
	(a) 08/01/17	1,980,000	1,274,288
CA Modesto
	Certificates of Participation,
	Series 1993 A,
	Insured: AMBAC
	5.000% 11/01/23	2,235,000	2,397,440
CA Sacramento City Financing Authority
	Series 1993 A,
	Insured: AMBAC
	5.375% 11/01/14	1,100,000	1,162,678
	Series 2006,
	Insured: AMBAC
	5.250% 12/01/22	2,500,000	2,755,625
CA San Joaquin County
	Certificates of Participation,
	Series 1993,
	Insured: MBIA
	5.500% 11/15/13	1,750,000	1,876,595
CA Santa Ana Financing Authority
	Series 1994 A,
	Insured: MBIA
	6.250% 07/01/18	6,035,000	7,080,262
CA Victor Elementary School District
	Series 1996,
	Insured: MBIA
	6.450% 05/01/18	3,345,000	3,885,719
Local Appropriated Total			36,216,171
Local General Obligations – 19.7%
CA Cabrillo Unified School District
	Series 1996 A,
	Insured: AMBAC
	(a) 08/01/15	3,000,000	2,150,340
CA Central Valley School District Financing Authority
	Series 1998 A,
	Insured: MBIA
	6.450% 02/01/18	1,000,000	1,151,510

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Clovis Unified School District
	Series 2001 A,
	Insured: FGIC
	(a) 08/01/16	3,000,000	2,046,360
CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: FGIC
	(a) 09/01/17	1,000,000	646,240
CA Culver City School Facilities Financing Authority
	Series 2005,
	Insured: FSA:
	5.500% 08/01/25	655,000	750,126
	5.500% 08/01/26	1,750,000	2,005,937
CA East Side Union High School District Santa Clara County
	Series 2003 B,
	Insured: MBIA
	5.250% 08/01/26	2,010,000	2,233,974
CA Fillmore Unified School District
	Series 1997 A,
	Insured: FGIC:
	(a) 07/01/11	950,000	816,003
	(a) 07/01/12	980,000	807,373
	(a) 07/01/17	650,000	423,176
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA
	6.000% 02/01/19	2,480,000	2,891,258
CA Golden West Schools Financing Authority
	Beverley Hills Unified School District,
	Series 2005,
	Insured: FGIC
	5.250% 08/01/18	1,000,000	1,100,070
	Placentia Yorba Linda Unified,
	Series 2006,
	Insured: AMBAC
	5.500% 08/01/24	1,825,000	2,080,062
CA Grossmont Union High School District
	Series 2006,
	Insured: MBIA
	(a) 08/01/28	5,000,000	1,839,050
CA Hacienda La Puente Unified School District
	Series 2005,
	Insured: FGIC
	5.000% 08/01/19	2,050,000	2,201,351
CA Jefferson Union High School District
	Series 2000 A,
	Insured: MBIA

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	6.450% 08/01/25	1,000,000	1,248,480
CA Lafayette
	Series 2002,
	5.125% 07/15/25	1,995,000	2,077,174
CA Larkspur School District
	Series 2000 A,
	5.250% 08/01/25	3,050,000	3,179,472
CA Las Virgenes Unified School District
	Series 1997 C,
	Insured: FGIC
	(a) 11/01/20	1,205,000	663,027
CA Lompoc Unified School District
	Election of 2002,
	Series 2003 A,
	Insured: FGIC
	5.000% 08/01/27	4,065,000	4,209,755
CA Los Angeles Unified School District
	Series 2002 B,
	Insured: AMBAC
	4.500% 07/01/31	2,500,000	2,442,600
	Series 2002 E,
	Insured: MBIA
	5.750% 07/01/16	2,500,000	2,832,325
CA Manteca Unified School District
	Series 2006,
	Insured: MBIA
	(a) 08/01/32	5,440,000	1,629,770
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/16	1,500,000	1,023,180
CA New Haven Unified School District
	Series 2002,
	Insured: FSA
	12.000% 08/01/17	1,565,000	2,552,405
CA Oak Park Unified School District
	Series 2000,
	Insured: FSA
	(a) 05/01/14	2,095,000	1,590,126
CA Oxnard Union High School District
	Series 2001 A,
	Insured: MBIA
	5.650% 02/01/17	960,000	1,036,877
CA Pajaro Valley Unified School District
	Series 2005,
	Insured: FSA
	5.250% 08/01/18	1,000,000	1,078,470

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Pomona Unified School District
	Series 2001 A,
	Insured: MBIA
	5.900% 02/01/16	845,000	962,278
CA Rancho Santiago Community College District
	Series 2005,
	Insured: FSA
	5.250% 09/01/23	2,685,000	2,982,149
CA Redwood City Elementary School District
	Series 1997,
	Insured: FGIC
	(a) 08/01/18	2,385,000	1,470,353
CA Rocklin Unified School District
	Series 1995 C,
	Insured: MBIA
	(a) 07/01/20	6,920,000	3,756,038
	Series 2003,
	Insured: FGIC
	(a) 08/01/17	2,000,000	1,292,200
CA San Diego Unified School District
	Series 2005 C-2,
	Insured: FSA
	5.500% 07/01/19	2,000,000	2,239,740
CA San Juan Unified School District
	Series 2001,
	Insured: FSA
	(a) 08/01/15	2,760,000	1,978,313
CA San Marino Unified School District
	Series 1998 B,
	5.000% 06/01/23	1,000,000	1,073,770
CA San Mateo County Community College
	Series 2006 A,
	Insured: MBIA
	(a) 09/01/26	4,000,000	1,630,000
	Series 2006 C,
	Insured: MBIA
	(a) 09/01/26	1,925,000	784,438
CA San Mateo Union High School District
	Series 2000 B,
	Insured: FGIC
	(a) 09/01/26	4,005,000	1,632,037
CA Sanger Unified School District
	Series 1999,
	Insured: MBIA
	5.350% 08/01/15	1,500,000	1,593,735
CA Saratoga
	Series 2001,
	Insured: MBIA
	5.250% 08/01/31	2,000,000	2,080,320

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Simi Valley Unified School District
	Series 1997,
	Insured: AMBAC
	5.250% 08/01/22	925,000	1,018,166
CA South San Francisco Unified School District
	Series 2006,
	Insured: MBIA
	5.250% 09/15/22	1,500,000	1,662,465
CA Tahoe-Truckee Unified School District
	No. 1-A,
	Series 1999,
	Insured: FGIC
	(a) 08/01/23	3,780,000	1,808,843
	No. 2-A,
	Series 1999,
	Insured: FGIC
	(a) 08/01/24	2,965,000	1,348,215
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(a) 09/01/19	1,750,000	1,020,933
CA Upland Unified School District
	Series 2001,
	Insured: FSA
	5.125% 08/01/25	750,000	784,838
CA West Contra Costa Unified School District
	Series 2001 A,
	Insured: MBIA
	5.600% 02/01/20	1,610,000	1,753,757
	Series 2005 D,
	Insured: FGIC
	(a) 08/01/22	5,000,000	2,520,150
CA West Covina Unified School District
	Series 2002 A,
	Insured: MBIA
	5.250% 02/01/19	725,000	764,070
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC
	(a) 09/01/20	2,385,000	1,322,196
Local General Obligations Total			86,185,495
Special Non-Property Tax – 3.3%
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: FSA
	(a) 09/01/20	3,630,000	2,002,127

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
CA San Francisco Bay Area Rapid Transit Financing Authority
	Series 2001,
	Insured: AMBAC
	5.000% 07/01/26	525,000	538,860
	Series 2005 A,
	Insured: MBIA
	4.250% 07/01/25	2,000,000	1,921,740
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: MBIA
	6.250% 07/01/12	3,000,000	3,326,700
	Series 1998 A,
	Insured: MBIA
	4.750% 07/01/38	2,250,000	2,292,187
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	2,000,000	2,194,840
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	2,000,000	2,214,520
Special Non-Property Tax Total			14,490,974
Special Property Tax – 11.9%
CA Carson Improvement Bond Act 1915
	Series 1992,
	7.375% 09/02/22	135,000	135,385
CA Cerritos Public Financing Authority
	Los Coyotes Redevelopment,
	Series 1993 A,
	Insured: AMBAC
	6.500% 11/01/23	2,000,000	2,483,780
CA Elk Grove Unified School District
	Community Facilities District No. 1,
	Series 1995 A,
	Insured: AMBAC:
	(a) 12/01/18	2,720,000	1,651,910
	6.500% 12/01/24	4,055,000	5,068,507
CA Inglewood Redevelopment Agency
	Series 1998 A,
	Insured: AMBAC
	5.250% 05/01/23	1,000,000	1,097,910
CA Lancaster Financing Authority
	Series 2003,
	Insured: MBIA
	5.125% 02/01/17	1,270,000	1,357,033
CA Long Beach Bond Finance Authority
	Series 2006 C,
	Insured: AMBAC
	5.500% 08/01/31	3,250,000	3,734,445
CA Los Angeles Community Redevelopment Agency
	Series 1998 C,

13

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
	Insured: MBIA
	5.375% 07/01/18	1,665,000	1,824,141
CA Los Angeles County Public Works Financing Authority
	J.F. Shea Co.,
	Series 1996 A,
	Insured: FSA
	5.500% 10/01/18	2,895,000	3,140,756
	Regional Park & Open Space,
	Series 2005,
	Insured: FSA
	5.250% 10/01/18	2,000,000	2,198,660
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	1,500,000	1,538,220
CA Oakland Redevelopment Agency
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	8,400,000	8,844,192
CA Oceanside Community Facilities
	Ocean Ranch Corp.,
	Series 2004,
	5.875% 09/01/34	1,000,000	1,025,810
CA Orange County Community Facilities District
	Ladera Ranch,
	Series 2004 A,
	5.625% 08/15/34	850,000	876,469
CA Redwood City Community Facilities District No. 1
	Series 2003 B,
	5.950% 09/01/28	750,000	774,622
CA Riverside County Public Financing Authority
	Series 1991 A,
	8.000% 02/01/18	20,000	20,153
CA San Bernardino Joint Powers Financing Authority
	Series 1998 A,
	Insured: AMBAC
	5.750% 07/01/14	985,000	1,093,242
	Series 2005 A,
	Insured: FSA
	5.750% 10/01/24	2,420,000	2,807,418
CA San Jose Redevelopment Agency
	Series 1993,
	Insured: MBIA
	6.000% 08/01/15	2,790,000	3,178,647

14

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
CA Santa Margarita - Dana Point Authority
	Series 1994 B,
	Insured: MBIA
	7.250% 08/01/13	2,000,000	2,358,300
CA Sulphur Springs Unified School District
	Series 2002-1-A,
	6.000% 09/01/33	1,500,000	1,564,365
CA West Covina Redevelopment Agency
	Series 1996,
	6.000% 09/01/17	5,000,000	5,504,550
Special Property Tax Total			52,278,515
State Appropriated – 2.5%
CA Public Works Board
	Department of Mental Health,
	Coalinga State Hospital,
	Series 2004 A,
	5.500% 06/01/19	1,500,000	1,625,445
	Various State Prisons Projects,
	Series 1993 A,
	Insured: AMBAC:
	5.000% 12/01/19	6,000,000	6,370,920
	5.250% 12/01/13	2,500,000	2,645,425
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 C,
	5.500% 07/01/14	500,000	538,025
State Appropriated Total			11,179,815
State General Obligations – 4.0%
CA State
	Series 1993,
	Insured: MBIA
	5.500% 04/01/12	2,770,000	2,976,836
	Series 1995,
	5.750% 03/01/09	65,000	65,099
	Series 2000,
	5.625% 05/01/26	160,000	168,430
	Series 2003,
	5.250% 02/01/20	1,250,000	1,360,113
	Series 2007,
	4.500% 08/01/26	2,500,000	2,432,725
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995,
	Insured: MBIA
	6.250% 07/01/13	2,750,000	3,097,683
PR Commonwealth of Puerto Rico
	Series 1995,
	Insured: MBIA
	5.650% 07/01/15	1,000,000	1,099,730
	Series 1996,
	Insured: MBIA

15

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	6.500% 07/01/14	2,000,000	2,312,500
	Series 2004 A:
	5.250% 07/01/21	2,000,000	2,102,780
	5.250% 07/01/22	2,000,000	2,100,360
State General Obligations Total			17,716,256
TAX-BACKED TOTAL			218,067,226
TRANSPORTATION – 1.6%
Airports – 0.2%
CA San Diego County Regional Airport Authority
	Series 2005, AMT,
	Insured: AMBAC
	5.250% 07/01/20	750,000	802,335
Airports Total			802,335
Toll Facilities – 1.4%
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Insured: MBIA
	5.000% 01/01/35	2,000,000	2,036,800
	Series 1999,
	5.750% 01/15/40	4,000,000	4,147,760
Toll Facilities Total			6,184,560
TRANSPORTATION TOTAL			6,986,895
UTILITIES – 13.9%
Investor Owned – 2.0%
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co.,
	Series 1996 B, AMT,
	5.500% 12/01/21	2,000,000	2,124,880
	San Diego Gas D,
	Series 2005, AMT,
	5.000% 12/01/27	3,500,000	3,570,560
CA Pollution Control Financing Authority
	San Diego Gas & Electric Co.,
	Series 1996 A,
	Insured: AMBAC
	5.900% 06/01/14	2,650,000	2,960,871
Investor Owned Total			8,656,311
Joint Power Authority – 1.3%
CA MSR Public Power Agency
	Series 2001 I,
	Insured: MBIA
	5.000% 07/01/12	1,000,000	1,044,370

16

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – (continued)
CA Southern California Public Power Authority
	Series 1989,
	6.750% 07/01/13	4,000,000	4,572,040
Joint Power Authority Total			5,616,410
Municipal Electric – 2.8%
CA Sacramento Municipal Utility District
	Series 1993 G,
	Insured: MBIA
	6.500% 09/01/13	1,500,000	1,652,565
	Series 1997 K,
	Insured: AMBAC:
	5.250% 07/01/24	2,220,000	2,468,729
	5.700% 07/01/17	1,900,000	2,153,042
	Series 2001 N,
	Insured: MBIA
	5.000% 08/15/28	2,000,000	2,055,840
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1989 O,
	(a) 07/01/17	2,490,000	1,577,664
	Series 2007 VV,
	Insured: MBIA
	5.250% 07/01/29	2,000,000	2,222,440
Municipal Electric Total			12,130,280
Water & Sewer – 7.8%
CA Big Bear Lake
	Series 1996,
	Insured: MBIA
	6.000% 04/01/15	1,350,000	1,496,894
CA Contra Costa Water District
	Series 2002 L,
	Insured: FSA
	5.000% 10/01/24	1,920,000	1,989,523
CA Department of Water Resources
	Series 2001 W,
	Insured: FSA
	5.500% 12/01/14	2,000,000	2,205,220
CA Eastern Municipal Water District
	Certificates of Participation,
	Series 1991,
	Insured: FGIC
	6.750% 07/01/12	1,000,000	1,091,380
CA Elsinore Valley Municipal Water District
	Certificates of Participation,
	Series 1992 A,
	Insured: FGIC
	6.000% 07/01/12	2,500,000	2,688,775
CA Fresno
	Series 1993 A-1,
	Insured: AMBAC
	6.250% 09/01/14	5,000,000	5,561,650

17

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
CA Los Angeles Department of Water & Power
	Series 2001 A:
	5.125% 07/01/41	3,000,000	3,049,290
	Insured: FGIC
	5.125% 07/01/41	3,000,000	3,062,220
CA Manteca Financing Authority
	Series 2003 B,
	Insured: MBIA
	5.000% 12/01/33	780,000	779,719
CA Metropolitan Water District of Southern California
	Series 1993 A,
	5.750% 07/01/21	3,635,000	4,161,966
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: MBIA
	5.500% 05/01/29	2,000,000	2,281,620
CA Sacramento County Sanitation District
	Series 2001,
	Insured: AMBAC
	5.500% 12/01/18	2,000,000	2,245,880
CA Santa Clara Valley Water District
	Series 2006,
	Insured: FSA
	4.250% 06/01/30	2,500,000	2,334,725
CA Santa Maria Water & Wastewater
	Series 1997 A,
	Insured: AMBAC
	(a) 08/01/14	2,000,000	1,501,260
Water & Sewer Total			34,450,122
UTILITIES TOTAL			60,853,123

	Total Municipal Bonds (cost of $403,009,667)		429,847,995

Shares
Municipal Preferred Stock – 0.5%
HOUSING – 0.5%
Multi-Family – 0.5%

18

		Shares	Value ($)
Municipal Preferred Stock – (continued)
HOUSING – (continued)
Multi-Family – (continued)
Munimae TE Bond Subsidiary LLC	Series 2004 A-2,
	5.400% 06/30/49(f)	2,000,000	2,006,120
Multi-Family Total			2,006,120
HOUSING TOTAL			2,006,120
	Total Municipal Preferred Stock (cost of $2,000,000)		2,006,120

		Par ($)
Other – 0.0%
TRANSPORTATION – 0.0%
Air Transportation – 0.0%
CA Statewide Communities Development Authority
	United Airlines, Inc.,
	Series 2001,
	07/01/39(g)(h)	2,000,000	70,000
Air Transportation Total			70,000
TRANSPORTATION TOTAL			70,000
	Total Other (cost of $–)		70,000

		Shares
Investment Company – 0.0%
	Dreyfus General California Municipal Money Market Fund - Class A Shares (7 day yield of 3.09%)	3,049	3,049
	Total Investment Company (cost of $3,049)		3,049
Common Stock – 0.0%
INDUSTRIALS – 0.0%
Airlines – 0.0%
	UAL Corp. (h)(i)	194	8,563
Airlines Total			8,563
INDUSTRIALS TOTAL			8,563
	Total Common Stock (cost of $6,549)		8,563
Securities Lending Collateral – 0.0%
	State Street Navigator Securities Lending Prime Portfolio (j) (7 day yield of 5.271%)	8,788	8,788

	Total Securities Lending Collateral (cost of $8,788)		8,788

Par ($)
Short-Term Obligations – 0.6%
VARIABLE RATE DEMAND NOTES (k) – 0.6%
CA Department of Water Resources
Power Supply Revenue,
Series 2002 B-6,
LOC: State Street Bank & Trust Co.
	3.550% 05/01/22	1,200,000	1,200,000

19

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (k) – (continued)
CA Irvine Improvement Bond Act 1915
	Assessment District No. 97-16,
	Series 1997,
	LOC: State Street Bank & Trust Co.
	3.550% 09/02/22	600,000	600,000
FL Pinellas County Health Facility Authority
	All Childrens Hospital,
	Series 1985,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	3.700% 12/01/15	900,000	900,000
VARIABLE RATE DEMAND NOTES TOTAL			2,700,000

	Total Short-Term Obligations (cost of $2,700,000)		2,700,000

20

Total Investments – 99.1% (cost of $407,728,053)(l)(m)	434,644,515

Other Assets & Liabilities, Net – 0.9%	3,925,579

Net Assets – 100.0%	438,570,094

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At July 31, 2007, the value of this security amounted to $1,821,879, which represents 0.4% of net assets. Additional information on this restricted security is as follows:

	Acquisition	Acquisition
Security	Date	Cost
CA Statewide Communities Development Authority; Crossroads School of Arts & Sciences, Series 1998, 6.000% 08/01/28	08/21/98	$1,790,000

(c)	Security purchased on a delayed delivery basis.

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2007.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, this security, which is not illiquid, amounted to $2,006,120, which represents 0.5% of net assets.

(g)	Position reflects anticipated residual bankruptcy claims.

(h)	Non-income producing.

21

(i)	All or a portion of this security was on loan at July 31, 2007. The total market value of securities on loan at July 31, 2007 is $8,387.

(j)	Investment made with cash collateral received from securities lending activity.

(k)

Variable rate demand note.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rate at  July 31, 2007.

(l)	Cost for federal income tax purposes is $407,673,901.

(m)	Unrealized appreciation and depreciation at July 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$28,592,595	$(1,621,981)	$26,970,614

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

22

INVESTMENT PORTFOLIO

July 31, 2007 (Unaudited)	Columbia Connecticut Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 94.3%
EDUCATION – 20.0%
Education – 14.7%
CT Health & Educational Facilities Authority
	Connecticut College,
	Series 2002 E,
	Insured: MBIA
	5.250% 07/01/22	400,000	422,860
	Greenwich Academy,
	Series 2007 E,
	Insured: FSA
	5.250% 03/01/32	2,000,000	2,221,620
	Miss Porter’s School,
	Series 2006 B,
	Insured: AMBAC
	5.000% 07/01/36	1,075,000	1,117,280
	Trinity College:
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	2,000,000	2,269,560
	Series 2007 J,
	Insured: MBIA
	4.500% 07/01/37	1,500,000	1,449,675
	University of Connecticut,
	Series 2000 A:
	5.250% 05/15/15	1,500,000	1,584,630
	Insured: FGIC:
	5.250% 11/15/14	2,135,000	2,289,979
	5.250% 11/15/18	2,095,000	2,222,460
	University of Hartford,
	Series 2002,
	Insured: RAD
	5.375% 07/01/15	1,000,000	1,050,720
	Yale University,
	Series 2003 X-1,
	5.000% 07/01/42	2,000,000	2,057,640
Education Total			16,686,424
Prep School – 5.3%
CT Health & Educational Facilities Authority
	Brunswick School,
	Series 2003 B,
	Insured: MBIA
	5.000% 07/01/33	670,000	691,072
	Loomis Chaffee School:
	Series 2001 E,
	5.250% 07/01/21	1,765,000	1,843,295
	Series 2005 F,
	Insured: AMBAC:
	5.250% 07/01/25	2,035,000	2,261,211

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
	5.250% 07/01/26	1,045,000	1,161,068
Prep School Total			5,956,646
EDUCATION TOTAL			22,643,070
HEALTH CARE – 4.4%
Hospitals – 2.5%
CT Health & Educational Facilities Authority
	Danbury Hospital,
	Series 2006 H,
	Insured: AMBAC
	4.500% 07/01/33	2,000,000	1,932,500
	Middlesex Hospital,
	Series 2006 L,
	Insured: FSA
	4.250% 07/01/36	1,000,000	911,830
Hospitals Total			2,844,330
Intermediate Care Facilities – 0.7%
CT Health & Educational Facilities Authority
	Village for Families & Children, Inc.,
	Series 2002 A,
	Insured: AMBAC
	5.000% 07/01/23	255,000	263,497
CT Housing Finance Authority
	Series 2000,
	Insured: AMBAC
	5.850% 06/15/30	500,000	527,810
Intermediate Care Facilities Total			791,307
Nursing Homes – 1.2%
CT Development Authority Health Facility
	Series 2007,
	5.500% 08/15/27	1,375,000	1,376,017
Nursing Homes Total			1,376,017
HEALTH CARE TOTAL			5,011,654
HOUSING – 2.0%
Multi-Family – 0.7%
CT Greenwich Housing Authority
	Greenwich Close Apartments,
	Series 1997 A,
	6.350% 09/01/27	750,000	773,227
Multi-Family Total			773,227
Single-Family – 1.3%
CT Housing Finance Authority
	Series 2006, AMT,

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
	4.875% 11/15/36	1,500,000	1,457,745
Single-Family Total			1,457,745
HOUSING TOTAL			2,230,972
OTHER – 7.8%
Refunded/Escrowed(a) – 7.8%
CT Government
	Series 1993 B,
	Escrowed to Maturity,
	5.400% 09/15/09	25,000	25,844
	Series 2002 F,
	Pre-refunded 10/15/12,
	Insured: FSA
	5.000% 10/15/19	1,730,000	1,825,444
CT Health & Educational Facilities Authority
	State University,
	Series 2003 E,
	Pre-refunded 11/01/12,
	Insured: FGIC
	5.000% 11/01/14	2,060,000	2,174,536
	University of Connecticut,
	Series 2002 A,
	Pre-refunded 04/01/12,
	Insured: FGIC
	5.375% 04/01/16	1,200,000	1,279,008
CT New Haven
	Series 2002 B,
	Escrowed to Maturity,
	Insured: FGIC
	5.000% 11/01/16	10,000	10,566
	Series 2002 C,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 11/01/20	10,000	10,536
CT North Branford
	Series 2001,
	Pre-refunded 10/01/10,
	Insured: MBIA
	5.000% 10/01/15	50,000	52,231
CT Waterbury
	Series 2002 A,
	Pre-refunded 04/01/12,
	Insured: FSA
	5.375% 04/01/16	1,655,000	1,763,965
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	Insured: AMBAC

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	5.500% 08/01/27	1,500,000	1,731,046
Refunded/Escrowed Total			8,873,176
OTHER TOTAL			8,873,176
RESOURCE RECOVERY – 1.4%
Resource Recovery – 1.4%
CT Resource Recovery Authority
	American Re-Fuel Co.,
	Series 2001 AII, AMT,
	5.500% 11/15/15	1,500,000	1,536,060
Resource Recovery Total			1,536,060
RESOURCE RECOVERY TOTAL			1,536,060
TAX-BACKED – 49.7%
Local General Obligations – 29.6%
CT Bridgeport
	Series 1997 A:
	Insured: AMBAC
	6.250% 03/01/12	2,465,000	2,720,029
	Insured: MBIA
	5.500% 08/15/19	1,500,000	1,685,790
	Series 2004 C,
	Insured: MBIA
	5.500% 08/15/21	1,225,000	1,385,622
CT Cheshire
	Series 2000 B,
	5.000% 08/01/14	1,720,000	1,839,058
CT Danbury
	Series 1994,
	4.500% 02/01/13	1,280,000	1,324,736
CT East Hartford
	Series 2003,
	Insured: FGIC
	5.250% 05/01/15	1,000,000	1,092,490
CT East Haven
	Series 2003,
	Insured: MBIA
	5.000% 09/01/15	640,000	689,171
CT Granby
	Series 1993,
	Insured: MBIA
	6.550% 04/01/10	175,000	187,451
	Series 2006,
	5.000% 02/15/26	540,000	603,418
CT Hartford County Metropolitan District
	Series 1991,
	6.200% 11/15/10	220,000	236,870
	Series 1993:

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.200% 12/01/13	500,000	536,775
	5.625% 02/01/13	600,000	650,172
CT Montville
	Series 1993,
	6.300% 03/01/12	335,000	370,356
CT New Britain
	Series 1993 A,
	Insured: MBIA
	6.000% 10/01/12	2,000,000	2,138,560
	Series 1993 B,
	Insured: MBIA
	6.000% 03/01/12	1,000,000	1,060,120
	Series 2006,
	Insured: AMBAC
	5.000% 04/15/21	1,160,000	1,252,116
CT New Haven
	Series 2002 B,
	Insured: FGIC
	5.000% 11/01/16	2,230,000	2,352,360
	Series 2002 C,
	Insured: MBIA
	5.000% 11/01/20	1,465,000	1,530,383
CT New Milford
	Series 2004,
	Insured: AMBAC
	5.000% 01/15/17	1,025,000	1,107,533
CT North Haven
	Series 2007,
	4.750% 07/15/26	1,150,000	1,222,760
CT Plainville
	Series 2002,
	Insured: FGIC:
	5.000% 12/01/15	400,000	420,608
	5.000% 12/01/16	500,000	525,760
CT Stamford
	Series 2003 B,
	5.250% 08/15/16	2,750,000	3,034,432
CT Suffield
	Series 2005,
	5.000% 06/15/20	1,400,000	1,513,330
CT West Hartford
	Series 2005 B,
	5.000% 10/01/24	1,500,000	1,586,400
CT Westbrook
	Series 1992,
	Insured: MBIA
	6.300% 03/15/12	265,000	293,183
CT Westport
	Series 2003,

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.000% 08/15/15	1,000,000	1,078,890
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 2002 A,
	Insured: FSA
	5.250% 08/01/18	1,000,000	1,053,830
Local General Obligations Total			33,492,203
Special Non-Property Tax – 12.1%
CT Special Tax Obligation Revenue
	Transportation Infrastructure:
	Series 1992 B,
	6.125% 09/01/12	2,600,000	2,811,120
	Series 2002 B,
	Insured: AMBAC
	5.000% 12/01/21	1,500,000	1,558,905
	Series 2004 B,
	Insured: AMBAC
	5.250% 07/01/18	2,000,000	2,203,500
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1993 X,
	Insured: FSA
	5.500% 07/01/13	3,000,000	3,193,050
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/21	1,000,000	1,131,390
	Series 2005 L,
	Insured: AMBAC
	5.250% 07/01/38	2,000,000	2,241,820
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 A,
	Insured: AMBAC
	(b) 07/01/35	2,000,000	520,860
Special Non-Property Tax Total			13,660,645
State Appropriated – 2.2%
CT Juvenile Training School
	Series 2001,
	4.750% 12/15/25	2,500,000	2,524,650
State Appropriated Total			2,524,650
State General Obligations – 5.8%
CT State
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/15	1,500,000	1,667,805
	Series 2001,
	Insured: FSA
	5.500% 12/15/14	1,500,000	1,653,525
	Series 2002 E,

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Insured: FSA
	5.375% 11/15/14	1,250,000	1,336,100
	Series 2005 B,
	Insured: AMBAC
	5.250% 06/01/20	400,000	442,156
PR Commonwealth of Puerto Rico
	Public Improvement,
	Series 2001,
	Insured: FSA
	5.500% 07/01/16	1,250,000	1,391,400
State General Obligations Total			6,490,986
TAX-BACKED TOTAL			56,168,484
TRANSPORTATION – 0.5%
Transportation – 0.5%
CT New Haven Air Rights Parking Facility
	Series 2002,
	Insured: AMBAC
	5.375% 12/01/15	500,000	549,475
Transportation Total			549,475
TRANSPORTATION TOTAL			549,475
UTILITIES – 8.5%

Municipal Electric – 5.8%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 JJ,
	Insured: MBIA
	5.250% 07/01/15	2,000,000	2,179,480
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/15	1,500,000	1,659,915
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	2,500,000	2,748,975
Municipal Electric Total			6,588,370
Water & Sewer – 2.7%
CT South Central Regional Water Authority
	Series 2005,
	Insured: MBIA
	5.000% 08/01/30	1,870,000	1,943,697
	Series 2007 A,
	Insured: MBIA
	5.250% 08/01/24	1,000,000	1,111,180
Water & Sewer Total			3,054,877
UTILITIES TOTAL			9,643,247

	Total Municipal Bonds (cost of $104,455,668)		106,656,138

7

		Shares	Value ($)
Investment Company – 1.4%
	Dreyfus Connecticut Municipal Money Market Fund (7 day yield of 2.96%)	1,605,756	1,605,756
	Total Investment Company (cost of $1,605,756)		1,605,756

		Par ($)
Short-Term Obligations – 3.3%
VARIABLE RATE DEMAND NOTES(c) – 3.3%
FL Pinellas County Health Facility Authority
	All Childrens Hospital,
	Series 1985,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	3.700% 12/01/15	1,900,000	1,900,000
MO Health & Educational Facilities Authority
	SSM Health Care Corp.,
	Series 2005 C-1,
	Insured: FSA,
	SPA: UBS AG
	3.660% 06/01/19	1,000,000	1,000,000
MS Jackson County Pollution Control
	Chevron Corp.,
	Series 1993,
	3.660% 06/01/23	300,000	300,000
WY Uinta County
	Chevron Corp.:
	Series 1993,
	3.660% 08/15/20	300,000	300,000
	Series 1997,
	3.660% 04/01/10	200,000	200,000
VARIABLE RATE DEMAND NOTES TOTAL			3,700,000

	Total Short-Term Obligations (cost of $3,700,000)		3,700,000

8

Total Investments – 99.0% (cost of $109,761,424)(d)(e)	111,961,894

Other Assets & Liabilities, Net – 1.0%	1,110,824

Net Assets – 100.0%	113,072,718

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)

Variable rate demand note.  This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks.  The interest rate changes periodically and the interest rate shown reflects the rate as of July 31, 2007.

(d)	Cost for federal income tax purposes is $109,719,749.

(e)	Unrealized appreciation and depreciation at July 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$2,899,593	$(657,448)	$2,242,145

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

9

INVESTMENT PORTFOLIO

July 31, 2007 (Unaudited)	Columbia Connecticut Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.5%
EDUCATION – 10.1%
Education – 9.0%
CT Health & Educational Facility Authority
	Connecticut College:
	Series 2000 D-1,
	Insured: MBIA
	5.750% 07/01/30	1,250,000	1,327,137
	Series 2002 E,
	Insured: MBIA:
	5.000% 07/01/14	500,000	528,280
	5.250% 07/01/22	400,000	422,860
	Series 2007 F,
	Insured: MBIA
	4.125% 07/01/24	1,505,000	1,442,061
	Greenwich Academy
	Series 2007 E,
	Insured: FSA
	5.250% 03/01/26	2,000,000	2,226,180
	Miss Porters School,
	Series 2006 B,
	Insured: AMBAC
	4.500% 07/01/29	600,000	590,610
	Trinity College:
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	500,000	567,390
	Series 2001 G,
	Insured: AMBAC:
	5.000% 07/01/31	1,000,000	1,050,770
	5.500% 07/01/15	2,825,000	3,019,332
	Series 2004 H,
	Insured: MBIA
	5.000% 07/01/25	540,000	563,701
CT University of Connecticut
	Student Fee,
	Series 2002 A,
	5.250% 05/15/14	1,185,000	1,255,045
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: MBIA:
	5.250% 10/01/12	725,000	756,117
	5.375% 10/01/13	975,000	1,020,445
	5.500% 10/01/14	650,000	682,701
Education Total			15,452,629
Prep School – 1.1%
CT Health & Educational Facility Authority
	Loomis Chaffee School,
	Series 2005 F,
	Insured: AMBAC

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
	5.250% 07/01/27	1,670,000	1,859,328
Prep School Total			1,859,328
EDUCATION TOTAL			17,311,957
HEALTH CARE – 5.2%
Continuing Care Retirement – 0.3%
CT Development Authority
	Elim Park Baptist, Inc.,
	Series 2003,
	5.750% 12/01/23	500,000	522,310
Continuing Care Retirement Total			522,310
Hospitals – 4.0%
CT Health & Educational Facility Authority
	Hospital For Special Care,
	Series 2007 C,
	Insured: RAD
	5.250% 07/01/27	750,000	778,148
	Hospital for St. Raphael,
	Series 1993 H,
	Insured: AMBAC
	5.300% 07/01/10	2,740,000	2,856,998
	Middlesex Hospital,
	Series 1997 H,
	Insured: MBIA
	5.000% 07/01/12	1,060,000	1,071,416
	William W. Backus Hospital,
	Series 2005 G,
	Insured: FSA
	5.000% 07/01/24	2,060,000	2,143,203
Hospitals Total			6,849,765
Intermediate Care Facilities – 0.2%
CT Health & Educational Facilities Authority
	Village for Families & Children, Inc.,
	Series 2002 A,
	Insured: AMBAC
	5.000% 07/01/23	260,000	268,663
Intermediate Care Facilities Total			268,663
Nursing Homes – 0.7%
CT Development Authority
	Alzheimers Resident Center
	Series 2007,
	5.200% 08/15/17	1,285,000	1,287,557
Nursing Homes Total			1,287,557
HEALTH CARE TOTAL			8,928,295
HOUSING – 1.8%
Single-Family – 1.8%
CT Housing Finance Authority
	Mortgage Finance Program:

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
	Series 1996 C-1,
	6.000% 11/15/10	815,000	835,571
	Series 2005 D-1,
	4.100% 05/15/17	2,200,000	2,184,644
Single-Family Total			3,020,215
HOUSING TOTAL			3,020,215
OTHER – 17.5%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/14	360,000	378,043
Other Total			378,043
Pool/Bond Bank – 1.9%
CT Revolving Fund
	Series 2003 A,
	5.000% 10/01/19	1,000,000	1,045,220
	Series 2003 B:
	5.000% 10/01/12	1,000,000	1,055,040
	5.000% 10/01/15	1,000,000	1,075,160
Pool/Bond Bank Total			3,175,420
Refunded/Escrowed(a) – 15.4%
CT Bridgeport
	Series 2000 A,
	Pre-refunded 07/15/10,
	Insured: FGIC
	6.000% 07/15/13	2,000,000	2,140,800
CT Fairfield
	Series 1998,
	Pre-refunded 01/01/08,
	5.000% 01/01/18	1,100,000	1,127,511
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.000% 04/01/22	2,200,000	2,306,062
CT Health & Educational Facility Authority
	Fairfield University,
	Series 1999 I,
	Pre-refunded 07/01/09,
	Insured: MBIA
	5.250% 07/01/25	2,000,000	2,072,420
CT New Canaan
	Series 1999,
	Pre-refunded 02/01/09,
	4.750% 02/01/18	500,000	507,520
CT New Haven
	Series 2002 B,
	Escrowed to Maturity,
	Insured: FGIC
	5.375% 11/01/12	5,000	5,366
	Series 2002 C,

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 11/01/18	15,000	15,830
	Series 2003 A,
	Pre-refunded 11/01/13,
	Insured: FGIC
	5.250% 11/01/16	170,000	184,340
CT Seymour
	Series 2001 B,
	Pre-refunded 08/01/11,
	Insured: MBIA
	5.250% 08/01/15	1,100,000	1,158,960
CT Special Assessment Second Injury Fund Revenue
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FSA
	5.250% 01/01/10	2,000,000	2,068,160
CT Stamford
	Series 2002,
	Pre-refunded 08/15/12,
	5.000% 08/15/19	1,000,000	1,053,610
CT State
	Series 1993 B,
	Escrowed to Maturity,
	5.400% 03/15/08	10,000	10,106
	Series 1993 E,
	Escrowed to Maturity,
	6.000% 03/15/12	25,000	27,288
	Series 1999 A,
	Pre-refunded 06/15/09,
	5.250% 06/15/10	2,025,000	2,097,171
	Series 1999 B,
	Pre-refunded 11/01/09,
	5.750% 11/01/11	1,000,000	1,051,900
	Series 2000 A,
	Pre-refunded 04/15/10,
	5.500% 04/15/19	865,000	909,954
CT University of Connecticut
	Series 2000 A,
	Pre-refunded 03/01/10,
	Insured: FGIC
	5.375% 03/01/19	2,000,000	2,096,560
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.375% 04/01/13	1,000,000	1,065,840
CT Westport
	Series 1999,
	Pre-refunded 07/15/09,
	5.000% 07/15/18	1,890,000	1,952,710
	Series 2000,
	Pre-refunded 08/15/10:
	5.375% 08/15/14	550,000	575,196

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	5.375% 08/15/15	1,550,000	1,621,005
	Series 2001,
	Pre-refunded 12/01/11,
	5.000% 12/01/16	1,155,000	1,210,775
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A,
	Economically Defeased,
	5.500% 10/01/40	1,000,000	1,051,740
Refunded/Escrowed Total			26,310,824
OTHER TOTAL			29,864,287
OTHER REVENUE – 1.1%
Recreation – 1.1%
CT Development Authority
	Mystic Marinelife Aquarium
	Series 2007 A
	4.580% 05/01/37	2,000,000	1,920,260
Recreation Total			1,920,260
OTHER REVENUE TOTAL			1,920,260
TAX-BACKED – 54.6%
Local General Obligations – 25.0%
CT Bridgeport
	Series 2002 A,
	Insured: FGIC
	5.375% 08/15/14	1,600,000	1,705,792
	Series 2004 C,
	Insured: MBIA
	5.250% 08/15/17	1,500,000	1,641,285
CT Colchester
	Series 1997 A,
	Insured: AMBAC
	5.400% 08/15/10	885,000	927,852
CT Danbury
	Series 1995,
	5.625% 02/01/13	200,000	218,066
	Series 2004,
	Insured: FGIC
	4.750% 08/01/16	1,270,000	1,339,507
CT East Haven
	Series 2003,
	Insured: MBIA
	5.000% 09/01/15	640,000	689,171
CT Easton
	Series 2001,
	4.750% 10/15/21	855,000	871,912
CT Fairfield
	Series 2004,
	4.500% 01/01/16	1,690,000	1,747,021

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CT Farmington
	Series 2002,
	5.000% 09/15/19	820,000	860,410
CT Hartford County Metropolitan District
	Series 1989,
	6.700% 10/01/09	250,000	265,430
	Series 2002,
	5.000% 04/01/19	1,205,000	1,260,538
CT Hartford
	Series 2003,
	Insured: FSA
	4.750% 12/01/15	2,065,000	2,180,227
	Series 2005 C,
	Insured: MBIA
	5.000% 09/01/19	2,085,000	2,254,677
	Series 2006,
	Insured: AMBAC
	5.000% 07/15/22	600,000	634,590
CT Montville
	Series 1994,
	5.300% 12/01/09	370,000	383,376
CT New Britain
	Series 2006,
	Insured: AMBAC
	5.000% 04/15/17	1,165,000	1,252,736
CT New Haven
	Series 2002 B,
	Insured: FGIC
	5.375% 11/01/12	995,000	1,068,063
	Series 2002 C,
	Insured: MBIA
	5.000% 11/01/18	1,985,000	2,096,100
	Series 2003 A,
	Insured: FGIC
	5.250% 11/01/16	1,830,000	1,969,281
CT New London
	Series 2003 C,
	Insured: AMBAC
	5.000% 02/01/17	1,290,000	1,353,713
CT New Milford
	Series 2004,
	Insured: AMBAC
	5.000% 01/15/16	1,025,000	1,105,381
CT North Haven
	Series 2007:
	4.750% 07/15/24	1,150,000	1,226,141
	4.750% 07/15/25	1,150,000	1,224,681
CT Regional School District No. 15
	Series 2003,
	Insured: FGIC:

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.000% 02/01/15	1,105,000	1,186,947
	5.000% 02/01/16	1,025,000	1,105,678
CT Stamford
	Series 2003 B:
	5.250% 08/15/16	1,650,000	1,820,659
	5.250% 08/15/17	1,125,000	1,242,664
CT Torrington
	Series 1999,
	Insured: FGIC
	5.125% 09/15/12	1,300,000	1,348,152
CT Watertown
	Series 2005,
	Insured: MBIA
	5.000% 08/01/17	1,060,000	1,139,246
CT Weston
	Series 2004:
	5.125% 07/15/14	1,250,000	1,347,925
	5.250% 07/15/15	1,300,000	1,422,655
CT Westport
	Series 2003,
	5.000% 08/15/18	1,200,000	1,274,148
CT Windham
	Series 2004,
	Insured: MBIA
	5.000% 06/15/15	785,000	842,517
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1999 A,
	Insured: FSA
	5.750% 08/01/12	1,500,000	1,571,220
Local General Obligations Total			42,577,761
Special Non-Property Tax – 10.9%
CT Special Tax Obligation Revenue
	Transportation Infrastructure:
	Series 1992 B,
	6.125% 09/01/12	400,000	432,480
	Series 1998 A,
	Insured: FGIC:
	5.250% 10/01/14	2,100,000	2,153,928
	5.500% 10/01/12	3,250,000	3,506,002
	Series 2003 B,
	Insured: FGIC
	5.000% 01/01/23	800,000	832,904
CT State
	Series 1993 A,
	5.375% 09/01/08	750,000	763,463
NJ Economic Development Authority
	Series 2004 A,
	5.500% 06/15/24	1,000,000	1,038,380

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
OH Hamilton County Sales Tax Revenue
	Series 2000 B,
	Insured: AMBAC
	(b) 12/01/28	3,000,000	1,097,430
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998,
	Insured: MBIA
	5.250% 07/01/14	2,615,000	2,675,459
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/17	1,870,000	2,094,437
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	2,500,000	2,768,150
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 A,
	Insured: FGIC
	(b) 07/01/32	4,000,000	1,214,040
Special Non-Property Tax Total			18,576,673
State Appropriated – 4.5%
CT State Certificates of Participation
	Juvenile Training School,
	Series 2001,
	5.250% 12/15/14	1,565,000	1,661,670
CT University of Connecticut
	Series 2002 A,
	5.000% 04/01/10	1,085,000	1,119,058
	Series 2004 A,
	Insured: MBIA
	5.000% 01/15/13	2,000,000	2,115,200
	Series 2007 A,
	4.000% 04/01/24	2,100,000	1,994,265
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	5.750% 08/01/27	700,000	741,370
State Appropriated Total			7,631,563
State General Obligations – 14.2%
CT State
	Series 1993 E,
	6.000% 03/15/12	975,000	1,064,232
	Series 2000 C,
	5.375% 12/15/10	1,000,000	1,051,300
	Series 2001,
	Insured: FSA
	5.500% 12/15/14	1,500,000	1,653,525
	Series 2003 E,
	Insured: FGIC

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	5.000% 08/15/21	1,000,000	1,041,720
	Series 2005 B,
	Insured: AMBAC
	5.250% 06/01/20	600,000	663,234
	Series 2005 D,
	Insured: FGIC
	5.000% 11/15/23	4,000,000	4,207,480
PR Commonwealth of Puerto Rico
	Capital Appreciation,
	Series 1998,
	Insured: MBIA:
	(b) 07/01/14	4,500,000	3,412,440
	6.000% 07/01/16	1,000,000	1,151,150
	Public Improvement:
	Series 1998:
	Insured: FSA
	5.250% 07/01/10	1,250,000	1,302,363
	Insured: MBIA
	5.250% 07/01/15	3,000,000	3,269,220
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/20	3,000,000	3,382,440
	Series 2004 A,
	5.000% 07/01/30	1,000,000	1,032,480
	Series 2006 A,
	5.250% 07/01/23	1,000,000	1,053,050
State General Obligations Total			24,284,634
TAX-BACKED TOTAL			93,070,631
UTILITIES – 7.2%
Investor Owned – 1.2%
CT Development Authority
	Pollution Control Revenue,
	Connecticut Light & Power Co.,
	Series 1993 A,
	5.850% 09/01/28	2,000,000	2,065,900
Investor Owned Total			2,065,900
Joint Power Authority – 1.2%
CT State Municipal Electric Energy Cooperative Power Supply Systems
	Series 2006 A,
	Insured: AMBAC
	5.000% 01/01/22	2,000,000	2,115,340
Joint Power Authority Total			2,115,340
Municipal Electric – 0.7%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	1,000,000	1,099,590
Municipal Electric Total			1,099,590

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – 4.1%
CT Clean Water Fund
	Series 1993,
	6.000% 10/01/12	1,200,000	1,288,884
	Series 1999,
	5.250% 07/15/11	1,500,000	1,554,810
CT Greater New Haven Water Pollution Control Authority
	Series 2005 A,
	Insured: MBIA
	5.000% 11/15/30	2,500,000	2,603,075
CT South Central Regional Water Authority
	Series 2007 A,
	5.250% 08/01/22	1,370,000	1,512,781
Water & Sewer Total			6,959,550
UTILITIES TOTAL			12,240,380

	Total Municipal Bonds (cost of $163,781,804)		166,356,025

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 3.460%)	8,347	8,347

	Total Investment Company (cost of $8,348)		8,347

		Par ($)
Short-Term Obligations – 1.8%
VARIABLE RATE DEMAND NOTES(c) – 1.8%
FL Pinellas County Health Facility Authority
	All Childrens Hospital,
	Series 1985,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	3.700% 12/01/15	1,700,000	1,700,000
MO Health & Educational Facilities Authority
	St. Louis University,
	Series 2005 A,
	Insured: MBIA,
	SPA: Bank of New York
	3.670% 10/01/35	600,000	600,000
SD Lawrence County
	Homestake Mining Co.,
	Series 1997 B,
	LOC: Chase Manhattan Bank
	3.680% 07/01/32	500,000	500,000
WY Uinta County
	Chevron Corp.,

10

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(c) – (continued)
	Series 1992,
	3.660% 12/01/22	300,000	300,000
VARIABLE RATE DEMAND NOTES TOTAL			3,100,000

	Total Short-Term Obligations (cost of $3,100,000)		3,100,000

	Total Investments – 99.3% (cost of $166,890,152)(d)(e)		169,464,372

	Other Assets & Liabilities, Net – 0.7%		1,151,738

	Net Assets – 100.0%		170,616,110

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2007.

(d)	Cost for federal income tax purposes is $166,875,906.

(e)	Unrealized appreciation and depreciation at July 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,472,739	$(884,273)	$2,588,466

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.

11

FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

12

INVESTMENT PORTFOLIO

July 31, 2007 (Unaudited)	Columbia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.1%
EDUCATION – 2.9%
Education – 2.9%
CA State Public Works Board
	Series 2007 A,
	Insured: FGIC
	5.250% 06/01/21	9,000,000	9,923,580
CT Health & Educational Facility Authority
	Trinity College,
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	1,000,000	1,134,780
FL Broward County Educational Facilities Authority
	Nova Southeastern University,
	Series 2004 B,
	5.250% 04/01/17	610,000	631,722
FL Volusia County Educational Facilities Authority
	Embry-Riddle Aeronautical University,
	Series 1999 A,
	5.750% 10/15/29	2,380,000	2,443,403
IL Finance Authority
	DePaul University,
	Series 2004 A:
	5.375% 10/01/17	1,000,000	1,069,260
	5.375% 10/01/18	2,000,000	2,135,840
KS Development Finance Authority
	Board of Regents Scientific Research,
	Series 2003,
	Insured: AMBAC
	5.000% 10/01/19	2,000,000	2,112,480
	Regents-Wichita University,
	Series 2000 B,
	Insured: AMBAC
	5.900% 04/01/15	2,000,000	2,101,300
KS Washburn University
	Topeka Living Learning,
	Series 2004,
	Insured: AMBAC
	5.000% 07/01/18	900,000	945,009
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	500,000	587,840
MA Industrial Finance Agency
	Tufts University,
	Series 1998 H,
	Insured: MBIA
	5.500% 02/15/12	2,000,000	2,139,620
MD Health & Higher Educational Facilities Authority
	Johns Hopkins University,
	Series 1998,
	6.000% 07/01/10	1,500,000	1,592,370

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
MO Health & Educational Facilities Authority
	St. Louis University,
	Series 1998,
	5.500% 10/01/16	1,000,000	1,105,620
	Washington University,
	Series 2001 A,
	5.500% 06/15/16	1,000,000	1,112,000
NY Dormitory Authority
	Series 2005 B,
	Insured: FGIC
	5.500% 07/01/21	7,345,000	8,293,533
	St. John’s University,
	Series 2007 C,
	Insured: MBIA
	5.250% 07/01/23	5,245,000	5,814,869
	University of Rochester,
	Series 2007 A-1:
	5.000% 07/01/21	6,070,000	6,395,959
	5.000% 07/01/22	4,000,000	4,208,480
PA Erie Higher Education Building Authority
	Mercyhurst College,
	Series 2004 B,
	5.000% 03/15/14	255,000	263,043
PA Higher Educational Facilities Authority
	Bryn Mawr College,
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/12	1,500,000	1,601,190
	State Systems Higher Education,
	Series 2001 T,
	Insured: AMBAC
	5.000% 06/15/12	750,000	781,268
	University of Sciences,
	Series 2005 A,
	Insured: XLCA
	5.000% 11/01/16	360,000	381,870
	Widener University,
	Series 2003,
	5.000% 07/15/10	500,000	511,280
PA University
	Series 2002,
	5.250% 08/15/11	1,000,000	1,053,990
RI Health & Educational Building Corp.
	Series 2003,
	Insured: XLCA
	5.250% 04/01/15	1,500,000	1,590,630
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
	Meharry Medical College,
	Series 1996,

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
	Insured: AMBAC:
	6.000% 12/01/09	595,000	624,375
	6.000% 12/01/16	500,000	565,965
TX Alamo Community College District
	Series 2001,
	Insured: FSA
	5.375% 11/01/16	540,000	570,278
TX Houston Community College System
	Series 2001 A,
	Insured: MBIA
	5.375% 04/15/15	520,000	545,771
TX Public Finance Authority
	Stephen F. Austin University,
	Series 2005,
	Insured: MBIA
	5.000% 10/15/19	2,000,000	2,103,160
TX University of Texas
	Series 2004 A,
	5.250% 08/15/17	2,000,000	2,182,180
	Series 2004 B,
	5.250% 08/15/16	2,000,000	2,176,640
Education Total			68,699,305
EDUCATION TOTAL			68,699,305
HEALTH CARE – 8.6%
Continuing Care Retirement – 1.6%
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	Series 2005,
	5.000% 12/01/18	1,000,000	1,014,910
FL Lee County Industrial Development Authority
	Shell Point,
	Series 2007,
	5.000% 11/15/22	7,650,000	7,536,933
FL Sarasota County Health Facilities Authority
	Village on the Isle,
	Series 2007,
	5.500% 01/01/27	4,000,000	4,053,640
FL St. John’s County Industrial Development Authority
	Vicars Landing,
	Series 2007,
	5.000% 02/15/17	1,765,000	1,790,381
IN Health & Educational Facility Financing Authority
	Baptist Homes of Indiana,
	Series 2005,
	5.250% 11/15/25	6,000,000	6,141,180
KS Lenexa
	Lakeview Village, Inc.,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	Series 2007,
	5.250% 05/15/22	2,650,000	2,665,900
MA Development Finance Agency
	First Mortgage Orchard Cove,
	Series 2007,
	5.000% 10/01/17	2,000,000	2,006,200
MD Howard County Retirement Authority
	Columbia Vantage House Corp.,
	Series 2007 A,
	5.250% 04/01/27	1,500,000	1,490,790
NC Medical Care Commission
	Givens Estates,
	Series 2007,
	5.000% 07/01/27	6,250,000	6,187,562
PA Delaware County Authority
	Dunwoody Village, Inc.,
	Series 2003 A,
	5.000% 04/01/09	500,000	506,265
TX Tarrant County Cultural Education Facilities Finance Corp.
	Air Force Village,
	Series 2007,
	5.125% 05/15/27	3,750,000	3,774,113
Continuing Care Retirement Total			37,167,874
Hospitals – 6.7%
AL Health Care Authority for Baptist Health
	Series 2006 D,
	5.000% 11/15/18	2,250,000	2,283,390
AL University at Birmingham Hospital
	Series 2006 A,
	5.000% 09/01/21	2,200,000	2,236,850
AR Washington County Hospital
	Washington Regional Medical Center,
	Series 2005 B:
	5.000% 02/01/16	1,000,000	1,020,680
	5.000% 02/01/17	2,000,000	2,031,240
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2004,
	4.450% 07/01/26	1,010,000	1,022,271
	Series 2005,
	5.000% 11/15/18	2,500,000	2,583,775
CA Loma Linda Hospital
	Loma Linda University Medical Center,
	Series 2005 A,
	5.000% 12/01/19	10,390,000	10,587,826
CA Municipal Finance Authority
	Community Hospital Central California,
	Series 2007:

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	5.000% 02/01/21	1,070,000	1,077,244
	5.000% 02/01/22	1,500,000	1,503,375
FL Escambia County Health Facilities Authority
	Ascension Health,
	Series 2003 A:
	5.250% 11/15/11	2,125,000	2,209,915
	5.250% 11/15/14	1,000,000	1,050,730
FL Highlands County Health Facilities Authority
	Adventist Health Systems:
	Series 2005 A,
	5.000% 11/15/20	1,000,000	1,018,270
	Series 2005 B:
	5.000% 11/15/20	1,000,000	1,018,270
	5.000% 11/15/22	1,000,000	1,012,790
	Adventist Hinsdale Hospital,
	Series 2005 A,
	5.000% 11/15/22	1,000,000	1,012,790
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 A,
	5.000% 10/01/18	1,000,000	1,014,770
FL Lee Memorial Health System Hospital Board
	Series 2002 A,
	Insured: FSA
	5.750% 04/01/15	1,000,000	1,075,880
FL Marion County Hospital District
	Munroe Regional Medical Center,
	Series 1999,
	5.250% 10/01/11	1,935,000	2,004,002
FL Miami-Dade County Public Facilities
	Series 2005 B,
	Insured: MBIA
	5.000% 06/01/19	2,000,000	2,083,520
FL Orange County Health Facilities Authority
	Series 1996 A,
	Insured: MBIA
	6.250% 10/01/16	1,700,000	1,942,267
FL Sarasota County Public Hospital Board
	Series 1998 B,
	Insured: MBIA
	5.250% 07/01/11	1,750,000	1,829,170
FL South Broward Hospital District
	Series 2003 A,
	Insured: MBIA:
	5.250% 05/01/12	3,955,000	4,172,485
	5.250% 05/01/13	1,500,000	1,595,370

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
FL St. Petersburg Health Facilities Authority
	All Children’s Hospital,
	Series 2002,
	Insured: AMBAC:
	5.500% 11/15/14	1,720,000	1,830,235
	5.500% 11/15/15	1,995,000	2,117,992
	5.500% 11/15/16	1,980,000	2,098,206
FL Tampa Health Systems
	Catholic Health East,
	Series 1998 A-1,
	Insured: MBIA:
	5.500% 11/15/13	6,080,000	6,564,758
	5.500% 11/15/14	6,000,000	6,521,460
GA Fulton DeKalb Hospital Authority
	Series 2003,
	Insured: FSA
	5.250% 01/01/16	1,000,000	1,070,090
IN Health and Educational Facilities Finance Authority
	Laporte Regional Health System, Inc.,
	Series 2006 B,
	5.000% 02/15/21	3,330,000	3,376,154
KS Development Finance Authority Health Facilities
	Sisters of Charity Leavenworth,
	Series 1998,
	Insured: MBIA
	5.000% 12/01/14	955,000	972,343
KS Lawrence Memorial Hospital
	Series 2003,
	5.250% 07/01/11	1,005,000	1,041,240
KS Manhattan Hospital
	Mercy Health Care Center,
	Series 2001,
	Insured: FSA
	5.250% 08/15/10	1,005,000	1,034,929
KS Wichita Hospital
	Series 2001 III,
	6.250% 11/15/18	5,000,000	5,388,900
MA Health & Educational Facilities Authority
	Partners HealthCare System, Inc.,
	Series 2001 C:
	6.000% 07/01/14	1,000,000	1,076,600
	6.000% 07/01/17	45,000	48,472
NC Medical Care Commission Health Care Facilities
	Carolina Medicorp, Inc.,
	Series 1996,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	5.125% 05/01/16	4,000,000	4,003,120
NM Farmington Hospital
	San Juan Regional Medical Center, Inc.,
	Series 2004 A,
	5.125% 06/01/18	500,000	513,145
NY Dormitory Authority
	North Shore Long Island Jewish Health,
	Series 2007 A,
	5.000% 05/01/24	1,000,000	1,012,240
	North Shore University Hospital,
	Series 2007:
	5.000% 05/01/21	2,000,000	2,038,520
	5.000% 05/01/22	2,000,000	2,030,700
NY Monroe County Industrial Development Agency
	Highland Hospital of Rochester,
	Series 2005:
	5.000% 08/01/14	730,000	753,477
	5.000% 08/01/15	545,000	561,661
OH Lakewood
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/14	1,400,000	1,477,056
OH Lorain County Hospital
	Catholic Healthcare Partnerships,
	Series 2001 A:
	5.625% 10/01/14	6,135,000	6,479,848
	5.625% 10/01/15	3,000,000	3,162,750
	5.625% 10/01/16	3,000,000	3,158,070
OK Development Finance Authority
	Duncan Regional Hospital, Inc.,
	Series 2003 A,
	5.000% 12/01/15	1,545,000	1,590,516
PA Higher Educational Facilities Authority
	University of Pennsylvania Health Systems,
	Series 2005 A,
	Insured: AMBAC
	5.000% 08/15/18	250,000	263,417
TN Knox County Health, Educational & Housing Facilities Board
	Fort Sanders Alliance,
	Series 1993,
	Insured: MBIA
	7.250% 01/01/09	300,000	314,223
TN Shelby County Health, Educational & Housing Facilities Board
	Methodist Health Systems,
	Series 1995,
	Insured: MBIA
	6.250% 08/01/09	10,000	10,442

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
TN Sullivan County Health, Educational & Housing Facilities Board
	Series 2006 C,
	5.000% 09/01/22	3,750,000	3,766,162
TX Amarillo Health Facilities Corp.
	Baptist St. Anthony’s Hospital Corp.,
	Series 1998,
	Insured: FSA
	5.500% 01/01/14	1,000,000	1,081,770
TX Harris County Health Facilities Development Corp.
	Memorial Hospital Systems,
	Series 1997 A,
	Insured: MBIA
	6.000% 06/01/13	2,170,000	2,390,363
TX Jefferson County Health Facilities Development Corp.
	Baptist Hospitals,
	Series 2001,
	Insured: AMBAC
	5.200% 08/15/21	3,465,000	3,571,133
TX Tarrant County Cultural Education Facilities Finance Corp.
	Texas Health Resources,
	Series 2007 A,
	5.000% 02/15/21	5,000,000	5,098,750
TX Tarrant County Hospital District
	Series 2002,
	Insured: MBIA
	5.500% 08/15/13	1,355,000	1,447,221
VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,
	5.250% 09/01/18	1,500,000	1,604,040
VA Prince William County Industrial Development Authority Hospital
	Potomac Hospital Corp.,
	Series 2003,
	5.500% 10/01/18	1,000,000	1,059,230
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 1999 A,
	5.600% 02/15/29	7,615,000	7,760,675
	Wheaton Franciscan Healthcare,
	Series 2006:
	5.125% 08/15/26	10,000,000	9,897,900
	5.250% 08/15/21	11,410,000	11,615,152

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000,
	6.750% 09/01/22	1,535,000	1,654,055
Hospitals Total			158,843,895
Nursing Homes – 0.3%
IA Finance Authority Health Facilities
	Development Care Initiatives,
	Series 2006 A:
	5.250% 07/01/18	2,695,000	2,744,831
	5.500% 07/01/21	1,530,000	1,577,767
MN Eveleth Health Care
	Series 2007,
	5.000% 10/01/17	1,000,000	985,070
MO St. Louis County Industrial Development Authority
	Ranken Jordan,
	Series 2007,
	5.000% 11/15/27	1,350,000	1,330,600
Nursing Homes Total			6,638,268
HEALTH CARE TOTAL			202,650,037
HOUSING – 1.6%
Assisted Living/Senior – 0.2%
AZ Maricopa County Industrial Development Authority Health Facilities
	Series 1999 A,
	Guarantor: GNMA
	6.300% 09/20/38	3,715,000	3,918,954
Assisted Living/Senior Total			3,918,954
Multi-Family – 0.7%
CA ABAG Finance Authority for Nonprofit Corps.
	Northbay Properties II LP,
	Series 2000 A, AMT,
	6.400% 08/15/30	1,000,000	1,020,380
CA Statewide Communities Development Authority
	Irvine Apartment Communities LP,
	Series 1998 A-4,
	5.250% 05/15/25	1,750,000	1,785,193
FL Capital Trust Agency
	Atlantic Housing Foundation,
	Series 2005,
	5.250% 07/01/15	2,280,000	2,271,154
	TCB Shadow Run,
	Series 2000 A,
	5.150% 11/01/30	4,300,000	4,428,527
FL Collier County Finance Authority
	Goodlette Arms,
	Series 2002 A-1,
	4.900% 02/15/32	3,250,000	3,374,215

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
FL Housing Finance Agency
	Series 1995 H,
	6.400% 11/01/15	910,000	915,951
LA Housing Finance Agency
	Series 2006 A,
	4.750% 12/01/31	1,540,000	1,538,429
NC Medical Care Commission
	ARC/HDS Alamance Housing Corp.,
	Series 2004 A:
	4.650% 10/01/14	575,000	569,888
	5.500% 10/01/24	1,575,000	1,626,093
Multi-Family Total			17,529,830
Single-Family – 0.7%
AZ Tucson & Pima County Industrial Development Authority
	Series 2001 A-1, AMT,
	Guarantor: GNMA:
	6.000% 07/01/21	275,000	282,802
	6.350% 01/01/34	180,000	181,591
FL Escambia County Housing Finance Authority
	Series 1999, AMT,
	Guarantor: GNMA
	4.500% 10/01/09	980,000	988,604
	Series 2000 A, AMT,
	Insured: MBIA
	6.300% 10/01/20	50,000	50,448
FL Housing Finance Agency
	Series 1997-2, AMT,
	Insured: MBIA
	5.750% 07/01/14	940,000	947,219
FL Housing Finance Corp.
	Series 1998-1,
	Insured: MBIA:
	4.950% 01/01/11	640,000	650,035
	4.950% 07/01/11	890,000	903,964
IA Finance Authority
	Series 1997 F,
	Guarantor: GNMA
	5.550% 01/01/16	515,000	523,173
KS Sedgwick & Shawnee Counties
	Mortgage Backed Securities Program,
	Series 2003, AMT,
	Guarantor: GNMA
	6.050% 06/01/27	510,000	529,263
NC Housing Finance Agency
	Series 1994 Y,
	6.300% 09/01/15	225,000	226,901
	Series 1997 RR, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
	Insured: FHA
	5.850% 09/01/28	905,000	920,113
NM Mortgage Finance Authority
	Series 1998 B-3,
	Guarantor: GNMA
	5.500% 07/01/28	265,000	269,113
	Series 2001 B-2, AMT,
	Guarantor: GNMA
	6.200% 09/01/32	1,555,000	1,569,213
	Series 2002 B-2, AMT,
	Guarantor: GNMA
	6.350% 03/01/33	1,300,000	1,328,639
	Series 2002 PG-A-2, AMT,
	Guarantor: GNMA
	6.450% 03/01/33	885,000	894,231
OR Housing & Community Services Department Mortgage
	Series 1996 A,
	5.500% 07/01/08	5,000	5,055
	Series 1997 H, AMT,
	5.150% 07/01/09	65,000	66,019
	Series 2000 H,
	Insured: FHA
	5.550% 07/01/21	115,000	117,631
TN Housing Development Agency
	Home Ownership Program:
	Series 1997-3A, AMT,
	(a) 01/01/08	2,500,000	2,450,975
	Series 1998, AMT:
	4.850% 07/01/09	1,135,000	1,150,288
	4.950% 07/01/10	1,190,000	1,215,692
Single-Family Total			15,270,969
HOUSING TOTAL			36,719,753
INDUSTRIALS – 1.4%
Chemicals – 0.5%
TX Guadalupe Blanco River Authority
	Sewer & Solid Waste Disposal Facility,
	E.I. DuPont de Nemours & Co.,
	Series 1999, AMT,
	5.500% 05/01/29	10,650,000	10,892,501
Chemicals Total			10,892,501
Forest Products & Paper – 0.8%
FL Bay County Pollution Control
	International Paper Co.,
	Series 1998 A,
	5.100% 09/01/12	2,375,000	2,407,134
FL Escambia County Pollution Control
	International Paper Co.,
	Series 2003 A,
	4.700% 04/01/15	500,000	490,950

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
LA Morehouse Parish Pollution Control
	International Paper Co.,
	Series 2001 A,
	5.250% 11/15/13	8,525,000	8,698,057
MS Warren County Environmental Improvement
	International Paper Co.,
	Series 2000 A, AMT,
	6.700% 08/01/18	2,600,000	2,726,776
TX Gulf Coast Waste Disposal Authority
	Series 2002 A, AMT,
	6.100% 08/01/24	5,750,000	5,962,520
Forest Products & Paper Total			20,285,437
Other Industrial Development Bonds – 0.1%
MI Strategic Fund Limited Obligation
	NSF International,
	Series 2004,
	5.000% 08/01/13	820,000	850,824
PA Industrial Development Authority Economic Development
	Series 2002,
	Insured: AMBAC
	5.250% 07/01/11	1,000,000	1,050,790
Other Industrial Development Bonds Total			1,901,614
INDUSTRIALS TOTAL			33,079,552
OTHER – 20.5%
Other – 1.0%
FL Hurricane Catastrophe Fund
	Series 2006 A,
	5.250% 07/01/12	12,000,000	12,668,520
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B:
	5.000% 12/01/13	5,000,000	5,238,000
	5.000% 12/01/15	5,000,000	5,261,300
Other Total			23,167,820
Pool/Bond Bank – 2.8%
FL Gulf Breeze
	Series 1985 C,
	Insured: FGIC
	5.000% 12/01/15	1,000,000	1,024,650
FL Municipal Loan Council
	Series 2002 A,
	Insured: MBIA
	5.500% 05/01/13	1,000,000	1,074,770
	Series 2003 B,
	Insured: MBIA

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
	5.250% 12/01/13	1,125,000	1,206,180
	Series 2005 A,
	Insured: MBIA
	5.000% 02/01/19	1,015,000	1,062,055
KS Development Finance Authority
	Water Pollution Control Revolving Fund:
	Series 2001 II,
	5.500% 05/01/14	1,000,000	1,095,520
	Series 2002 II,
	5.500% 11/01/15	105,000	112,755
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/19	2,500,000	2,925,925
	Series 2004 A,
	5.250% 08/01/17	2,920,000	3,205,284
	Series 2006,
	5.250% 08/01/21	7,500,000	8,276,925
MO Environmental Improvement & Energy Resources Authority
	Series 2004 B,
	5.250% 01/01/18	7,470,000	8,212,070
NY Dormitory Authority
	Series 2002 A,
	Insured: MBIA
	5.250% 10/01/12	2,420,000	2,578,994
NY Environmental Facilities Corp.
	Pollution Control,
	Series 1994,
	5.750% 06/15/09	10,000	10,367
	Series 2007,
	5.000% 06/15/19	11,000,000	11,745,910
OH Water Development Authority
	Pollution Control,
	Series 2005 B,
	(a) 06/01/15	2,000,000	1,440,000
PA Delaware Valley Regional Financing Authority
	Local Government:
	Series 1997 B,
	Insured: AMBAC
	5.600% 07/01/17	2,000,000	2,212,300
	Series 2002:
	5.500% 07/01/12	15,000,000	16,001,550
	5.750% 07/01/17	2,000,000	2,229,480
PA Finance Authority
	Penn Hills,
	Series 2000 A,
	Insured: FGIC
	5.500% 12/01/22	835,000	873,143
TX Water Development Board
	Series 1999 B,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
	5.625% 07/15/21	1,500,000	1,553,235
Pool/Bond Bank Total			66,841,113
Refunded/Escrowed(b) – 14.8%
AL Birmingham Medical Clinic Board
	Baptist Medical Centers,
	Series 1979,
	Escrowed to Maturity,
	8.300% 07/01/08	180,000	186,372
AL Birmingham Waterworks & Sewer Board
	Series 2002 B,
	Pre-refunded 01/01/13
	Insured: MBIA
	5.000% 01/01/37	15,000,000	15,820,650
AL Birmingham
	Series 2001 A,
	Pre-refunded 11/01/11,
	5.250% 05/01/17	2,000,000	2,128,120
AL Special Care Facilities Financing Authority
	Charity Obligation Group,
	Series 1999 A,
	Escrowed to Maturity,
	4.625% 11/01/10	3,265,000	3,327,688
AZ Phoenix Civic Improvement Corp.
	Series 1999 A,
	Pre-refunded 07/01/09,
	5.500% 07/01/12	1,000,000	1,041,350
AZ School Facilities Board Certificates of Participation
	Series 2003 A,
	Pre-refunded 03/01/13,
	Insured: MBIA
	5.250% 09/01/14	10,000,000	10,685,100
AZ University of Arizona
	Certificates of Participation,
	Series 2002 A,
	Pre-refunded 06/01/12,
	Insured: AMBAC
	5.500% 06/01/15	455,000	488,006
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	Pre-refunded 06/01/13,
	6.250% 06/01/33	3,500,000	3,821,405
CA Health Facilities Financing Authority
	Catholic West H,
	Series 2004 H,
	Pre-refunded 07/01/11,
	4.450% 07/01/26	90,000	92,141
CA State
	Series 2000,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
	Pre-refunded 12/01/10,
	5.000% 12/01/16	3,265,000	3,392,449
CO Department of Transportation
	Series 2000,
	Pre-refunded 06/15/10,
	Insured: AMBAC:
	6.000% 06/15/12	2,750,000	2,925,505
	6.000% 06/15/15	2,750,000	2,925,505
CO Douglas County School District No. RE-1
	Series 2001,
	Pre-refunded 12/15/11,
	Insured: MBIA
	5.250% 12/15/13	7,385,000	7,806,167
CT Special Tax Obligation
	Transportation Infrastructure:
	Series 1999 A,
	Pre-refunded 12/01/09,
	Insured: FGIC
	5.625% 12/01/19	1,520,000	1,596,958
	Series 2001 A,
	Pre-refunded 10/01/11,
	Insured: FSA
	5.375% 10/01/17	1,000,000	1,060,110
FL Board of Education
	Series 2000 A,
	Pre-refunded 06/01/10,
	5.750% 06/01/13	1,000,000	1,060,930
	Series 2000 C,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.250% 07/01/17	1,000,000	1,048,600
FL Brevard County
	Series 2000,
	Pre-refunded 08/01/10,
	Insured: FSA
	6.000% 08/01/14	1,195,000	1,279,451
FL Broward County
	Series 2001 A,
	Pre-refunded 01/01/11,
	5.250% 01/01/14	1,025,000	1,080,842
FL Hillsborough County School Board District
	Series 2002,
	Pre-refunded 10/01/11,
	Insured: AMBAC
	5.375% 10/01/13	1,060,000	1,122,879
FL Lakeland Electricity & Water
	Series 1990,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 10/01/09	1,000,000	921,280
FL Marion County Hospital District
	Munroe Regional Medical Center,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
	Series 1999,
	Pre-refunded 10/01/09,
	5.250% 10/01/11	90,000	93,457
FL Miami-Dade County School Board
	Series 2001 A,
	Escrowed to Maturity,
	Insured: MBIA
	5.500% 05/01/10	2,000,000	2,086,100
FL Orange County Health Facilities Authority
	Orlando Regional Health Care System,
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/16	4,705,000	5,432,064
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/16	115,000	131,646
FL Orange County Tourist Development Tax
	Series 2000,
	Pre-refunded 10/01/09,
	Insured: AMBAC
	5.500% 10/01/31	3,000,000	3,107,490
FL Orlando Utilities Commission Water & Electric
	Series 1989 D,
	Escrowed to Maturity,
	6.750% 10/01/17	1,800,000	2,098,962
FL Orlando Utilities Commission
	Series 2002 C,
	Pre-refunded 10/01/12,
	5.250% 10/01/16	1,290,000	1,374,443
FL Pinellas County Housing Authority
	Affordable Housing,
	Series 2001,
	Escrowed to Maturity,
	Insured: FSA
	4.600% 12/01/10	7,000,000	7,162,400
FL Port St. Lucie Utilities
	Series 2003,
	Pre-refunded 09/01/13,
	Insured: MBIA:
	5.000% 09/01/16	1,000,000	1,060,140
FL Reedy Creek Improvement District Utilities
	Series 2003 1,
	Pre-refunded 10/01/13,
	Insured: MBIA
	5.250% 10/01/15	1,490,000	1,600,916

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
FL Seminole County Sales Tax
	Series 2001,
	Pre-refunded 10/01/11,
	Insured: FGIC
	5.375% 10/01/13	1,295,000	1,382,879
FL South Broward Hospital District
	Series 2002,
	Pre-refunded 05/01/12:
	5.500% 05/01/22	1,000,000	1,077,930
	5.600% 05/01/27	4,000,000	4,328,920
GA Atlanta Airport Facilities
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.500% 01/01/22	2,725,000	2,857,735
GA Atlanta Water & Wastewater
	Series 1999 A,
	Pre-refunded 05/01/09,
	Insured: FGIC
	5.000% 11/01/38	3,420,000	3,505,842
GA Finance & Investment Commission
	Series 1999 D,
	Pre-refunded 11/01/09:
	5.800% 11/01/10	3,000,000	3,187,170
	5.800% 11/01/12	4,000,000	4,249,560
GA Municipal Electric Authority
	Series 1998 Y:
	Escrowed to Maturity,
	Insured: AMBAC
	6.400% 01/01/13	165,000	180,876
	Pre-refunded 01/01/11,
	Insured: AMBAC
	6.400% 01/01/13	45,000	48,714
HI Honolulu City & County
	Series 1995 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 11/01/10	500,000	533,140
HI University of Hawaii
	Series 2002 A,
	Pre-refunded 07/15/12,
	Insured: FGIC
	5.500% 07/15/14	1,000,000	1,074,240
IL Chicago Board of Education
	Series 2000,
	Pre-refunded 12/01/10,
	Insured: FGIC
	5.600% 12/01/18	1,300,000	1,372,124
IL Chicago Housing Authority
	Capital Program,
	Series 2001:
	Escrowed to Maturity,
	5.250% 07/01/12	5,975,000	6,348,975

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
	Pre-refunded 07/01/12,
	5.375% 07/01/13	5,000,000	5,340,750
IL Chicago
	Series 2000 C,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.750% 01/01/13	310,000	329,307
IL Health Facilities Authority
	Galesburg Cottage Hospital,
	Series 2000,
	Pre-refunded 05/01/10,
	Insured: RAD
	6.000% 05/01/15	1,500,000	1,583,970
IL State
	Series 2000,
	Pre-refunded 06/01/10,
	Insured: MBIA
	5.750% 06/01/15	6,850,000	7,205,789
	Series 2002,
	Pre-refunded 12/01/12,
	Insured: FSA
	5.375% 12/01/13	10,000,000	10,733,400
IN Toll Road Commission
	Series 1980,
	Escrowed to Maturity,
	9.000% 01/01/15	2,240,000	2,781,610
KS Department of Transportation
	Series 1998,
	Escrowed to Maturity,
	5.500% 09/01/14	1,575,000	1,729,303
KS Development Finance Authority
	Water Pollution Revolving Fund II,
	Series 2002,
	Pre-refunded 11/01/12,
	5.500% 11/01/15	895,000	965,857
KS Labette County Single Family Mortgage
	Capital Accumulator Bonds,
	Series 1998 A,
	Escrowed to Maturity,
	(a) 12/01/14	2,175,000	1,606,999
KS Shawnee County Unified School District No. 501
	Series 2002,
	Pre-refunded 02/01/12,
	5.000% 02/01/14	1,000,000	1,044,120
KS Shawnee County
	Series 2002,
	Pre-refunded 09/01/12,
	Insured: FSA
	5.250% 09/01/17	1,660,000	1,767,103
KS University Hospital Authority
	Health System,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
	Series 1999 A,
	Pre-refunded 09/01/09,
	Insured: AMBAC
	5.350% 09/01/12	1,265,000	1,304,721
KS Wyandotte County School District No. 204
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FSA
	6.375% 09/01/11	365,000	399,978
KS Wyandotte County School District No. 500
	Series 2002,
	Pre-refunded 09/01/12,
	Insured: FSA
	5.000% 09/01/20	1,890,000	1,990,321
MA Bay Transportation Authority
	Series 2000 A,
	Pre-refunded 07/01/10,
	5.750% 07/01/14	2,750,000	2,897,400
MA Health & Educational Facilities Authority
	Partners Healthcare Systems,
	Series 2001 C,
	Pre-refunded 07/01/11,
	6.000% 07/01/17	1,205,000	1,309,148
MA State
	Series 2000 B,
	Pre-refunded 06/01/10,
	5.250% 06/01/17	1,500,000	1,556,715
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/16	3,000,000	3,177,150
ME Governmental Facilities Authority
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: FSA
	5.625% 10/01/19	1,000,000	1,047,410
ME Municipal Bond Bank
	Series 2000 D,
	Pre-refunded 11/01/10,
	Insured: MBIA
	5.700% 11/01/21	1,000,000	1,066,040
	Series 2002 A,
	Pre-refunded 11/01/11,
	5.375% 11/01/16	355,000	376,446
MI Building Authority
	Series 2003 II,
	Pre-refunded 10/15/13,
	Insured: MBIA
	5.000% 10/15/17	1,000,000	1,059,490
MI Hospital Finance Authority
	Ascension Health Credit,
	Series 1999 A,
	Pre-refunded 11/15/09,
	Insured: MBIA

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
	5.750% 11/15/18	5,000,000	5,252,850
MO Development Finance Board
	Series 2000 A,
	Pre-refunded 04/01/10,
	Insured: MBIA
	6.000% 04/01/14	2,000,000	2,110,980
NH Municipal Bond Bank
	Series 1999 B,
	Pre-refunded 08/15/09,
	Insured: FSA
	5.250% 08/15/11	750,000	778,597
NJ Health Care Facilities Financing Authority
	Atlantic Health Systems,
	Series 1997 A,
	Escrowed to Maturity,
	Insured: AMBAC
	6.000% 07/01/12	1,500,000	1,641,750
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	4,000,000	4,583,120
NJ Transportation Trust Fund Authority
	Series 1999 A,
	Escrowed to Maturity,
	5.625% 06/15/14	2,000,000	2,206,120
NJ Turnpike Authority
	Series 2000 A:
	Escrowed to Maturity,
	Insured: MBIA:
	6.000% 01/01/11	875,000	936,679
	6.000% 01/01/13	925,000	1,020,885
	Pre-refunded 01/01/10,
	Insured: MBIA
	5.750% 01/01/19	3,000,000	3,137,280
NV Clark County School District
	Series 2000 A,
	Pre-refunded 06/15/10,
	Insured: MBIA
	6.000% 06/15/16	635,000	672,675
NY Dormitory Authority
	Columbia University,
	Series 2001 A,
	Pre-refunded 07/01/11,
	5.250% 07/01/20	2,000,000	2,128,580
NY Environmental Facilities Corp.
	Series 1994 A,
	Escrowed to Maturity,
	5.750% 06/15/09	440,000	456,733
	Series 1994,
	Escrowed to Maturity,
	5.750% 06/15/09	50,000	51,902

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
NY Metropolitan Transportation Authority
	Series 1993 O,
	Escrowed to Maturity,
	5.500% 07/01/17	3,000,000	3,319,440
	Series 1998 A,
	Pre-refunded 07/01/11,
	Insured: FSA
	5.500% 07/01/15	1,530,000	1,627,782
	Series 1998 R,
	Escrowed to Maturity,
	5.500% 07/01/14	1,740,000	1,784,109
NY New York City Transitional Finance Authority
	Series 1998 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/16	170,000	183,972
NY New York City
	Series 2002 G,
	Pre-refunded 08/01/12,
	5.750% 08/01/18	380,000	413,999
NY Thruway Authority
	Series 2000,
	Pre-refunded 04/01/10,
	Insured: AMBAC
	5.375% 04/01/18	1,000,000	1,051,180
OH Higher Education Capital Facilities
	Series 2000 B,
	Pre-refunded 05/01/10,
	5.625% 05/01/15	1,000,000	1,047,350
OH Infrastructure Improvement
	Series 1999 A,
	Pre-refunded 02/01/10,
	5.750% 02/01/11	2,280,000	2,406,791
	Series 2000,
	Pre-refunded 02/01/10,
	5.750% 02/01/16	1,000,000	1,046,500
OH London City School District
	Series 2001,
	Pre-refunded 12/01/11,
	Insured: FGIC
	5.500% 12/01/15	375,000	399,919
OH Montgomery County Hospital
	Kettering Medical Center,
	Series 1999,
	Pre-refunded 04/01/10,
	6.500% 04/01/13	6,060,000	6,516,015
OH Water Development Authority
	Water Pollution Control,
	Series 2002,
	Pre-refunded 06/01/12,
	5.250% 06/01/18	5,535,000	5,876,011
OR Department of Transportation
	Highway User Tax,
	Series 2000,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
	Pre-refunded 11/15/10,
	5.750% 11/15/15	2,000,000	2,119,380
OR Portland Airport Way Urban Renewal & Redevelopment Tax Increment
	Series 2000 A,
	Pre-refunded 06/15/10,
	Insured: AMBAC
	6.000% 06/15/15	750,000	801,442
PA Central Duaphin School District
	Series 1998 AA,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 12/01/13	205,000	217,771
PA Chambersburg Area School District
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.000% 06/15/12	300,000	312,726
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 09/01/21	2,210,000	1,177,643
PA Ephrata Area School District
	Series 2001 A,
	Pre-refunded 10/15/11,
	Insured: FGIC
	5.000% 04/15/14	750,000	784,042
PA Finance Authority
	Penn Hills,
	Series 2000 A,
	Pre-refunded 12/01/10,
	Insured: FGIC
	5.500% 12/01/22	165,000	173,643
PA Northampton County
	Series 1999,
	Pre-refunded 08/15/09,
	5.000% 08/15/16	655,000	670,720
PA Norwin School District
	Series 2001 B,
	Pre-refunded 04/01/10,
	Insured: MBIA
	5.000% 04/01/13	575,000	592,457
PA Philadelphia School District
	Series 2000 A,
	Pre-refunded 02/01/11,
	Insured: FSA
	5.750% 02/01/13	1,000,000	1,063,010
	Series 2002 A,
	Pre-refunded 02/01/12,
	Insured: FSA
	5.500% 02/01/15	1,000,000	1,068,010

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
PA State
	Series 2001,
	Pre-refunded 01/15/11,
	5.125% 01/15/16	10,000,000	10,509,600
PA Warwick School District
	Lancaster County,
	Series 2001,
	Pre-refunded 08/15/11,
	Insured: FGIC
	5.250% 02/15/12	750,000	789,922
SC Greenville County School District
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/17	1,000,000	1,103,370
TN Madison County
	Series 2002,
	Pre-refunded 04/01/12,
	5.000% 04/01/13	1,160,000	1,216,933
TN Shelby County Health, Educational & Housing Facilities Board
	Methodist Health Systems,
	Series 1995,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 08/01/09	490,000	512,883
	St. Jude’s Children’s Research,
	Series 1999,
	Pre-refunded 07/01/09,
	5.375% 07/01/24	9,000,000	9,421,650
TN Shelby County
	Series 1999 A,
	Pre-refunded 05/01/19,
	4.750% 05/01/21	400,000	406,672
TN Williamson County
	Series 2000,
	Pre-refunded 03/01/10,
	5.350% 03/01/17	1,200,000	1,245,708
TX Alamo Community College District
	Series 2001,
	Pre-refunded 11/01/11,
	Insured: FSA
	5.375% 11/01/16	460,000	487,232
TX Austin
	Series 1999,
	Pre-refunded 09/01/09,
	5.375% 09/01/18	500,000	516,355
TX Cedar Hill Independent School District
	Series 2000,
	Pre-refunded 08/15/09,
	Insured: PSFG:
	(a) 08/15/16	2,655,000	1,562,892
	(a) 08/15/17	1,835,000	1,008,846

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
TX Comal Independent School District
	Series 2001,
	Pre-refunded 02/01/11,
	Insured: PSFG
	5.500% 02/01/14	575,000	606,119
TX Dallas Waterworks & Sewer Systems
	Series 2001,
	Pre-refunded 04/01/11,
	5.000% 10/01/16	7,300,000	7,586,671
TX Dallas
	Series 2001,
	Pre-refunded 04/01/11,
	5.000% 10/01/12	1,300,000	1,351,051
TX Grapevine
	Series 2000,
	Pre-refunded 08/15/10,
	Insured: FGIC
	5.800% 08/15/19	1,000,000	1,056,430
TX Harris County Health Facilities Development Corp.
	St. Lukes Episcopal Hospital,
	Series 2001,
	Pre-refunded 08/15/11,
	SPA: JPMorgan Chase & Co.
	5.625% 02/15/16	2,780,000	2,959,143
TX Harris County
	Series 1992,
	Escrowed to Maturity,
	6.000% 12/15/10	1,000,000	1,068,310
TX Houston Area Water Corp.
	Series 2002,
	Pre-refunded 03/01/12,
	Insured: FGIC
	5.500% 03/01/18	3,000,000	3,202,170
TX Houston Community College System
	Series 2001 A,
	Pre-refunded 04/15/11,
	Insured: MBIA
	5.375% 04/15/15	480,000	505,195
TX Houston
	Series 1979,
	Escrowed to Maturity,
	6.400% 12/01/14	5,175,000	5,612,236
TX Lower Colorado River Authority
	Junior Lien,
	Series 1993 5th,
	Escrowed to Maturity,
	5.375% 01/01/16	2,100,000	2,296,707
TX North Central Health Facilities Development Corp.
	Presbyterian Healthcare Residential,
	Series 1996 B,
	Escrowed to Maturity,
	Insured: MBIA

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
	5.500% 06/01/16	10,000,000	10,874,800
TX San Antonio
	Series 2001,
	Escrowed to Maturity,
	5.250% 08/01/13	20,000	21,432
	Series 2002,
	Escrowed to Maturity:
	5.000% 08/01/10	145,000	149,836
	5.000% 02/01/11	30,000	31,137
	Series 2003,
	Escrowed to Maturity,
	5.000% 08/01/09	120,000	122,927
TX Spring Branch Independent School District
	Series 2001,
	Pre-refunded 02/01/11,
	Insured: PSFG
	5.375% 02/01/18	1,820,000	1,911,109
TX State
	Series 1999,
	Pre-refunded 08/01/09,
	5.250% 08/01/21	105,000	108,063
TX Tarrant County Health Facilities Development Corp.
	Harris Methodist Health Systems,
	Series 1994,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 09/01/10	1,000,000	1,039,220
TX Travis County Health Facilities Development Corp.
	Ascension Health Credit,
	Series 1999 A,
	Pre-refunded 11/15/09,
	Insured: AMBAC
	5.875% 11/15/24	5,000,000	5,273,200
TX Turnpike Authority of Dallas North
	Series 1996,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 01/01/09	3,250,000	3,077,360
TX University of Texas
	Series 2001 B,
	Pre-refunded 08/15/11,
	5.375% 08/15/15	2,500,000	2,641,775
	Series 2003 A,
	Pre-refunded 08/15/13,
	5.375% 08/15/15	1,000,000	1,078,660
TX Waxahachie Independent School District
	Series 2000,
	Pre-refunded 08/15/10,
	Insured: PSFG:
	(a) 08/15/15	4,545,000	2,939,797

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
	(a) 08/15/17	5,365,000	3,025,484
VA Arlington County Industrial Development Authority
	Virginia Hospital Center,
	Series 2001,
	Pre-refunded 07/01/11,
	5.500% 07/01/14	4,180,000	4,464,407
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Refunded to various dates/prices,
	5.250% 06/01/19	2,500,000	2,597,525
WA King County
	Series 2002,
	Escrowed to Maturity,
	5.500% 12/01/13	970,000	1,057,436
WA Port of Seattle
	Series 2000 A,
	Pre-refunded 08/01/10,
	Insured: MBIA
	5.500% 02/01/26	2,625,000	2,750,186
WA Seattle
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: MBIA
	5.875% 10/01/10	2,300,000	2,420,911
WA State
	Series 2000 A,
	Pre-refunded 07/01/10,
	5.625% 07/01/13	1,000,000	1,049,900
WI State
	Series 2000 C,
	Pre-refunded 05/01/10,
	Insured: MBIA
	5.550% 05/01/21	2,000,000	2,088,700
	Series 2000 D,
	Pre-refunded 05/01/11,
	Insured: MBIA
	5.500% 05/01/16	2,000,000	2,116,940
WI Transportation
	Series 1998 B,
	Pre-refunded 07/01/09,
	Insured: FGIC
	5.250% 07/01/11	2,020,000	2,075,085
WV Hospital Finance Authority
	Charleston Area Medical Center:
	Series 1993 A,
	Escrowed to Maturity,
	6.500% 09/01/23	3,980,000	4,780,338
	Series 2000,
	Pre-refunded 09/01/10,
	6.750% 09/01/22	6,340,000	6,926,450
Refunded/Escrowed Total			348,661,094

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – 1.9%
AK Development Finance Authority
	Tobacco Settlement,
	Series 2006,
	Insured: AMBAC
	(a) 07/01/21	1,400,000	738,416
CA Golden State Tobacco Securitization Corp.
	Series 2007 A-1,
	5.000% 06/01/33	12,500,000	11,642,500
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A,
	4.625% 06/01/26	13,300,000	11,930,366
NY TSASC, Inc.
	Series 2006 1,
	5.000% 06/01/26	15,000,000	14,758,200
WI Badger Tobacco Asset Securitization Corp.
	Series 2002,
	6.000% 06/01/17	5,000,000	5,260,100
Tobacco Total			44,329,582
OTHER TOTAL			482,999,609
OTHER REVENUE – 0.2%
Recreation – 0.2%
FL Board of Education
	Series 2002 A,
	Insured: FGIC:
	5.250% 07/01/18	2,675,000	2,826,432
	5.375% 07/01/17	1,450,000	1,545,729
	5.500% 07/01/12	1,000,000	1,072,310
Recreation Total			5,444,471
OTHER REVENUE TOTAL			5,444,471
RESOURCE RECOVERY – 1.0%
Disposal – 0.4%
IL Development Finance Authority
	Waste Management, Inc.,
	Series 1997, AMT,
	5.050% 01/01/10	4,000,000	4,025,120
PA Westmoreland County Industrial Development Authority
	Valley Landfill Expansion,
	Series 1993, AMT,
	5.100% 05/01/18	5,900,000	5,930,916
Disposal Total			9,956,036
Resource Recovery – 0.6%
FL Palm Beach County Solid Waste Authority
	Series 1997 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Resource Recovery – (continued)
	Insured: AMBAC
	6.000% 10/01/10	5,000,000	5,309,650
NY Niagara County Industrial Development Agency
	Series 2001 B, AMT,
	5.550% 11/15/24	8,000,000	8,231,360
Resource Recovery Total			13,541,010
RESOURCE RECOVERY TOTAL			23,497,046
TAX-BACKED – 43.5%
Local Appropriated – 2.9%
CA Orange County Public Financing Authority
	Series 2005,
	Insured: MBIA
	5.000% 07/01/16	10,000,000	10,716,300
CA Sacramento City Financing Authority
	Series 2006,
	Insured: AMBAC:
	5.250% 12/01/22	8,460,000	9,325,035
	5.250% 12/01/23	8,125,000	8,953,100
CA San Bernardino County
	Certificates of Participation,
	Series 2002 A,
	Insured: MBIA
	5.000% 07/01/15	1,000,000	1,069,350
FL Brevard County School Board
	Certificates of Participation,
	Series 2004 A,
	Insured: FGIC
	5.000% 07/01/17	1,470,000	1,542,309
FL Broward County School Board
	Certificates of Paticipation,
	Series 2006,
	Insured: FSA
	5.000% 07/01/14	1,580,000	1,669,712
FL Broward County
	Certificates of Participation,
	Series 2004,
	Insured: MBIA
	5.000% 06/01/13	1,000,000	1,051,520
FL Collier County School Board
	Certificates of Participation,
	Series 2002,
	Insured: FSA
	5.000% 02/15/13	1,500,000	1,561,680
FL Flagler County School Board
	Certificates of Participation,
	Series 2005 A,
	Insured: FSA

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
	5.000% 08/01/18	2,320,000	2,429,597
FL Hillsborough County School Board
	Certificates of Participation,
	Series 1998 A,
	Insured: MBIA
	5.500% 07/01/14	2,000,000	2,173,340
FL Lake County School Board
	Certificates of Participation,
	Series 2006 C,
	Insured: AMBAC
	5.250% 06/01/18	1,500,000	1,627,695
FL Miami-Dade County School Board
	Series 2006,
	Insured: AMBAC
	4.750% 11/01/23	1,000,000	1,013,390
FL Orange County School Board
	Certificates of Participation,
	Series 2005 A,
	Insured: MBIA
	5.000% 08/01/18	1,000,000	1,048,620
KS Johnson County Park & Recreation District
	Certificates of Participation,
	Series 2003 A,
	Insured: MBIA
	4.000% 09/01/15	100,000	99,431
MI Grand Rapids Building Authority
	Series 1998:
	5.000% 04/01/12	1,205,000	1,263,093
	5.000% 04/01/13	1,000,000	1,055,390
	5.000% 04/01/14	1,415,000	1,501,683
SC Berkeley County School District
	Series 2003,
	5.250% 12/01/18	1,000,000	1,045,350
SC Charleston Educational Excellence Financing Corp.
	Charleston County School District,
	Series 2005,
	5.250% 12/01/24	10,000,000	10,544,200
SC Dorchester County School District No. 2
	Series 2004,
	5.250% 12/01/17	2,000,000	2,103,020
SC Greenville County School District
	Series 2005,
	5.500% 12/01/18	5,000,000	5,467,700
SC Newberry Investing in Childrens Education
	Series 2005,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
	5.250% 12/01/19	1,500,000	1,556,250
Local Appropriated Total			68,817,765
Local General Obligations – 14.4%
AK Anchorage
	Series 2002 B,
	Insured: MBIA
	5.250% 07/01/10	10,600,000	11,026,120
	Series 2004 B,
	Insured: AMBAC
	5.250% 12/01/15	5,000,000	5,436,000
AK North Slope Borough
	Capital Appreciation,
	Series 2000 B,
	Insured: MBIA
	(a) 06/30/09	2,000,000	1,856,240
AZ Maricopa County Unified High School District No. 210
	Series 2003,
	Insured: MBIA
	5.000% 07/01/15	6,300,000	6,741,315
AZ Maricopa County Unified School District No. 69
	Paradise Valley,
	Series 1995,
	Insured: MBIA
	6.350% 07/01/10	500,000	535,095
AZ Tucson
	Series 1998,
	5.500% 07/01/18	4,760,000	5,249,233
CA Carlsbad Unified School District
	Series 1997,
	Insured: FGIC
	(a) 11/01/14	300,000	223,053
CA Los Angeles Unified School District
	Series 2007 A-1,
	Insured: FSA
	4.500% 07/01/24	4,000,000	3,999,880
CA Manteca Unified School District
	Series 2006,
	Insured: MBIA
	(a) 08/01/24	5,000,000	2,262,250
CA Monrovia Unified School District
	Series 2005,
	Insured: MBIA
	5.250% 08/01/21	5,600,000	6,186,320
CA Natomas Unified School District
	Series 1999,
	Insured: MBIA
	5.850% 03/01/15	250,000	281,850

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA San Diego Unified School District
	Series 2005 E-2,
	Insured: FSA
	5.500% 07/01/26	10,000,000	11,388,200
CA San Mateo County Community College
	Series 2006 A,
	Insured: MBIA
	(a) 09/01/20	9,310,000	5,161,278
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(a) 09/01/20	1,000,000	554,380
CA West Contra Costa Unified School District
	Series 2005,
	Insured: FGIC
	(a) 08/01/20	7,285,000	4,053,884
CO Adams County School District No. 12
	Series 1995 A,
	Insured: MBIA
	(a) 12/15/12	1,300,000	1,049,191
FL Palm Beach County
	Series 1998,
	5.500% 12/01/11	2,000,000	2,136,360
FL Port St. Lucie
	Series 2005,
	Insured: MBIA
	5.000% 07/01/18	1,170,000	1,236,082
FL Reedy Creek Improvement District
	Series 2004 A,
	Insured: MBIA
	5.000% 06/01/17	1,000,000	1,055,440
IL Chicago Board of Education
	Series 1996,
	Insured: MBIA
	6.250% 12/01/12	2,100,000	2,335,641
	Series 2005 A,
	Insured: AMBAC
	5.500% 12/01/22	5,000,000	5,650,200
IL Chicago City Colleges Capital Improvement
	Series 1999,
	Insured: FGIC
	6.000% 01/01/11	5,195,000	5,496,362
IL Chicago Park District
	Series 1997,
	Insured: AMBAC
	5.250% 01/01/12	360,000	362,088
IL Chicago
	Series 1999,
	Insured: FGIC

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.250% 01/01/18	7,540,000	8,208,798
	Series 2000 C,
	Insured: FGIC
	5.750% 01/01/13	190,000	201,373
	Series 2004 A,
	Insured: FSA
	5.250% 01/01/17	1,000,000	1,068,340
IL Du Page County School District
	Series 1997,
	Insured: FGIC
	6.750% 02/01/11	1,145,000	1,251,977
IL Kendall & Kane Counties Community Unified School District No. 115
	Series 2002,
	Insured: FGIC
	(a) 01/01/17	3,650,000	2,418,234
KS Johnson County Unified School
	District No. 231,
	Series 2001 A,
	Insured: FSA
	5.500% 10/01/15	50,000	55,454
	District No. 232,
	Series 2004,
	Insured: MBIA
	5.000% 09/01/15	150,000	159,711
KS Leavenworth County Unified School District No. 464
	Series 2005 A,
	Insured: MBIA
	5.000% 09/01/19	1,030,000	1,085,950
KS Montgomery County Unified School District No. 445
	Series 2002,
	Insured: FGIC
	6.250% 04/01/12	1,065,000	1,173,641
KS Reno County Unified School District No. 313
	Series 1996 B,
	Insured: FSA:
	5.900% 09/01/09	925,000	964,997
	5.900% 09/01/10	995,000	1,056,352
KS Shawnee County Unified School District No. 437
	Series 2001,
	Insured: FSA
	5.500% 09/01/13	1,555,000	1,648,813
KS Shawnee County
	Series 1998 A,
	5.125% 09/01/10	1,320,000	1,368,444

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
KS Wyandotte County Unified School District No. 204
	Series 2000 A,
	Insured: FSA
	6.375% 09/01/11	135,000	148,018
KY Turnpike Authority
	Series 2001 A,
	Insured: AMBAC
	5.500% 07/01/13	1,000,000	1,085,430
MI Detroit City School District
	Series 2002 A,
	Insured: FGIC
	6.000% 05/01/19	2,000,000	2,312,900
	Series 2003 B,
	Insured: FGIC
	5.250% 05/01/14	2,000,000	2,128,540
MN Elk River Independent School District No. 728
	Series 2001 A,
	Insured: MBIA
	5.000% 02/01/17	2,000,000	2,071,320
NC Cary Water & Public Improvement
	Series 2001,
	5.000% 03/01/13	4,300,000	4,499,649
ND West Fargo Public School District No. 6
	Series 2002,
	Insured: FGIC
	5.250% 05/01/17	3,600,000	3,766,140
NH Manchester
	Series 2004,
	Insured: MBIA:
	5.500% 06/01/18	4,215,000	4,711,105
	5.500% 06/01/19	4,450,000	4,989,251
NV Clark County School District
	Series 2001 C,
	Insured: FGIC
	5.375% 06/15/13	8,895,000	9,550,650
	Series 2003,
	Insured: MBIA
	5.000% 06/15/16	10,760,000	11,353,306
NY New York City
	Series 2002 D,
	5.625% 06/01/14	2,500,000	2,679,725
	Series 2002 E,
	Insured: MBIA
	5.625% 08/01/15	1,000,000	1,077,870
	Series 2002 G:
	5.750% 08/01/18	620,000	663,803
	Insured: MBIA:
	5.625% 08/01/13	2,500,000	2,694,675
	5.750% 08/01/11	14,400,000	15,416,352

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series 2005 D,
	5.000% 08/01/13	4,000,000	4,221,760
	Series 2005,
	5.000% 08/01/20	10,000,000	10,479,500
OH Cleveland
	Series 2005,
	Insured: AMBAC
	5.500% 10/01/16	7,710,000	8,580,382
OH Forest Hills Local School District
	Series 1997,
	Insured: MBIA
	6.000% 12/01/10	1,460,000	1,561,003
OH Marion City School District
	Series 2000,
	Insured: FSA
	6.500% 12/01/14	500,000	580,525
OH Mason City School District
	Series 2005,
	Insured: FGIC:
	5.250% 12/01/19	2,250,000	2,477,745
	5.250% 12/01/21	3,000,000	3,315,990
OR Linn County Community School District No. 9 Lebanon
	Series 2001,
	Insured: MBIA
	5.250% 06/15/17	1,120,000	1,173,189
OR Yamhill County School District No. 29J Newberg
	Series 2005,
	Insured: FGIC
	5.500% 06/15/17	2,500,000	2,784,900
PA Central York School District
	Series 2002,
	Insured: FGIC
	5.000% 06/01/10	500,000	516,355
PA Delaware County
	Series 1999,
	5.125% 10/01/16	500,000	512,580
PA Northampton County
	Series 1999,
	5.000% 08/15/16	345,000	352,704
PA Oxford Area School District
	Series 2001 A,
	Insured: FGIC
	5.250% 02/15/11	500,000	523,955
PA Philadelphia School District
	Series 2004 D,
	Insured: FGIC

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.000% 06/01/15	250,000	263,613
PA Philadelphia
	Series 2003 A,
	Insured: XLCA
	5.250% 02/15/15	315,000	333,550
PA Pittsburgh School District
	Series 2002,
	Insured: FSA
	5.500% 09/01/12	500,000	536,715
PA Pittsburgh
	Series 2005 A,
	Insured: MBIA
	5.000% 09/01/17	170,000	179,437
PA Scranton School District
	Series 1998,
	Insured: AMBAC
	4.750% 04/01/08	235,000	236,661
PA Upper St. Clair Township School District
	Series 2002,
	Insured: FSA
	5.375% 07/15/13	1,000,000	1,064,700
PA Westmoreland County
	Series 1997,
	Insured: FGIC
	(a) 12/01/18	1,000,000	607,320
SC Charleston County School District
	Series 2001,
	5.000% 02/01/14	850,000	887,502
TN Anderson County
	Series 2001,
	Insured: FSA
	5.000% 04/01/13	1,535,000	1,591,457
TN Blount County Public Building Authority
	Local Government Public Improvement,
	Series 2004 B-5-A,
	Insured: FGIC
	5.000% 06/01/16	1,075,000	1,136,157
TN Chattanooga
	Series 2005 A,
	Insured: FSA
	5.000% 09/01/14	4,150,000	4,426,597
TN Dickson County
	Series 2002,
	Insured: FGIC
	5.000% 03/01/14	1,000,000	1,063,110
	Series 2003,
	Insured: FGIC
	5.000% 06/01/14	1,000,000	1,055,880

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TN Franklin Special School District
	Series 1999,
	Insured: FSA
	(a) 06/01/20	2,000,000	1,124,160
TN Hamilton County
	Series 1998 B,
	5.100% 08/01/24	500,000	545,360
TN Kingsport
	Series 2004,
	Insured: AMBAC
	5.000% 03/01/14	1,000,000	1,062,590
TN Lawrenceburg Public Building Authority
	Series 2001 B,
	Insured: FSA
	5.500% 07/01/16	1,330,000	1,406,302
TN Madison County
	Series 2002,
	5.000% 04/01/13	390,000	408,291
TN Overton County
	Series 2004,
	Insured: MBIA
	5.000% 04/01/16	1,000,000	1,067,670
TN Shelby County
	Series 1999 B,
	5.250% 04/01/11	1,000,000	1,049,490
TX Aldine Independent School District
	Series 2005,
	Insured: PSFG
	5.250% 02/15/15	1,655,000	1,769,824
TX Barbers Hill Independent School District
	Series 2003,
	Insured: PSFG
	5.000% 02/15/22	1,030,000	1,063,135
TX Brownsville Independent School District
	Series 2005,
	Insured: PSFG
	5.000% 08/15/15	1,000,000	1,065,180
TX Brownwood Independent School District
	Series 2005,
	Insured: FGIC
	5.250% 02/15/17	1,310,000	1,406,652
TX Carrollton-Farmers Branch Independent School District
	Series 2005 A,
	Insured: MBIA
	5.000% 02/15/14	1,280,000	1,355,853

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX Cedar Hill Independent School District
	Series 2000,
	Insured: PSFG:
	(a) 08/15/16	1,460,000	854,129
	(a) 08/15/17	1,005,000	548,569
TX Comal Independent School District
	Series 2001,
	Insured: PSFG
	5.500% 02/01/14	425,000	446,747
TX Conroe Independent School District
	Series 2005 C,
	Insured: PSFG
	5.000% 02/15/19	1,650,000	1,726,808
TX Corpus Christi
	Series 2002,
	Insured: FSA
	5.500% 09/01/15	1,655,000	1,770,701
TX Dickinson Independent School District
	Series 2006,
	Insured: PSFG
	5.000% 02/15/20	2,405,000	2,520,705
TX Duncanville Independent School District
	Series 2005,
	Insured: PSFG
	(a) 02/15/22	2,000,000	1,021,800
TX El Paso
	Series 2005,
	Insured: FGIC
	5.250% 08/15/14	2,000,000	2,158,120
TX Fort Bend Independent School District
	Series 2000,
	Insured: PSFG
	5.250% 08/15/19	1,000,000	1,033,970
TX Harris County
	Series 2001,
	5.000% 10/01/12	10,990,000	11,446,744
TX Houston
	Series 2001 A,
	Insured: FSA
	5.500% 03/01/10	7,320,000	7,625,610
	Series 2005 D,
	Insured: AMBAC
	5.000% 03/01/17	1,000,000	1,058,650
	Series 2005 E,
	Insured: AMBAC
	5.000% 03/01/20	2,525,000	2,641,579
TX Irving
	Series 2005 A,
	5.000% 11/15/18	2,000,000	2,110,900

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX Johnson City Independent School District
	Series 2003,
	Insured: PSFG
	3.000% 02/15/09	50,000	49,275
TX Katy Independent School District
	Series 1992,
	Insured: PSFG
	(a) 08/15/11	1,775,000	1,513,205
TX La Joya Independent School District
	Series 2005,
	Insured: PSFG
	5.000% 02/15/20	1,000,000	1,043,340
TX La Marque Independent School District
	Series 2003,
	Insured: PSFG
	5.000% 02/15/21	1,740,000	1,790,791
TX Laredo
	Series 2005,
	Insured: AMBAC
	5.000% 08/15/20	1,065,000	1,117,409
TX North Harris Montgomery Community College District
	Series 2001,
	Insured: MBIA
	5.375% 02/15/16	420,000	434,923
	Series 2002,
	Insured: FGIC
	5.375% 02/15/16	1,000,000	1,058,200
TX Northside Independent School District
	Series 2002 A,
	Insured: PSFG
	5.250% 02/15/20	3,285,000	3,433,022
TX Pearland
	Series 2005,
	Insured: MBIA
	5.000% 03/01/24	2,525,000	2,628,298
TX Rio Grande City Consolidated Independent School District
	Series 2002,
	Insured: PSFG
	5.000% 08/15/19	1,190,000	1,232,269
TX San Antonio Independent School District
	Series 2001 B,
	Insured: PSFG
	(a) 08/15/11	3,500,000	2,983,785
TX San Antonio
	Series 2001,
	5.000% 08/01/10	7,855,000	8,117,671

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX San Benito Consolidated Independent School District
	Series 2005,
	Insured: PSFG
	5.000% 02/15/16	2,260,000	2,391,916
TX Sherman Independent School District
	Series 2005 A,
	Insured: PSFG
	5.000% 02/15/16	1,000,000	1,058,370
TX Spring Branch Independent School District
	Series 2001,
	LOC: PSFG
	5.375% 02/01/18	965,000	1,005,694
TX Waxahachie Independent School District
	Series 2000,
	Insured: PSFG:
	(a) 08/15/15	210,000	134,480
	(a) 08/15/17	245,000	136,543
TX Webb County
	Series 2005,
	Insured: AMBAC
	5.000% 02/01/17	1,600,000	1,691,952
TX West University Place
	Series 2002,
	5.500% 02/01/15	1,440,000	1,530,533
TX White Settlement Independent School District
	Series 2003,
	Insured: PSFG
	5.375% 08/15/19	1,910,000	2,030,674
TX Williamson County
	Series 2005,
	Insured: MBIA
	5.000% 02/15/16	1,985,000	2,107,494
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC
	(a) 12/01/16	1,000,000	669,890
WA Clark County School District No. 117
	Series 1998,
	Insured: AMBAC
	5.000% 12/01/12	1,805,000	1,901,640
WA King & Snohomish Counties School District
	Series 1993,
	Insured: FGIC
	5.600% 12/01/10	6,150,000	6,417,033
WA Seattle
	Series 1998 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.500% 03/01/11	1,370,000	1,446,816
WA Spokane County School District No. 354
	Series 1998,
	Insured: FGIC:
	5.000% 12/01/09	1,975,000	2,029,253
	5.250% 12/01/11	1,600,000	1,689,184
	5.500% 12/01/10	7,800,000	8,211,060
WI Milwaukee County
	Series 2001 A:
	5.000% 10/01/12	2,500,000	2,608,100
	5.000% 10/01/13	2,500,000	2,603,025
Local General Obligations Total			339,905,951
Special Non-Property Tax – 10.0%
AZ Scottsdale Municipal Property Corp.
	Series 2006,
	5.000% 07/01/21	3,000,000	3,234,450
CA Economic Recovery
	Series 2004 A,
	Insured: MBIA:
	5.000% 07/01/11	1,500,000	1,569,330
	5.000% 07/01/15	5,000,000	5,316,450
CA Los Angeles County Metropolitan Transportation Authority
	Series 2003 A,
	Insured: FSA:
	5.000% 07/01/17	6,280,000	6,633,187
	5.000% 07/01/18	7,700,000	8,039,955
CA San Francisco Bay Area Rapid Transit District
	Series 2005 A,
	Insured: MBIA
	5.000% 07/01/20	2,040,000	2,147,202
CO Department of Transportation
	Series 2002 B,
	Insured: MBIA:
	5.500% 06/15/14	3,000,000	3,283,170
	5.500% 06/15/15	1,000,000	1,102,600
CT Special Tax Obligation
	Series 2001 B,
	Insured: FSA
	5.375% 10/01/12	1,000,000	1,058,210
FL Broward County Professional Sports Facilities
	Series 2006 A,
	Insured: AMBAC
	5.000% 09/01/18	2,500,000	2,644,425

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
FL Hillsborough County Individual Development Authority
	Series 2002 B,
	Insured: AMBAC
	5.500% 09/01/15	2,335,000	2,499,361
FL Jacksonville Excise Tax
	Series 1995 A,
	Insured: FGIC
	5.000% 10/01/09	1,000,000	1,025,730
FL Jacksonville Guaranteed Entitlement Improvement
	Series 2002,
	Insured: FGIC:
	5.375% 10/01/18	3,450,000	3,654,378
	5.375% 10/01/19	3,720,000	3,940,373
FL Jacksonville Sales Tax
	Series 2001,
	Insured: FGIC
	5.500% 10/01/12	2,000,000	2,149,280
	Series 2002,
	Insured: FGIC
	5.375% 10/01/18	1,000,000	1,059,240
	Series 2003,
	Insured: MBIA
	5.250% 10/01/19	1,080,000	1,143,385
FL Jacksonville
	Series 2003 C, AMT,
	Insured: MBIA
	5.250% 10/01/19	1,750,000	1,829,467
FL Lee County
	Series 1997 A,
	Insured: MBIA
	5.750% 10/01/11	1,000,000	1,073,830
FL Osceola County Tourist Development Tax
	Series 2002 A,
	Insured: FGIC
	5.500% 10/01/14	1,555,000	1,668,220
FL Palm Beach County Public Improvement
	Series 2004,
	5.000% 08/01/17	1,000,000	1,057,650
FL Parker Road Community Development District
	Series 2007 B,
	5.350% 05/01/15	2,000,000	1,984,220
FL Pasco County Sales Tax
	Series 2003,
	Insured: AMBAC
	5.000% 12/01/16	1,240,000	1,302,471

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
FL Polk County Transportation Improvement
	Series 2004,
	Insured: FSA
	5.000% 12/01/25	1,000,000	1,032,120
FL Tampa Sports Authority
	Series 1995,
	Insured: MBIA:
	5.750% 10/01/15	2,500,000	2,715,675
	5.750% 10/01/20	1,000,000	1,137,620
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1998 A,
	Insured: MBIA
	6.250% 07/01/10	1,000,000	1,067,570
IL Dedicated Tax Capital Appreciation
	Series 1990,
	Insured: AMBAC
	(a) 12/15/17	2,540,000	1,617,269
IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC
	7.750% 06/01/11	1,750,000	1,987,072
IL State
	Series 2002,
	Insured: FGIC
	5.500% 06/15/15	1,000,000	1,099,760
KS Wichita
	Series 2003-772,
	Insured: FGIC
	4.250% 09/01/16	1,260,000	1,275,889
KS Wyandotte County Unified Government
	Series 2005 B,
	4.750% 12/01/16	2,000,000	2,018,380
MA Bay Transportation Authority
	Series 2000 A,
	5.750% 07/01/14	250,000	262,730
MA State
	Series 2005 A,
	Insured: FSA
	5.500% 06/01/16	13,615,000	15,091,411
MD Department of Transportation
	Series 2002:
	5.500% 02/01/10	10,925,000	11,387,018
	5.500% 02/01/15	3,750,000	4,133,850
MI Trunk Line
	Series 1998 A:

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	5.250% 11/01/10	1,500,000	1,567,215
	5.500% 11/01/16	2,000,000	2,223,860
	Series 2005,
	Insured: FSA
	5.250% 11/01/17	5,050,000	5,537,022
NJ Economic Development Authority
	Series 2004:
	5.375% 06/15/15	4,000,000	4,224,200
	5.500% 06/15/16	5,500,000	5,869,325
NM Bernalillo County
	Series 1998,
	5.250% 04/01/27	3,000,000	3,318,660
NM Dona Ana County
	Series 1998,
	Insured: AMBAC
	5.500% 06/01/16	750,000	833,100
NM Transportation Commission
	Series 2000 A,
	6.000% 06/15/10	6,000,000	6,360,720
NY Local Government Assistance Corp.
	Series 1992 C,
	6.000% 04/01/12	150,000	159,064
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: FGIC:
	5.250% 11/15/16	3,000,000	3,276,930
	5.250% 11/15/17	4,000,000	4,386,600
NY New York City Transitional Finance Authority
	Series 1998 A,
	5.500% 11/15/16	1,330,000	1,426,199
	Series 2002 A,
	5.500% 11/01/26(c) (14.000% 11/01/11)	10,000,000	10,611,500
	Series 2004 C,
	5.250% 02/01/18	3,500,000	3,721,480
NY Urban Development Corp.
	Series 2004 A,
	Insured: MBIA
	5.500% 03/15/20	29,450,000	33,077,356
PA Pittsburgh & Allegheny County
	Series 1999,
	Insured: AMBAC
	5.250% 02/01/12	500,000	517,985
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/12	1,000,000	1,076,020
	Series 2005 L,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	Insured: CIFG
	5.250% 07/01/18	2,000,000	2,207,200
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	10,000,000	11,072,600
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C:
	Insured: AMBAC
	5.500% 07/01/18	8,705,000	9,736,020
	Insured: FGIC
	5.500% 07/01/21	9,000,000	10,182,510
TX Corpus Christi Business & Job Development Corp.
	Series 2002,
	Insured: AMBAC:
	5.500% 09/01/14	2,065,000	2,233,855
	5.500% 09/01/18	1,250,000	1,341,250
TX Harris County
	Series 2004 B,
	Insured: FSA
	5.000% 08/15/32	2,000,000	2,093,200
TX Houston Hotel Occupancy
	Series 2001 B,
	Insured: AMBAC:
	(a) 09/01/17	2,000,000	1,283,580
	5.250% 09/01/19	1,195,000	1,244,318
	5.250% 09/01/20	1,265,000	1,317,207
Special Non-Property Tax Total			235,141,924
Special Property Tax – 0.9%
CA Oceanside Community Development Commission Tax Allocation
	Series 2003,
	5.200% 09/01/17	1,000,000	1,028,440
FL Ave Maria Stewardship Community Development District
	Series 2006,
	4.800% 11/01/12	1,000,000	989,480
FL Oakmont Grove Community Development District
	Series 2007 B,
	5.250% 05/01/12	2,000,000	1,987,580
FL Six Mile Creek Community Development District
	Series 2007:
	5.500% 05/01/17	2,000,000	2,002,960
	5.650% 05/01/22	1,500,000	1,499,850

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
FL Sweetwater Creek Community Development District
	Series 2007 B-1,
	5.300% 05/01/17	3,485,000	3,451,788
	Series 2007 B-2,
	5.125% 05/01/13	2,680,000	2,660,731
FL Viera East Community Development District
	Series 2006,
	Insured: MBIA
	5.750% 05/01/19	1,910,000	2,146,324
FL West Palm Beach Community Redevelopment
	Series 2005 A,
	5.000% 03/01/25	980,000	1,006,803
MO Fenton
	Tax Increment,
	Series 2006,
	4.500% 04/01/21	1,385,000	1,384,322
NV Las Vegas Redevelopment Agency
	Sub Lien-Fremont Street,
	Series 2003 A,
	5.000% 06/15/13	3,685,000	3,784,716
Special Property Tax Total			21,942,994
State Appropriated – 6.3%
AZ University Arizona
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 06/01/15	45,000	48,031
CA Public Works Board
	Department of Mental Health,
	Coalinga State Hospital,
	Series 2004 A,
	5.500% 06/01/19	2,000,000	2,167,260
	Series 2003 C,
	5.500% 06/01/18	1,500,000	1,620,870
	Series 2006 F,
	Insured: FGIC
	5.250% 11/01/18	4,000,000	4,377,000
FL Department Management Services Division
	Series 2003 A,
	Insured: FSA
	5.250% 09/01/15	1,515,000	1,638,882
	Series 2005 A,
	Insured: AMBAC
	5.000% 09/01/21	3,000,000	3,147,210
NJ Economic Development Authority
	Series 2001 A,
	Insured: AMBAC
	5.500% 06/15/13	1,000,000	1,083,260

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	Series 2005 K,
	Insured: AMBAC
	5.500% 12/15/19	2,500,000	2,803,275
NJ Transportation Trust Fund Authority
	Series 1995,
	Insured: MBIA
	6.500% 06/15/10	1,000,000	1,072,500
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/18	2,000,000	2,236,920
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	3,260,000	3,602,626
	Series 2004 B,
	Insured: MBIA
	5.500% 12/15/15	4,000,000	4,420,400
	Series 2006 A:
	5.500% 12/15/21	11,030,000	12,274,184
	Insured: MBIA
	5.250% 12/15/21	10,000,000	11,055,400
NY Dormitory Authority State Supported Debt
	St. University Educational Facilities,
	Series 2005 A,
	Insured: FGIC
	5.500% 05/15/17	10,000,000	11,149,600
NY Dormitory Authority
	City University,
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26	1,000,000	1,056,600
	Court Facilities Lease,
	Series 2005 A,
	Insured: AMBAC
	5.500% 05/15/20	5,000,000	5,621,900
	Series 1993 A:
	5.250% 05/15/15	5,850,000	6,210,711
	Insured: FSA
	5.250% 05/15/15	4,000,000	4,272,040
	Series 1995 A:
	Insured: AMBAC
	5.625% 07/01/16	1,250,000	1,359,038
	Insured: FGIC
	5.625% 07/01/16	5,000,000	5,488,750
	Insured: FSA
	5.625% 07/01/16	500,000	548,875
	Series 2005 A,
	Insured: FGIC
	5.500% 05/15/22	6,730,000	7,622,398
NY Tollway Authority
	Series 2002,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	5.500% 04/01/13	4,510,000	4,792,777
NY Urban Development Corp.
	Series 1995,
	5.750% 04/01/11	500,000	530,675
	Series 2002 A,
	5.000% 01/01/17	4,000,000	4,136,760
OR Department of Administrative Services
	Certificates of Participation,
	Series 2002 C,
	Insured: MBIA
	5.250% 11/01/10	10,000,000	10,432,600
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A:
	5.750% 08/01/27	4,175,000	4,421,742
	Insured: AMBAC
	5.250% 08/01/30	4,240,000	4,477,737
UT Building Ownership Authority
	Series 1998,
	Insured: FSA
	5.500% 05/15/14	5,000,000	5,445,750
VA Public School Authority
	Series 2001 A,
	5.000% 08/01/17	3,500,000	3,670,520
	Series 2005,
	5.250% 08/01/16	13,995,000	15,315,148
State Appropriated Total			148,101,439
State General Obligations – 9.0%
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 02/01/18	5,000,000	5,799,350
	Series 2003,
	5.250% 11/01/18	1,000,000	1,064,020
	Series 2004,
	5.000% 02/01/20	750,000	782,955
	Series 2007,
	4.500% 08/01/26	18,000,000	17,515,620
CT State
	Series 2006 D,
	5.000% 11/01/19	3,500,000	3,724,175
FL Board of Education Capital Outlay
	Series 1998 B,
	5.250% 06/01/11	3,990,000	4,190,298
FL Board of Education
	Series 2005 B,
	5.000% 01/01/14	17,395,000	18,420,783
	Series 2005 C,
	5.000% 06/01/13	11,830,000	12,502,535

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
FL Department of Transportation
	Series 2002,
	5.250% 07/01/13	7,290,000	7,778,066
FL State
	Series 2004 A,
	5.000% 07/01/30	1,000,000	1,033,630
GA State
	Series 1999 B,
	5.750% 08/01/10	2,000,000	2,114,840
MA Bay Transportation Authority
	Series 1991 A,
	Insured: MBIA
	7.000% 03/01/21	5,750,000	7,030,065
	Series 1998 A,
	Insured: MBIA:
	5.500% 03/01/12	1,290,000	1,379,732
	5.500% 03/01/14	750,000	818,468
MA State
	Series 1998 C,
	5.250% 08/01/17	1,775,000	1,940,785
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	6,500,000	7,256,535
	Series 2003 D:
	5.500% 10/01/17	5,000,000	5,579,100
	Insured: AMBAC
	5.500% 10/01/19	3,900,000	4,370,964
	Series 2004 A:
	5.250% 08/01/13	11,605,000	12,428,259
	Insured: AMBAC
	5.250% 08/01/20	10,000,000	11,001,500
	Insured: FSA
	5.250% 08/01/20	5,000,000	5,500,750
	Series 2004 C,
	Insured: FSA
	5.500% 12/01/16	10,000,000	11,126,900
MI State
	Series 2001,
	5.500% 12/01/15	1,250,000	1,383,750
MN State
	Series 2000,
	5.500% 11/01/13	1,000,000	1,050,890
MS State
	Series 2002 A,
	5.500% 12/01/14	3,000,000	3,289,770
NJ State
	Series 2001 H,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	5.250% 07/01/14	5,000,000	5,393,000
OH State
	Series 2001 A,
	5.000% 06/15/12	5,000,000	5,149,900
OR State
	Series 1996 B, AMT,
	5.700% 08/01/16	295,000	297,649
	Series 1997 A, AMT,
	5.050% 08/01/11	90,000	91,336
PA State
	Series 2002,
	5.500% 02/01/15	3,000,000	3,305,040
	Series 2004:
	Insured: FSA
	5.375% 07/01/18	12,000,000	13,301,760
	Insured: MBIA
	5.375% 07/01/16	10,000,000	11,030,300
PR Commonwealth of Puerto Rico
	Series 1997,
	Insured: MBIA
	6.500% 07/01/15	4,190,000	4,916,378
	Series 2001 A,
	5.500% 07/01/13	6,395,000	6,843,545
TX Water Financial Assistance
	Series 1999,
	5.250% 08/01/21	350,000	357,588
UT State
	Series 2002 B,
	5.375% 07/01/11	10,000,000	10,579,000
VI Public Finance Authority
	Series 2004 A,
	5.000% 10/01/10	200,000	204,806
State General Obligations Total			210,554,042
TAX-BACKED TOTAL			1,024,464,115
TRANSPORTATION – 6.4%
Air Transportation – 0.5%
TN Memphis Shelby County Airport Authority
	FedEx Corp.:
	Series 1997,
	5.350% 09/01/12	6,180,000	6,359,529
	Series 2001,
	5.000% 09/01/09	5,000,000	5,059,900
	Series 2002,
	5.050% 09/01/12	1,000,000	1,024,340
Air Transportation Total			12,443,769

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – 2.0%
AZ Tucson Airport Authority, Inc.
	Series 2001, AMT,
	Insured: AMBAC
	5.500% 06/01/12	500,000	523,845
CO Denver City & County
	Series 2000 A, AMT,
	Insured: AMBAC
	6.000% 11/15/15	3,075,000	3,253,811
FL Greater Orlando Aviation Authority
	Series 2003 A,
	Insured: FSA
	5.000% 10/01/13	1,500,000	1,581,180
IL Chicago O’Hare International Airport
	General Airport Third Lien,
	Series 2005 B,
	Insured: MBIA
	5.250% 01/01/18	13,000,000	14,095,900
	Series 1993 C,
	Insured: MBIA
	5.000% 01/01/11	5,640,000	5,840,107
MA Port Authority
	Series 2007 D,
	Insured: FSA
	5.000% 07/01/17	8,000,000	8,595,040
NC Charlotte
	Series 1999 B, AMT,
	Insured: MBIA
	6.000% 07/01/24	3,000,000	3,123,780
OK Airport Trust
	Series 2000 B, AMT,
	Insured: FSA
	5.375% 07/01/11	4,670,000	4,843,631
TX Houston Airport Systems
	Sub-Lien,
	Series 2002,
	Insured: FSA
	5.000% 07/01/27	5,000,000	5,095,750
Airports Total			46,953,044
Toll Facilities – 2.1%
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: MBIA
	(a) 09/01/12	10,000,000	8,156,100
	Series 2000 B,
	Insured: MBIA
	(a) 09/01/18	1,500,000	916,275
CO Northwest Parkway Public Highway Authority
	Series 2001 C,
	Insured: AMBAC

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
	(c) 06/15/21	4,000,000	3,615,840
	(5.700% 06/15/11)
FL Orlando & Orange County Expressway Authority
	Series 1990,
	Insured: FGIC
	6.500% 07/01/10	2,000,000	2,147,100
FL Turnpike Authority
	Series 2005 A,
	Insured: AMBAC
	5.000% 07/01/21	3,000,000	3,160,890
KS Turnpike Authority
	Series 2002,
	Insured: FSA:
	5.250% 09/01/15	1,855,000	2,024,046
	5.250% 09/01/16	1,230,000	1,346,776
NJ Turnpike Authority
	Series 2000 A,
	Insured: MBIA:
	6.000% 01/01/11	2,125,000	2,273,389
	6.000% 01/01/13	275,000	303,083
NY Thruway Authority
	Second General Highway & Bridge Trust Fund:
	Series 2003 A,
	Insured: MBIA
	5.250% 04/01/12	2,145,000	2,274,387
	Series 2005 B,
	Insured: AMBAC
	5.500% 04/01/20	10,840,000	12,212,669
	Series 2007 B,
	5.000% 04/01/19	5,000,000	5,331,350
OH Turnpike Commission
	Series 1998 A,
	Insured: FGIC:
	5.500% 02/15/21	2,000,000	2,253,120
	5.500% 02/15/24	1,000,000	1,138,410
PA Delaware River Joint Toll Bridge Commission
	Series 2003,
	5.250% 07/01/11	500,000	525,395
PA Turnpike Commission
	Series 2001 S,
	5.500% 06/01/15	1,000,000	1,064,510
Toll Facilities Total			48,743,340
Transportation – 1.8%
AR State
	Series 2000 A,
	5.500% 08/01/11	10,000,000	10,314,700

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
FL Osceola County Transportation
	Series 2004,
	Insured: MBIA
	5.000% 04/01/18	1,000,000	1,048,410
IN Transportation Finance Authority
	Series 2000,
	5.750% 12/01/14	2,485,000	2,618,594
KS Department of Transportation
	Series 2004 A,
	5.500% 03/01/18	11,775,000	13,135,601
MA State
	Series 2000 A,
	5.750% 06/15/13	350,000	369,691
NJ Transit Corp.
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	6,725,000	7,396,827
NY Metropolitan Transportation Authority
	Series 2007 A,
	Insured: FSA:
	5.000% 11/15/20	5,000,000	5,326,800
	5.000% 11/15/21	3,000,000	3,188,340
Transportation Total			43,398,963
TRANSPORTATION TOTAL			151,539,116
UTILITIES – 12.0%
Independent Power Producers – 0.3%
CA Sacramento Power Authority
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/14	6,680,000	7,221,882
Independent Power Producers Total			7,221,882
Investor Owned – 1.4%
CO Adams County Pollution Control
	Public Service Co.,
	Series 2005 A,
	Insured: MBIA
	4.375% 09/01/17	11,550,000	11,660,880
NH Business Finance Authority
	Series 2001 C,
	Insured: MBIA
	5.450% 05/01/21	1,500,000	1,594,950
TX Brazos River Authority
	TXU Energy Co., LLC:
	Series 2001 C, AMT,
	5.750% 05/01/36	5,195,000	5,278,172
	Series 2003 D,
	5.400% 10/01/29	6,100,000	6,149,959

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
TX Sabine River Authority
	TXU Electric Co.:
	Series 2001 A,
	5.500% 05/01/22	6,265,000	6,330,469
	Series 2001 B, AMT,
	5.750% 05/01/30	2,995,000	3,043,070
Investor Owned Total			34,057,500
Joint Power Authority – 1.2%
AZ Power Reserves Authority
	Series 2001,
	5.000% 10/01/10	500,000	517,565
FL Municipal Power Agency
	Series 2002,
	Insured: AMBAC
	5.500% 10/01/21	1,850,000	1,973,820
GA Municipal Electric Authority
	Series 1998 Y,
	Insured: AMBAC
	6.400% 01/01/13	4,205,000	4,600,817
MI Public Power Agency
	Series 2002 A,
	Insured: MBIA
	5.250% 01/01/16	1,000,000	1,087,060
OK Grand River Dam Authority
	Series 2002 A,
	Insured: FSA
	5.000% 06/01/12	1,000,000	1,051,580
TX Municipal Power Agency
	Series 1993,
	Insured: MBIA
	(a) 09/01/15	250,000	177,292
TX Sam Rayburn Municipal Power Agency
	Series 2002:
	5.500% 10/01/11	8,355,000	8,550,758
	6.000% 10/01/16	3,000,000	3,136,260
WA Energy Northwest Electric
	Series 2002 A,
	Insured: MBIA:
	5.500% 07/01/16	4,675,000	4,996,874
	5.750% 07/01/18	1,000,000	1,075,060
Joint Power Authority Total			27,167,086
Municipal Electric – 4.1%
CA Department of Water Resources
	Series 2002 A:
	5.500% 05/01/11	10,000,000	10,575,100
	6.000% 05/01/13	2,000,000	2,190,360
FL Gainesville Utilities Systems
	Series 1992 B,

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
	6.500% 10/01/11	3,000,000	3,300,120
FL JEA St. John’s River Power Park Systems
	Series 1997,
	Insured: MBIA
	5.000% 10/01/19	1,000,000	1,047,440
FL Kissimmee Utilities Authority Electrical System
	Series 2003,
	Insured: FSA
	5.250% 10/01/15	2,235,000	2,383,068
FL Orlando Utilities Commission Utility Systems
	Series 2005 B,
	5.000% 10/01/24	3,000,000	3,126,360
MN Northern Municipal Power Agency
	Series 1998,
	Insured: FSA
	5.250% 01/01/12	2,490,000	2,587,882
NY Long Island Power Authority
	Series 2006 A,
	Insured: FGIC
	5.000% 12/01/19	10,000,000	10,593,100
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007,VV,
	Insured: MBIA
	5.250% 07/01/26	10,450,000	11,567,941
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12	3,000,000	3,293,340
	Series 2002 KK,
	Insured: FSA:
	5.250% 07/01/12	1,000,000	1,064,900
	5.500% 07/01/15	10,000,000	11,066,100
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	1,000,000	1,099,590
TN Metropolitan Government Nashville & Davidson County
	Series 1998 B,
	5.500% 05/15/13	3,000,000	3,251,250
TX Austin
	Series 2002 A,
	Insured: AMBAC
	5.500% 11/15/13	2,000,000	2,173,680
	Series 2002,
	Insured: FSA

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
	5.500% 11/15/12	2,410,000	2,594,076
	Subordinated Lien,
	Series 1998,
	Insured: MBIA
	5.250% 05/15/18	1,100,000	1,201,299
TX San Antonio Electric & Gas
	Series 2002,
	5.375% 02/01/14	2,500,000	2,700,700
	Series 2005,
	5.000% 02/01/18	10,000,000	10,516,100
WA Seattle Municipal Light & Power
	Series 2001,
	Insured: FSA
	5.250% 03/01/11	10,365,000	10,853,088
Municipal Electric Total			97,185,494
Water & Sewer – 5.0%
CA Citrus Heights Water District
	Series 2000,
	Insured: FGIC
	5.250% 10/01/20	1,800,000	1,873,818
CA Department of Water Resources
	Central Valley,
	Series 2002 X,
	Insured: FGIC
	5.500% 12/01/15	1,000,000	1,112,250
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: MBIA
	5.500% 05/01/29	3,000,000	3,422,430
DC Water & Sewer Authority
	Series 1998,
	Insured: FSA
	5.500% 10/01/11	2,000,000	2,125,800
FL Brevard County Utilities
	Series 2002,
	Insured: FGIC
	5.250% 03/01/14	2,000,000	2,110,360
FL Cocoa Water & Sewer
	Series 2003,
	Insured: AMBAC
	5.500% 10/01/19	1,000,000	1,115,060
FL Governmental Utility Authority
	Series 2003,
	Insured: AMBAC
	5.000% 10/01/17	1,180,000	1,236,758
FL Holly Hill Water & Sewer
	Series 2002,
	Insured: MBIA
	5.000% 10/01/15	745,000	780,916

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
FL Hollywood Water & Sewer
	Series 2003,
	Insured: FSA
	5.000% 10/01/17	1,070,000	1,127,427
FL Miami-Dade County Stormwater
	Series 2004,
	Insured: MBIA
	5.000% 04/01/24	2,445,000	2,542,678
FL Municipal Loan Council
	Series 2002 B,
	Insured: MBIA
	5.375% 08/01/16	1,485,000	1,591,964
FL Ocala Utilities System
	Series 2005 B,
	Insured: FGIC
	5.250% 10/01/20	1,000,000	1,069,050
FL Orlando Utilities Commission
	Series 2002 C,
	5.250% 10/01/16	210,000	222,052
FL Sarasota County Utilities Systems
	Series 2002 C,
	Insured: FGIC
	5.250% 10/01/16	1,000,000	1,059,780
FL Sebring Water & Wastewater
	Series 2002,
	Insured: FGIC
	5.250% 01/01/14	1,030,000	1,093,654
FL Tallahassee Conservative Utilities System
	Series 2001,
	Insured: FGIC:
	5.500% 10/01/14	1,330,000	1,455,339
	5.500% 10/01/18	1,000,000	1,118,660
FL Tallahassee Consolidated Utility
	Series 2001,
	Insured: FGIC
	5.500% 10/01/17	1,900,000	2,116,714
FL Tampa Bay Water Utility Systems
	Series 2005,
	Insured: FGIC
	5.500% 10/01/19	1,500,000	1,679,625
FL Tampa Water & Sewer
	Series 2002 B,
	5.000% 07/01/10	1,000,000	1,033,080
FL Tohopekaliga Water Utilities Authority
	Series 2003 B,
	Insured: FSA
	5.250% 10/01/17	1,110,000	1,184,603

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
FL Water Pollution Control Financing
	Series 2001,
	5.500% 01/15/13	1,390,000	1,469,981
FL Winter Park Water & Sewer
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/14	1,405,000	1,493,445
GA Atlanta Water & Wastewater
	Series 1999 A,
	Insured: FGIC
	5.500% 11/01/18	15,305,000	16,643,422
GA Columbus Water & Sewer
	Series 2002,
	Insured: FSA
	5.000% 05/01/10	1,000,000	1,032,320
IL Chicago Waterworks
	Series 1993,
	Insured: FGIC
	6.500% 11/01/09	2,155,000	2,279,516
IN Bond Bank
	Series 2001 A,
	5.375% 02/01/13	1,910,000	2,047,272
KS Wyandotte County Unified Government Utility System
	Series 2004 B,
	Insured: FSA
	5.000% 09/01/32	2,000,000	2,068,580
MA Water Resource Authority
	Series 1998 B,
	Insured: FSA
	5.500% 08/01/15	1,000,000	1,104,570
NY New York City Municipal Water Finance Authority
	Series 2000 B,
	5.125% 06/15/31	7,000,000	7,206,150
OH Cleveland Waterworks
	Series 1993 G,
	Insured: MBIA
	5.500% 01/01/13	750,000	781,140
PA Allegheny County
	Series 2005 A,
	Insured: MBIA
	5.000% 12/01/17	265,000	282,082
PA Lancaster Area Sewer Authority
	Series 2004,
	Insured: MBIA
	5.000% 04/01/16	500,000	528,530
TN Metropolitan Government Nashville & Davidson County Water & Sewer
	Series 1993,
	Insured: FGIC
	6.500% 01/01/10	2,750,000	2,918,492

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
TX Colorado River Municipal Water
	Series 2003,
	Insured: AMBAC
	5.000% 01/01/12	4,030,000	4,211,471
TX Corpus Christi
	Series 2002,
	Insured: FSA
	5.000% 07/15/14	1,000,000	1,046,130
	Series 2005 A,
	Insured: AMBAC
	5.000% 07/15/19	2,000,000	2,099,620
TX Houston Utility System
	Series 2004 A,
	Insured: FGIC
	5.250% 05/15/24	5,000,000	5,297,900
TX Houston Water & Sewer System
	Junior Lien:
	Series 1991 C,
	Insured: AMBAC
	(a) 12/01/11	4,000,000	3,369,480
	Series 2001 A,
	Insured: FSA
	5.500% 12/01/17	4,720,000	5,016,416
TX Houston
	Series 2004 A,
	Insured: MBIA
	5.250% 05/15/14	2,265,000	2,436,325
TX McKinney
	Series 2005,
	Insured: FGIC
	5.250% 08/15/17	1,125,000	1,211,861
TX Nueces River Authority
	Series 2005,
	Insured: FSA
	5.000% 07/15/15	1,000,000	1,066,070
TX San Antonio
	Series 2005,
	Insured: MBIA
	5.000% 05/15/14	1,000,000	1,060,890
TX Trinity River Authority
	Series 2005,
	Insured: MBIA:
	5.000% 02/01/17	1,000,000	1,058,620
	5.000% 02/01/18	1,000,000	1,054,510
VA Upper Occoquan Sewage Authority Regional Sewage
	Series 2005,
	Insured: FSA

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
	5.000% 07/01/22	16,680,000	17,467,296
Water & Sewer Total			117,324,107
UTILITIES TOTAL			282,956,069

	Total Municipal Bonds (cost of $2,276,184,234)		2,312,049,073

		Shares
Investment Company – 0.3%
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 2.96%)	8,223,443	8,223,443

	Total Investment Company (cost of $8,223,443)		8,223,443

		Par ($)
Short-Term Obligations – 0.9%
VARIABLE RATE DEMAND NOTES(d) – 0.9%
FL Pinellas County Health Facility Authority
	All Children’s Hospital,
	Series 1985,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	3.700% 12/01/15	1,100,000	1,100,000
KY Shelby County
	Series 2004 A,
	LOC: U.S. Bank N.A.
	3.700% 09/01/34	545,000	545,000
MA Water Resources Authority
	Series 2002 D,
	LOC: Landesbank Baden-Wurttemberg
	3.660% 08/01/17	100,000	100,000
MO Health & Educational Facilities Authority
	SSM Health Care Corp.,
	Series 2005 C-1,
	Insured: FSA,
	SPA: UBS AG
	3.660% 06/01/19	700,000	700,000
	St. Louis University:
	Series 2005 A,
	Insured: MBIA,
	SPA: Bank of New York
	3.670% 10/01/35	3,700,000	3,700,000
	Series 2006 A,
	Insured: MBIA,
	SPA: Bank of New York
	3.670% 10/01/35	5,100,000	5,100,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(d) – (continued)
NE Lancaster County Hospital Authority No. 1
	Bryanlgh Medical Center,
	Series 2002,
	SPA: U.S. Bank N.A.
	3.700% 06/01/18	400,000	400,000
NY New York City Municipal Water Finance Authority
	Series 1995 A,
	Insured: FGIC,
	SPA: DEPFA Bank PLC
	3.650% 06/15/25	2,200,000	2,200,000
SD Lawrence County
	Homestake Mining Co.,
	Series 1997 B,
	LOC: Chase Manhattan Bank
	3.680% 07/01/32	3,000,000	3,000,000
TX Bell County Health Facilities Development Corp.
	Scott & White Memorial Hospital,
	Series 2001 1,
	LOC: JPMorgan Chase Bank
	3.700% 08/15/31	200,000	200,000
WA Housing Finance Commission
	Franke Tobey Jones,
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	3.590% 09/01/33	4,700,000	4,700,000
VARIABLE RATE DEMAND NOTES TOTAL			21,745,000

	Total Short-Term Obligations (cost of $21,745,000)		21,745,000

Total Investments – 99.3% (cost of $2,306,152,677)(e)(f)	2,342,017,516

Other Assets & Liabilities, Net – 0.7%	15,404,921

Net Assets – 100.0%	2,357,422,437

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2007.

(e)	Cost for federal income tax purposes is $2,306,056,913.

(f)	Unrealized appreciation and depreciation at July 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$47,161,170	$(11,200,567)	$35,960,603

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit

MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

INVESTMENT PORTFOLIO

July 31, 2007 (Unaudited)	Columbia Massachusetts Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.2%
EDUCATION – 14.1%
Education – 13.9%
MA College Building Authority Project Revenue
	Series 2004 A,
	Insured: MBIA
	5.000% 05/01/16	530,000	561,148
MA Development Finance Agency
	Boston College,
	Series 2007 P,
	5.000% 07/01/20	3,260,000	3,450,645
	Clark University,
	Series 1998,
	5.250% 07/01/16	1,445,000	1,480,215
	Emerson College,
	Series 2006:
	5.000% 01/01/21	2,500,000	2,614,525
	5.000% 01/01/23	1,000,000	1,041,900
	Hampshire College,
	Series 2004,
	5.150% 10/01/14	200,000	206,410
	Mount Holyoke College,
	Series 2001,
	5.500% 07/01/13	1,355,000	1,434,254
	Pharmacy & Allied Health Sciences,
	Series 2003 C,
	6.375% 07/01/23	1,000,000	1,105,460
MA Health & Educational Facilities Authority
	Amherst College,
	Series 1998 G,
	5.375% 11/01/20	640,000	651,226
	Boston College,
	Series 2003 N,
	5.250% 06/01/15	1,000,000	1,062,050
	Brandeis University,
	Series 1999 J,
	Insured: MBIA
	5.000% 10/01/26	2,000,000	2,051,380
	Harvard University:
	Series 2000 Z,
	5.500% 01/15/11	1,000,000	1,057,200
	Series 2001 DD,
	5.000% 07/15/35	4,500,000	4,615,020
	Massachusetts Institute of Technology:
	Series 2002 K:
	5.250% 07/01/12	1,000,000	1,066,290
	5.375% 07/01/17	2,275,000	2,525,978
	5.500% 07/01/22	1,000,000	1,145,380
	Series 2003 L,
	5.000% 07/01/11	735,000	768,972
	Series 2004 M:
	5.250% 07/01/19	610,000	674,983

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
	5.250% 07/01/24	1,600,000	1,793,648
	Northeastern University,
	Series 1998 G,
	Insured: MBIA
	5.500% 10/01/12	1,110,000	1,196,891
	Tufts University:
	Series 2001 I,
	5.500% 02/15/36	2,000,000	2,090,660
	Series 2002 J,
	5.500% 08/15/16	1,500,000	1,668,990
	Wellesley College,
	Series 2003,
	5.000% 07/01/15	610,000	642,001
	Williams College,
	Series 2003 H,
	5.000% 07/01/16	1,740,000	1,831,280
MA Industrial Finance Agency
	Tufts University,
	Series 1998 H,
	Insured: MBIA
	5.500% 02/15/13	1,830,000	1,977,406
MA University of Massachusetts Building Authority
	Series 2000 2,
	Insured: AMBAC
	5.500% 11/01/09	1,455,000	1,510,857
	Series 2004 1,
	Insured: AMBAC
	5.250% 11/01/12	500,000	533,275
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: MBIA
	5.250% 10/01/12	2,000,000	2,085,840
Education Total			42,843,884
Prep School – 0.2%
MA Development Finance Agency
	Milton Academy,
	Series 2003 A,
	5.000% 09/01/19	500,000	525,925
Prep School Total			525,925
EDUCATION TOTAL			43,369,809
HEALTH CARE – 9.1%
Continuing Care Retirement – 0.4%
MA Development Finance Agency
	First Mortgage Orchard Cove,
	Series 2007:
	5.000% 10/01/17	675,000	677,093

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	5.000% 10/01/18	515,000	514,526
Continuing Care Retirement Total			1,191,619
Health Services – 0.4%
MA Health & Educational Facilities Authority
	Partners Healthcare Systems, Inc.,
	Series 2003 E,
	5.000% 07/01/15	1,140,000	1,175,249
Health Services Total			1,175,249
Hospitals – 7.5%
MA Boston Special Obligation
	Boston City Hospital,
	Series 2002 A,
	Insured: MBIA
	5.000% 08/01/14	5,000,000	5,242,600
MA Health & Educational Facilities Authority
	Baystate Medical Center,
	Series 2002 F,
	5.750% 07/01/13	890,000	946,613
	Boston Medical Center,
	Series 1998 A,
	Insured: MBIA
	5.250% 07/01/15	2,500,000	2,549,375
	Milford Regional Medical Center Issue,
	Series 2007 E,
	5.000% 07/15/22	2,500,000	2,476,575
	Partners Healthcare Systems, Inc.:
	Series 1999 B,
	5.250% 07/01/10	4,670,000	4,811,921
	Series 2001 C,
	5.750% 07/01/21	750,000	797,925
	Series 2005 F,
	5.000% 07/01/17	2,000,000	2,106,740
	Series 2007,
	5.000% 07/01/18	1,950,000	2,066,473
	UMass Memorial Health Care, Inc.,
	Series 1998 A,
	Insured: AMBAC
	5.250% 07/01/14	2,000,000	2,052,100
Hospitals Total			23,050,322
Nursing Homes – 0.8%
MA Development Finance Agency
	First Mortgage Voa Concord Assisted Living Inc.,
	Series 2007:
	5.000% 11/01/17	1,000,000	984,970

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
	5.125% 11/01/27	1,500,000	1,462,065
Nursing Homes Total			2,447,035
HEALTH CARE TOTAL			27,864,225
OTHER – 20.1%
Other – 0.3%
MA Development Finance Agency
	Combined Jewish Philanthropies,
	Series 2002 A,
	5.250% 02/01/22	1,000,000	1,052,590
Other Total			1,052,590
Pool/Bond Bank – 4.8%
MA Water Pollution Abatement Revenue
	Series 1995 A,
	5.400% 08/01/11	25,000	25,031
	Series 1999 5,
	5.750% 08/01/16	95,000	99,454
	Series 2001 7,
	5.250% 02/01/10	2,000,000	2,071,780
	Series 2002,
	5.000% 08/01/11	1,000,000	1,045,160
	Series 2004 A,
	5.250% 08/01/15	3,000,000	3,269,160
	Series 2005 11,
	5.250% 08/01/19	4,465,000	4,903,374
	Series 2006,
	Insured: FSA
	5.250% 08/01/20	3,000,000	3,303,600
Pool/Bond Bank Total			14,717,559
Refunded/Escrowed (a) – 14.8%
MA Bay Transportation Authority
	Series 2000 A,
	Pre-refunded 07/01/10:
	5.750% 07/01/14	915,000	964,044
	5.750% 07/01/18	915,000	964,044
MA College Building Authority Project Revenue
	Series 1999 A,
	Escrowed to Maturity,
	Insured: MBIA
	(b) 05/01/28	4,000,000	1,534,800
MA Consolidated Loan
	Series 1999 B,
	Pre-refunded 05/01/09:
	5.250% 05/01/12	1,000,000	1,034,370
	5.250% 05/01/14	1,000,000	1,034,370
	Series 2000 A,
	Pre-refunded 02/01/10,

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (a) – (continued)
	5.800% 02/01/17	3,520,000	3,720,781
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/18	3,000,000	3,177,150
MA Development Finance Agency
	Belmont Hill School,
	Series 1998,
	Pre-refunded 09/01/11,
	5.000% 09/01/31	1,000,000	1,051,710
	Higher Education, Smith College,
	Series 2000,
	Pre-refunded 07/01/10,
	5.750% 07/01/23	2,000,000	2,125,140
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/22	600,000	647,514
MA Health & Educational Facilities Authority
	Simmons College,
	Series 2003 F,
	Pre-refunded 10/01/13,
	Insured: FGIC:
	5.000% 10/01/15	1,015,000	1,078,478
	5.000% 10/01/17	510,000	541,895
	University of Massachusetts:
	Series 2000 A,
	Pre-refunded 10/01/10,
	Insured: FGIC
	5.875% 10/01/29	1,000,000	1,070,180
	Series 2002 C,
	Pre-refunded 10/01/12,
	Insured: MBIA
	5.250% 10/01/13	1,475,000	1,572,261
MA Holden
	Municipal Purpose Loan,
	Series 2000,
	Pre-refunded 03/01/10,
	Insured: FGIC
	5.750% 03/01/18	2,385,000	2,521,350
MA Port Authority
	Series 1973,
	Escrowed to Maturity,
	5.625% 07/01/12	355,000	370,127
MA Route 3 North Transit Improvement Association
	Series 2000,
	Pre-refunded 06/15/10,
	Insured: MBIA:
	5.375% 06/15/33	2,500,000	2,606,900
	5.750% 06/15/13	1,000,000	1,052,870
	5.750% 06/15/14	2,000,000	2,105,740
	5.750% 06/15/15	2,000,000	2,105,740
	5.750% 06/15/18	1,000,000	1,052,870

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (a) – (continued)
MA Sandwich
	Series 2000,
	Pre-refunded 08/15/10,
	5.750% 08/15/11	1,050,000	1,117,746
MA Special Obligation & Revenue
	Consolidated Loan,
	Series 2002 A,
	Pre-refunded 06/01/12,
	Insured: FGIC
	5.375% 06/01/19	1,125,000	1,197,394
MA Springfield
	Municipal Purpose Loan:
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: FSA
	6.000% 10/01/16	1,000,000	1,055,570
	Series 2003,
	Pre-refunded 01/15/13,
	Insured: MBIA
	5.250% 01/15/15	1,500,000	1,603,785
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/13	250,000	258,200
MA University of Massachusetts Building Authority
	Series 2003 1,
	Pre-refunded 11/01/13,
	Insured: AMBAC
	5.250% 11/01/15	2,000,000	2,154,100
MA Water Pollution Abatement Revenue
	Series 1993 A,
	Escrowed to Maturity,
	5.450% 02/01/13	935,000	977,496
	Series 1995 A,
	Escrowed to Maturity,
	5.400% 08/01/11	225,000	238,217
	Series 1999 5,
	Pre-refunded 08/01/09,
	5.750% 08/01/16	1,905,000	1,995,926
	Series 2001 7,
	Pre-refunded 08/01/11,
	5.250% 02/01/13	250,000	262,642
MA Water Resources Authority
	Series 1993 C,
	Escrowed to Maturity,
	6.000% 12/01/11	1,220,000	1,299,361
	Series 2000 D,
	Escrowed to Maturity,
	Insured: MBIA
	5.500% 08/01/10	1,000,000	1,047,980
Refunded/Escrowed Total			45,540,751

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – 0.2%
PR Commonwealth of Puerto Rico Children’s Trust Fund
	Tobacco Settlement Revenue,
	Series 2002,
	5.000% 05/15/09	500,000	507,310
Tobacco Total			507,310
OTHER TOTAL			61,818,210
TAX-BACKED – 40.2%
Local General Obligations – 13.3%
MA Bellingham
	Series 2001,
	Insured: AMBAC
	5.250% 03/01/13	1,605,000	1,693,371
MA Boston
	Metropolitan District,
	Series 2002 A,
	5.250% 12/01/14	2,010,000	2,137,515
	Series 2002 B,
	Insured: FGIC
	5.000% 02/01/12	6,000,000	6,297,780
	Series 2004 A,
	5.000% 01/01/14	1,000,000	1,064,220
MA Brookline
	Series 2000,
	5.750% 04/01/14	1,905,000	2,011,413
MA Dudley Charlton Regional School District
	Series 1999 A,
	Insured: FGIC
	5.125% 06/15/14	2,305,000	2,479,581
MA Everett
	Series 2000,
	Insured: MBIA
	6.000% 12/15/11	2,015,000	2,192,763
MA Falmouth
	Series 2002,
	5.000% 02/01/11	1,450,000	1,510,378
MA Groton-Dunstable Regional School District
	Series 2001,
	Insured: FSA
	5.000% 10/15/21	1,260,000	1,310,967
MA Hopedale
	Series 2004,
	Insured: AMBAC
	5.000% 11/15/17	1,000,000	1,069,970
MA Lawrence
	Series 2006,
	Insured FSA
	5.000% 02/01/18	1,500,000	1,601,565

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
MA Lowell
	Series 2002,
	Insured: AMBAC:
	5.000% 08/01/10	1,000,000	1,035,440
	5.000% 02/01/13	1,215,000	1,282,979
MA Medford
	Series 2001,
	Insured: MBIA
	5.000% 02/15/10	1,775,000	1,829,528
MA Pioneer Valley Regional School District
	Series 2002,
	Insured: AMBAC
	5.000% 06/15/12	1,000,000	1,053,330
MA Pittsfield
	Series 2002,
	Insured: MBIA
	5.000% 04/15/11	1,000,000	1,042,820
MA Plymouth
	Series 2000,
	Insured: MBIA
	5.000% 10/15/18	1,725,000	1,790,981
MA Sandwich
	Series 2005,
	Insured: MBIA
	5.000% 07/15/18	1,575,000	1,681,769
MA Springfield
	Series 2007,
	Insured: FSA
	4.500% 08/01/21	2,000,000	2,015,400
MA Westborough
	Series 2003,
	5.000% 11/15/16	1,000,000	1,055,120
MA Westfield
	Series 2003,
	Insured: MBIA
	5.000% 09/01/18	500,000	524,270
MA Worcester
	Series 2004 A,
	Insured: MBIA
	5.250% 08/15/13	2,810,000	3,021,397
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Insured: FSA
	5.500% 07/01/17	245,000	249,008
	Series 1999 A,
	Insured: FSA

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.500% 08/01/09	1,000,000	1,034,590
Local General Obligations Total			40,986,155
Special Non-Property Tax – 9.8%
MA Bay Transportation Authority
	Series 2000 A:
	5.750% 07/01/14	85,000	89,328
	5.750% 07/01/18	85,000	89,054
	Series 2002 A,
	5.000% 07/01/11	1,000,000	1,043,630
	Series 2003 A:
	5.250% 07/01/11	5,000,000	5,263,250
	5.250% 07/01/17	1,000,000	1,094,610
	5.250% 07/01/19	625,000	684,781
	Series 2004 C,
	5.250% 07/01/18	1,000,000	1,093,900
	Series 2005 B,
	Insured: MBIA
	5.500% 07/01/23	2,890,000	3,283,040
	Series 2006 A,
	5.250% 07/01/22	3,500,000	3,867,255
MA Boston Special Obligation
	Convention Center,
	Series 2002 A,
	Insured: AMBAC
	5.000% 05/01/19	1,500,000	1,551,090
MA School Building Authority Dedicated Sales Tax Revenue
	Series 2007 A,
	Insured: AMBAC
	5.000% 08/15/18	5,000,000	5,351,900
MA Special Obligation & Revenue
	Consolidated Loan:
	Series 1997 A,
	5.500% 06/01/13	1,000,000	1,084,330
	Series 2002 A,
	Insured: FGIC
	5.000% 06/01/10	1,500,000	1,550,295
	Series 2004 A,
	Insured: FGIC
	5.250% 01/01/19	750,000	820,815
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	3,000,000	3,321,780
Special Non-Property Tax Total			30,189,058
State Appropriated – 1.9%
MA Development Finance Agency
	Visual & Performing Arts Project,
	Series 2000:

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	5.750% 08/01/13	1,030,000	1,120,620
	6.000% 08/01/17	540,000	603,914
	6.000% 08/01/21	1,200,000	1,362,684
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2004 J,
	Insured: AMBAC
	5.000% 07/01/36	2,000,000	2,099,320
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	Insured: AMBAC
	5.250% 08/01/30	500,000	528,035
State Appropriated Total			5,714,573
State General Obligations – 15.2%
MA State
	Series 1997 A,
	Insured: AMBAC
	5.750% 08/01/09	2,000,000	2,077,560
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	3,500,000	3,907,365
	Series 2003 D:
	5.500% 10/01/17	5,000,000	5,579,100
	Insured: AMBAC
	5.500% 10/01/19	5,000,000	5,603,800
	Insured: MBIA
	5.500% 10/01/20	2,500,000	2,815,175
	Series 2004 A,
	Insured: FSA
	5.250% 08/01/20	5,000,000	5,500,750
	Series 2004 B,
	5.250% 08/01/20	3,000,000	3,294,120
	Series 2004 C:
	Insured: AMBAC
	5.500% 12/01/24	5,000,000	5,707,750
	Insured: MBIA
	5.500% 12/01/19	3,795,000	4,258,104
	Series 2006 B,
	Insured: FSA
	5.250% 09/01/22	4,000,000	4,423,080
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995,
	Insured: MBIA
	6.000% 07/01/09	500,000	521,070
PR Commonwealth of Puerto Rico
	Series 2004 A,
	5.000% 07/01/30	1,900,000	1,961,712

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Series 2006 A,
	5.250% 07/01/22	850,000	895,730
State General Obligations Total			46,545,316
TAX-BACKED TOTAL			123,435,102
TRANSPORTATION – 6.2%
Airports – 3.1%
MA Port Authority
	Series 2005 C,
	Insured: AMBAC:
	5.000% 07/01/15	1,500,000	1,604,025
	5.000% 07/01/22	4,500,000	4,712,400
	Series 2007 D,
	Insured: FSA
	5.000% 07/01/17	3,000,000	3,223,140
Airports Total			9,539,565
Toll Facilities – 1.2%
MA Turnpike Authority
	Metropolitan Highway Systems Revenue:
	Series 1997 A,
	Insured: MBIA
	5.000% 01/01/37	2,000,000	2,020,880
	Series 1999 A,
	Insured: AMBAC
	5.000% 01/01/39	1,500,000	1,514,220
Toll Facilities Total			3,535,100
Transportation – 1.9%
MA Federal Highway Capital Appreciation
	Series 1998 A,
	(b) 06/15/15	4,000,000	2,871,520
MA Federal Highway Grant Anticipation Notes
	Series 2000 A,
	5.750% 06/15/09	1,000,000	1,035,600
MA Woods Hole Martha’s Vineyard & Nantucket Steamship Authority
	Series 2004 B,
	5.000% 03/01/18	1,900,000	2,002,828
Transportation Total			5,909,948
TRANSPORTATION TOTAL			18,984,613
UTILITIES – 8.5%
Joint Power Authority – 0.9%
MA Municipal Wholesale Electric Co.
	Series 2001 A,
	Insured: MBIA
	5.000% 07/01/11	2,500,000	2,605,375
Joint Power Authority Total			2,605,375

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – 0.4%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12	1,000,000	1,097,780
Municipal Electric Total			1,097,780
Water & Sewer – 7.2%
MA Water Resource Authority
	Series 1993 C,
	6.000% 12/01/11	780,000	829,982
	Series 1998 B,
	Insured: FSA
	5.500% 08/01/15	1,165,000	1,286,824
	Series 2002 J,
	Insured: FSA:
	5.250% 08/01/14	2,870,000	3,101,351
	5.250% 08/01/15	3,000,000	3,260,580
	5.250% 08/01/18	1,000,000	1,096,360
	Series 2005 A,
	Insured: MBIA
	5.250% 08/01/17	6,000,000	6,570,720
	Series 2007 B,
	Insured: FSA
	5.250% 08/01/23	5,500,000	6,099,940
Water & Sewer Total			22,245,757
UTILITIES TOTAL			25,948,912

	Total Municipal Bonds (cost of $297,530,879)		301,420,871

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 2.96%)	22,649	22,649

	Total Investment Company (cost of $22,649)		22,649

Par ($)
Short-Term Obligations – 1.1%
VARIABLE RATE DEMAND NOTES (c) – 1.0%
MA Health & Educational Facilities Authority
Series 1985 D,
Insured: MBIA,
SPA: State Street Bank & Trust Co.
	3.650% 01/01/35	900,000	900,000
MA Water Resources Authority
Series 2002 D,

12

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (c) – (continued)
	LOC: Landesbank Baden-Wurttemberg
	3.660% 08/01/17	800,000	800,000
MO Health & Educational Facilities Authority
	St. Louis University,
	Series 2006 A,
	Insured: MBIA,
	SPA: Bank of New York
	3.670% 10/01/35	200,000	200,000
NE Lancaster County Hospital Authority No. 1
	Bryanlgh Medical Center,
	Series 2002,
	SPA: U.S. Bank N.A.
	3.700% 06/01/18	100,000	100,000
TX Bell County Health Facilities Development Corp.
	Scott & White Memorial Hospital,
	Series 2001 1,
	LOC: JPMorgan Chase Bank
	3.700% 08/15/31	400,000	400,000
TX Harris County Health Facilities Development Corp.
	Texas Medical Center,
	Series 2006,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	3.700% 05/01/35	500,000	500,000
WA Housing Finance Commission
	Franke Tobey Jones,
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	3.590% 09/01/33	500,000	500,000
VARIABLE RATE DEMAND NOTES TOTAL			3,400,000

	Total Short-Term Obligations (cost of $3,400,000)		3,400,000

13

Total Investments – 99.3% (cost of $300,953,528)(d)(e)	304,843,520

Other Assets & Liabilities, Net – 0.7%	2,251,093

Net Assets – 100.0%	307,094,613

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2007.

(d)	Cost for federal income tax purposes is $300,893,237.

(e)	Unrealized appreciation and depreciation at July 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,380,669	$(1,430,386)	$3,950,283

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

14

INVESTMENT PORTFOLIO

July 31, 2007 (Unaudited)	Columbia Massachusetts Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 100.8%
EDUCATION – 21.2%
Education – 19.0%
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	1,825,000	2,145,616
MA Development Finance Agency
	Boston College,
	Series 2007 P,
	5.000% 07/01/42	2,000,000	2,059,840
	Boston University,
	Series 1999 P,
	6.000% 05/15/59	1,000,000	1,130,590
	College of Pharmacy & Allied Health Services,
	Series 2003 C,
	5.750% 07/01/33	1,000,000	1,059,530
	College of The Holy Cross,
	Series 2002,
	Insured: AMBAC
	5.250% 09/01/32	4,000,000	4,487,040
	Emerson College,
	Series 2006,
	5.000% 01/01/23	2,500,000	2,604,750
MA Health & Educational Facilities Authority
	Harvard University:
	Series 1991 N,
	6.250% 04/01/20	2,675,000	3,226,853
	Series 2005,
	5.000% 07/15/35	1,500,000	1,558,815
	Massachusetts Institute of Technology:
	Series 2002 K:
	5.375% 07/01/17	4,250,000	4,718,860
	5.500% 07/01/32	1,500,000	1,743,135
	Series 2003 L,
	5.000% 07/01/18	2,500,000	2,703,200
	Tufts University,
	Series 2002 J:
	5.500% 08/15/16	1,250,000	1,390,825
	5.500% 08/15/18	1,000,000	1,121,400
Education Total			29,950,454
Prep School – 1.3%
MA Health & Educational Facilities Authority
	Learning Center for Deaf Children,
	Series 1999 C,
	6.100% 07/01/19	1,000,000	1,015,880
MA Industrial Finance Agency
	Cambridge Friends School,
	Series 1998,
	5.750% 09/01/18	1,000,000	1,005,540
Prep School Total			2,021,420

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Student Loan – 0.9%
MA Educational Financing Authority
	Series 2002 E, AMT,
	Insured: AMBAC
	5.000% 01/01/13	1,340,000	1,362,217
Student Loan Total			1,362,217
EDUCATION TOTAL			33,334,091
HEALTH CARE – 11.2%
Continuing Care Retirement – 1.3%
MA Boston Industrial Development Financing Authority
	Springhouse, Inc.,
	Series 1998,
	5.875% 07/01/18	950,000	964,763
MA Development Finance Agency
	Loomis House, Inc.,
	Series 2002 A,
	6.900% 03/01/32	1,000,000	1,079,600
Continuing Care Retirement Total			2,044,363
Health Services – 0.8%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.750% 02/01/29	1,200,000	1,223,172
Health Services Total			1,223,172
Hospitals – 6.3%
MA Development Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 2000,
	6.250% 08/01/20	1,000,000	1,067,800
MA Health & Educational Facilities Authority
	Covenant Health System,
	Series 2002,
	6.000% 07/01/31	1,000,000	1,060,230
	Jordan Hospital,
	Series 2003 E,
	6.750% 10/01/33	1,500,000	1,611,285
	Tri-County Medical Associates, Inc.,
	Series 2007,
	5.000% 07/15/27	1,695,000	1,659,354
MA Industrial Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 1989 A-2
	(a) 08/01/10	5,000,000	4,442,450
Hospitals Total			9,841,119
Intermediate Care Facilities – 1.0%
MA Development Finance Agency
	Evergreen Center, Inc.,

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Intermediate Care Facilities – (continued)
	Series 2005,
	5.500% 01/01/35	750,000	760,440
	New England Center for Children,
	Series 1998,
	5.875% 11/01/18	875,000	882,578
Intermediate Care Facilities Total			1,643,018
Nursing Homes – 1.8%
MA Industrial Finance Agency
	Chelsea Jewish Nursing Home,
	Series 1997 A,
	Insured: FHA
	6.500% 08/01/37	855,000	898,904
	GF/Massachusetts, Inc.,
	Series 1994,
	8.300% 07/01/23	2,020,000	1,950,815
Nursing Homes Total			2,849,719
HEALTH CARE TOTAL			17,601,391
HOUSING – 1.7%
Assisted Living/Senior – 0.7%
MA Development Finance Agency
	VOA Concord Assisted Living, Inc.,
	Series 2007,
	5.200% 11/01/41	1,145,000	1,107,604
Assisted Living/Senior Total			1,107,604
Multi-Family – 1.0%
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	1,500,000	1,526,625
Multi-Family Total			1,526,625
HOUSING TOTAL			2,634,229
OTHER – 30.4%
Other – 1.5%
MA Development Finance Agency
	WGBH Educaional Foundation,
	Series 2002 A,
	Insured: AMBAC
	5.750% 01/01/42	2,000,000	2,373,820
Other Total			2,373,820
Pool/Bond Bank – 2.5%
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	2,445,000	2,830,381
	Series 2002-8,
	5.000% 08/01/17	20,000	20,847
	Series 2005-11,
	4.750% 08/01/23	25,000	25,568
	Series 2006,

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
	5.250% 08/01/24	1,000,000	1,108,620
Pool/Bond Bank Total			3,985,416
Refunded/Escrowed(b) – 26.4%
MA College Building Authority
	Series 1999 A,
	Insured: MBIA,
	Escrowed to Maturity:
	(a) 05/01/18	7,760,000	4,894,698
	(a) 05/01/23	6,000,000	2,963,100
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/22	905,000	976,667
MA Health & Educational Facilities Authority
	Milford-Whitinsville Regional Hospital,
	Series 2002 D,
	Pre-refunded 07/15/12,
	6.350% 07/15/32	500,000	556,685
	Winchester Hospital,
	Series 2000 E,
	Pre-refunded 07/01/10,
	6.750% 07/01/30	985,000	1,060,943
MA Port Authority
	Series 1999 C,
	Pre-refunded 01/01/10,
	5.750% 07/01/29(c)	3,000,000	3,161,550
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/20	7,000,000	7,416,080
MA Water Pollution Abatement Trust
	Series 2001-7,
	Pre-refunded 08/01/11,
	5.250% 02/01/14	515,000	541,043
	Series 2005-11,
	Pre-refunded 08/01/15,
	4.750% 08/01/23	1,475,000	1,555,063
MA Water Resources Authority
	Series 1992 A,
	Escrowed to Maturity,
	6.500% 07/15/19	5,100,000	5,943,693
	Series 1993 C:
	Insured: AMBAC,
	Escrowed to Maturity,
	5.250% 12/01/15	610,000	652,883
	Insured: MBIA,
	Escrowed to Maturity,
	5.250% 12/01/15	1,680,000	1,793,938
	Series 1995 B,
	Insured: MBIA,

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
	Escrowed to Maturity,
	6.250% 12/01/13	5,000,000	5,668,450
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Insured: AMBAC,
	Economically Defeased to Maturity:
	5.375% 06/01/15	1,000,000	1,098,120
	5.375% 06/01/19	2,190,000	2,432,214
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	600,000	704,198
Refunded/Escrowed Total			41,419,325
OTHER TOTAL			47,778,561
OTHER REVENUE – 1.3%
Hotels – 1.3%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel, LLC,
	Series 2002, AMT,
	6.500% 09/01/35	1,975,000	2,028,858
Hotels Total			2,028,858
OTHER REVENUE TOTAL			2,028,858
TAX-BACKED – 16.4%
Local General Obligations – 1.0%
MA Norwell
	Series 2003,
	Insured: FGIC
	5.000% 11/15/22	1,410,000	1,526,269
Local General Obligations Total			1,526,269
Special Non-Property Tax – 6.7%
MA Bay Transportation Authority
	Series 2004 C,
	5.250% 07/01/21	1,500,000	1,652,985
	Series 2005 B,
	Insured: MBIA
	5.500% 07/01/27	1,000,000	1,144,890
MA State Special Obligation Dedicated Tax Revenue
	Series 2005,
	Insured: FGIC
	5.500% 01/01/30	2,500,000	2,869,850
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	2,000,000	2,194,840
	Series 2006 BB,
	Insured: FSA

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	5.250% 07/01/22	1,500,000	1,660,890
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2007 A,
	5.250% 08/01/57	1,000,000	1,047,550
Special Non-Property Tax Total			10,571,005
State Appropriated – 0.3%
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 C,
	5.500% 07/01/14	500,000	538,025
State Appropriated Total			538,025
State General Obligations – 8.4%
MA Bay Transportation Authority
	Series 1991 A,
	Insured: MBIA
	7.000% 03/01/21	1,500,000	1,833,930
	Series 1992 B,
	Insured: MBIA
	6.200% 03/01/16	3,725,000	4,189,917
	Series 1994,
	Insured: FGIC
	7.000% 03/01/14	1,250,000	1,468,825
MA State
	Series 2001 D,
	5.500% 11/01/15	1,000,000	1,104,680
	Series 2003 D,
	Insured: AMBAC
	5.500% 10/01/19	450,000	504,342
	Series 2004 B,
	5.250% 08/01/22	1,000,000	1,103,050
PR Commonwealth of Puerto Rico
	Public Improvement:
	Series 1998,
	5.250% 07/01/18	1,000,000	1,066,760
	Series 2001,
	Insured: FSA
	5.500% 07/01/16	1,750,000	1,947,960
State General Obligations Total			13,219,464
TAX-BACKED TOTAL			25,854,763
TRANSPORTATION – 7.3%
Air Transportation – 1.3%
MA Port Authority
	Bosfuel Corp.,
	Series 2007, AMT,
	Insured: FGIC

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
	5.000% 07/01/32	2,000,000	2,034,340
Air Transportation Total			2,034,340
Airports – 3.6%
MA Port Authority
	Series 1999 600R, AMT,
	Insured: FGIC
	7.512% 07/01/29(d)	1,000,000	1,081,530
	Series 1999 D, AMT,
	6.000% 07/01/29(c)	3,000,000	3,129,240
	Series 2007 A,
	Insured: FSA
	4.500% 07/01/37	1,500,000	1,454,355
Airports Total			5,665,125
Toll Facilities – 0.7%
MA Turnpike Authority
	Series 1997 C,
	Insured: MBIA
	0.010%(a) 01/01/20	2,000,000	1,143,980
Toll Facilities Total			1,143,980
Transportation – 1.7%
MA Federal Highway
	Series 1998 B,
	Insured: MBIA
	(a) 06/15/12	3,145,000	2,590,599
Transportation Total			2,590,599
TRANSPORTATION TOTAL			11,434,044
UTILITIES – 11.3%
Joint Power Authority – 1.5%
MA Municipal Wholesale Electric Co.
	Series 2001 3-A,
	Insured: MBIA
	5.250% 07/01/13	1,180,000	1,251,744
	Series 2001 6-A,
	Insured: MBIA
	5.250% 07/01/14	1,000,000	1,060,800
Joint Power Authority Total			2,312,544
Municipal Electric – 2.3%
MA Development Finance Agency
	Devens Electric System,
	Series 2001,
	6.000% 12/01/30	1,000,000	1,065,300
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/21	1,360,000	1,503,235
	Series 2007 VV,
	Insured: MBIA

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
	5.250% 07/01/29	1,000,000	1,111,220
Municipal Electric Total			3,679,755
Water & Sewer – 7.5%
MA Boston Water & Sewer Commission
	Series 1992 A,
	5.750% 11/01/13	1,000,000	1,062,450
	Series 1993 A,
	5.250% 11/01/19	4,750,000	5,151,708
MA Water Resources Authority
	Series 1993 C:
	Insured: AMBAC
	5.250% 12/01/15	390,000	417,417
	Insured: MBIA
	5.250% 12/01/15	1,070,000	1,142,567
	Series 2002 J,
	Insured: FSA:
	5.250% 08/01/19	1,000,000	1,098,180
	5.500% 08/01/21	2,500,000	2,824,375
Water & Sewer Total			11,696,697
UTILITIES TOTAL			17,688,996

	Total Municipal Bonds (cost of $149,594,500)		158,354,933

		Shares
Investment Company – 0.0%
	Dreyfus Massachusetts Municipal Money Market Fund (7 day yield of 2.96%)	218	218

	Total Investment Company (cost of $218)		218

		Par ($)
Short-Term Obligations – 0.5%
VARIABLE RATE DEMAND NOTES (e) – 0.5%
MO Health & Educational Facilities Authority
	SSM Health Care Corp.,
	Series 2005 C-1,
	Insured: FSA,
	SPA: UBS AG
	3.660% 06/01/19	200,000	200,000
MS Jackson County Pollution Control
	Chevron Corp.,
	Series 1993,
	3.660% 06/01/23	400,000	400,000
WA Housing Finance Commission
	Franke Tobey Jones,

8

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (e) – (continued)
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	3.590% 09/01/33	300,000	300,000
VARIABLE RATE DEMAND NOTES TOTAL			900,000

	Total Short-Term Obligations (cost of $900,000)		900,000

	Total Investments – 101.3% (cost of $150,494,718)(f)(g)		159,255,151

	Other Assets & Liabilities, Net – (1.3)%		(2,119,640)

	Net Assets – 100.0%		157,135,511

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)

Security represents the underlying bond transferred to a special purpose entity established in a floating rate note transaction in which the Fund acquired the residual interest. These securities amount to $6,290,790 and serve as collateral in the transactions.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2007.

(e)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2007.

(f)	Cost for federal income tax purposes is $150,252,571.

(g)	Unrealized appreciation and depreciation at July 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,434,492	$(431,912)	$9,002,580

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

9

INVESTMENT PORTFOLIO

July 31, 2007 (Unaudited)	Columbia New York Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.8%
EDUCATION – 13.1%
Education – 12.3%
NY Dormitory Authority
	Columbia University,
	Series 2007,
	5.000% 07/01/29	1,000,000	1,052,690
	Cornell University,
	Series 2006 B,
	5.000% 07/01/31	1,000,000	1,041,580
	New York University:
	Series 1998 A,
	Insured: MBIA
	5.750% 07/01/27	2,000,000	2,338,100
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/40	1,000,000	1,157,280
	St. John’s University,
	Series 2007 C,
	Insured: MBIA
	5.250% 07/01/30	1,000,000	1,113,260
	University of Rochester:
	Series 2000 A,
	Insured: MBIA
	(a) 07/01/14 (5.700% 07/01/10)	370,000	336,363
	Series 2007,
	5.000% 07/01/27	1,000,000	1,041,900
NY Dutchess County Industrial Development Agency
	Bard College,
	Series 2007,
	4.500% 08/01/36	500,000	463,380
NY St. Lawrence County Industrial Development Agency
	Clarkson University,
	Series 2007,
	5.000% 07/01/31	1,000,000	1,030,720
Education Total			9,575,273
Prep School – 0.8%
NY New York City Industrial Development Agency
	Marymount School Academy,
	Series 2001,
	Insured: ACA
	5.125% 09/01/21	625,000	632,950
Prep School Total			632,950
EDUCATION TOTAL			10,208,223
HEALTH CARE – 7.2%
Continuing Care Retirement – 1.2%
NY Suffolk County Industrial Development Agency
	Active Retirement Community,
	Series 2006,

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	5.000% 11/01/28	1,000,000	987,040
Continuing Care Retirement Total			987,040
Hospitals – 3.4%
NY Dormitory Authority
	Kaleida Health,
	Series 2006,
	Insured: FHA
	4.700% 02/15/35	1,000,000	996,000
	North Shore University Hospital,
	Series 2007 A,
	5.000% 05/01/32	1,000,000	1,002,220
NY Saratoga County Industrial Development Agency
	Saratoga Hospital,
	Series 2004 A,
	5.000% 12/01/13	250,000	258,197
NY Yonkers Industrial Development Agency
	St. John’s Riverside Hospital,
	Series 2001 A,
	6.800% 07/01/16	350,000	369,383
Hospitals Total			2,625,800
Nursing Homes – 2.6%
NY Amherst Industrial Development Agency
	Beechwood Health Care Center,
	Series 2007,
	5.200% 01/01/40	750,000	731,153
NY Essex County Industrial Development Agency
	Moses Ludington Nursing Home,
	Series 2000 A,
	Insured: FHA
	6.200% 02/01/30	1,200,000	1,286,352
Nursing Homes Total			2,017,505
HEALTH CARE TOTAL			5,630,345
HOUSING – 4.1%
Assisted Living/Senior – 4.1%
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A,
	5.875% 05/01/19	1,500,000	1,512,105
NY Mount Vernon Industrial Development Agency
	Wartburg Senior Housing, Inc.,
	Series 1999:
	6.150% 06/01/19	1,000,000	1,008,690

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Assisted Living/Senior – (continued)
	6.200% 06/01/29	615,000	620,129
Assisted Living/Senior Total			3,140,924
HOUSING TOTAL			3,140,924
OTHER – 14.7%
Other – 0.7%
NY Westchester County Industrial Development Agency
	Guiding Eyes for the Blind,
	Series 2004,
	5.375% 08/01/24	550,000	572,077
Other Total			572,077
Pool/Bond Bank – 2.8%
NY Environmental Facilities Corp.
	Series 2005 B,
	5.500% 04/15/35	1,000,000	1,160,890
	Series 2006 A,
	4.750% 06/15/31	1,000,000	1,012,960
Pool/Bond Bank Total			2,173,850
Refunded/Escrowed(b) – 11.2%
NY Dormitory Authority
	Memorial Sloan-Kettering Cancer Center,
	Series 2003,
	Escrowed to Maturity,
	Insured: MBIA
	(c) 07/01/25	3,000,000	1,332,810
	Series 1990 B,
	Escrowed to Maturity,
	7.500% 05/15/11	405,000	436,825
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: MBIA
	(a) 07/01/14 (5.700% 07/01/10)	630,000	570,301
NY Greece Central School District
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 06/15/16	950,000	1,093,906
NY Metropolitan Transportation Authority
	Series 1993 O,
	Escrowed to Maturity,
	5.500% 07/01/17	1,000,000	1,101,310
	Series 1998 A,
	Pre-refunded 10/01/15,
	Insured: FGIC
	4.500% 04/01/18	2,000,000	2,082,440
NY Triborough Bridge & Tunnel Authority
	Series 1992 Y,
	Escrowed to Maturity,
	5.500% 01/01/17	1,300,000	1,422,278
	Series 1993 B,
	Escrowed to Maturity,

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
	5.000% 01/01/20	500,000	534,175
NY Urban Development Corp.
	Series 2002 A,
	Pre-refunded 01/01/11,
	5.500% 01/01/17	105,000	110,906
Refunded/Escrowed Total			8,684,951
OTHER TOTAL			11,430,878
TAX-BACKED – 33.2%
Local Appropriated – 0.9%
NY Dormitory Authority
	Westchester County,
	Series 1998,
	(c) 08/01/19	1,200,000	710,136
Local Appropriated Total			710,136
Local General Obligations – 1.5%
NY Mount Sinai School District
	Series 1992,
	Insured: AMBAC
	6.200% 02/15/19	1,005,000	1,189,528
Local General Obligations Total			1,189,528
Special Non-Property Tax – 19.0%
NY Local Government Assistance Corp.
	Series 1993 C,
	5.500% 04/01/17	2,100,000	2,312,079
	Series 1993 E:
	5.000% 04/01/21	6,650,000	7,094,020
	6.000% 04/01/14	3,945,000	4,333,701
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2007 A,
	5.250% 08/01/57	1,000,000	1,047,550
Special Non-Property Tax Total			14,787,350
State Appropriated – 10.4%
NY Dormitory Authority
	City University:
	Series 1990 C,
	7.500% 07/01/10	830,000	881,261
	Series 1993 A,
	5.500% 05/15/13	1,500,000	1,612,095
	New York University,
	Series 1990 B,
	7.500% 05/15/11	485,000	529,019
	Series 1993,
	6.000% 07/01/20	2,000,000	2,301,740
	State University,
	Series 2000 C,

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	Insured: FSA
	5.750% 05/15/17	1,000,000	1,133,250
NY Triborough Bridge & Tunnel Authority
	Javits Convention Center,
	Series 1990 E,
	7.250% 01/01/10	490,000	512,540
NY Urban Development Corp.
	Series 1994,
	Insured: FSA
	5.500% 01/01/14	1,000,000	1,068,630
State Appropriated Total			8,038,535
State General Obligations – 1.4%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995,
	6.250% 07/01/12	1,000,000	1,093,890
State General Obligations Total			1,093,890
TAX-BACKED TOTAL			25,819,439
TRANSPORTATION – 12.3%
Air Transportation – 2.0%
NY New York City Industrial Development Agency
	Terminal One Group Association LP,
	Series 2005, AMT,
	5.500% 01/01/24	1,500,000	1,597,575
Air Transportation Total			1,597,575
Ports – 2.9%
NY Port Authority of New York & New Jersey
	Series 1993,
	5.375% 03/01/28	2,000,000	2,226,320
Ports Total			2,226,320
Toll Facilities – 2.9%
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA:
	5.500% 11/15/18	1,000,000	1,123,510
	5.500% 11/15/20	1,000,000	1,131,290
Toll Facilities Total			2,254,800
Transportation – 4.5%
NY Metropolitan Transportation Authority
	Series 2002 E,
	Insured: MBIA
	5.500% 11/15/14	1,000,000	1,097,480
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/23	1,250,000	1,389,538
	Series 2007 A

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
	Insured: FGIC
	4.750% 11/15/37	1,000,000	1,008,850
Transportation Total			3,495,868
TRANSPORTATION TOTAL			9,574,563
UTILITIES – 14.2%
Independent Power Producers – 1.2%
NY Suffolk County Industrial Development Agency
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	1,000,000	980,620
Independent Power Producers Total			980,620
Investor Owned – 3.3%
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.:
	Series 1993, IFRN,
	8.650% 04/01/20(d)	1,500,000	1,602,270
	Series 2005 A, AMT,
	Insured: FGIC
	4.700% 02/01/24	1,000,000	993,310
Investor Owned Total			2,595,580
Municipal Electric – 5.8%
NY Long Island Power Authority
	Series 2000 A,
	Insured: FSA:
	(c) 06/01/15	1,500,000	1,088,655
	(c) 06/01/18	1,000,000	629,110
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/15	1,500,000	1,659,915
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/21	1,000,000	1,105,320
Municipal Electric Total			4,483,000
Water & Sewer – 3.9%
NY New York City Municipal Water Finance Authority
	Water & Sewer System:
	Series 2001 D,
	(c) 06/15/17	3,000,000	1,979,730
	Series 2004 B,

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
	5.000% 06/15/36	1,000,000	1,029,760
Water & Sewer Total			3,009,490
UTILITIES TOTAL			11,068,690

	Total Municipal Bonds (cost of $71,353,147)		76,873,062

		Shares
Investment Company – 0.0%
	Dreyfus Cash Management Plus, Inc. (7 day yield of 2.990%)	70	70

	Total Investment Company (cost of $70)		70

		Par ($)
Short-Term Obligations – 0.8%
VARIABLE RATE DEMAND NOTES (e) – 0.8%
MO Health & Educational Facilities Authority
	St. Louis University,
	Series 2006 A,
	Insured: MBIA,
	SPA: Bank of New York
	3.670% 10/01/35	300,000	300,000
NY Jay Street Development Corp.
	Series 2003 A-4,
	LOC: DEPFA Bank PLC
	3.610% 05/01/22	300,000	300,000
VARIABLE RATE DEMAND NOTES TOTAL			600,000

	Total Short-Term Obligations (cost of $600,000)		600,000

7

Total Investments – 99.6% (cost of $71,953,217)(f)(g)	77,473,132

Other Assets & Liabilities, Net – 0.4%	348,644

Net Assets – 100.0%	77,821,776

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Step bond. These securities are currently not paying coupon. Shown parenthetically is the next coupon rate to be paid.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Zero coupon bond.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2007.

(e)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2007.

(f)	Cost for federal income tax purposes is $71,324,614.

(g)	Unrealized appreciation and depreciation at July 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$6,393,223	$(244,705)	$6,148,518

Acronym	Name

ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.

8

IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

9

INVESTMENT PORTFOLIO

July 31, 2007 (Unaudited)	Columbia New Jersey Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.6%
EDUCATION – 4.0%
Education – 4.0%
NJ Educational Facilities Authority
	Drew University,
	Series 2003 A,
	Insured: FGIC
	5.250% 07/01/20	1,000,000	1,101,720
	Georgian Court University
	Series 2007 D,
	5.250% 07/01/27	500,000	513,595
	Seton Hall University Project,
	Series 2001 A,
	Insured: AMBAC
	5.250% 07/01/16	200,000	209,676
	Stevens Institute of Technology,
	Series 1998 I,
	5.000% 07/01/09	200,000	204,158
NJ Rutgers State University
	Series 1997 U,
	5.000% 05/01/14	500,000	509,005
Education Total			2,538,154
EDUCATION TOTAL			2,538,154
HEALTH CARE – 6.2%
Continuing Care Retirement – 1.5%
NJ Economic Development Authority
	Lutheran Social Ministries,
	Series 2005,
	5.100% 06/01/27	500,000	494,430
	Marcus L. Ward Home,
	Series 2004,
	5.750% 11/01/24	400,000	414,332
Continuing Care Retirement Total			908,762
Hospitals – 4.7%
New Jersey Health Care Facilities Financing Authority
	South Jersey Hospital,
	Series 2006,
	5.000% 07/01/20	500,000	507,525
NJ Economic Development Authority
	University of Medicine and Dentistry of New Jersey,
	Series 2000,
	Insured: AMBAC
	5.500% 06/01/09	315,000	324,888
NJ Health Care Facilities Financing Authority
	Children’s Specialized Hospital,
	Series 2005 A,
	5.000% 07/01/18	575,000	579,462
	Hackensack University Medical Center:
	Series 1998 A,
	Insured: MBIA
	5.000% 01/01/18	500,000	505,770
	Series 2000:

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	5.700% 01/01/11	500,000	521,920
	5.875% 01/01/15	500,000	521,215
Hospitals Total			2,960,780
HEALTH CARE TOTAL			3,869,542
HOUSING – 1.3%
Multi-Family – 1.3%
NJ Housing & Mortgage Finance Agency
	Multi-Family Housing:
	Series 2000 B,
	Insured: FSA
	6.050% 11/01/17	165,000	171,120
	Series 2000 E-2,
	Insured: FSA
	5.750% 11/01/25	135,000	138,962
NJ Middlesex County Improvement Authority
	Student Housing Urban Renewal,
	Series 2004 A,
	5.000% 08/15/18	500,000	514,020
Multi-Family Total			824,102
HOUSING TOTAL			824,102
OTHER – 24.9%
Pool/Bond Bank – 1.5%
NJ Environmental Infrastructure Trust
	Series 1998,
	Insured: FGIC
	5.000% 04/01/12	500,000	513,605
NJ Monmouth County Improvement Authority
	Series 1995,
	Insured: FSA
	5.450% 07/15/13	305,000	308,437
	Series 2000,
	Insured: AMBAC
	5.000% 12/01/12	110,000	113,815
Pool/Bond Bank Total			935,857
Refunded/Escrowed(a) – 21.6%
NJ Atlantic County Improvement Authority
	Series 1985,
	Escrowed to Maturity,
	Insured: MBIA
	7.375% 07/01/10	170,000	180,307
NJ Bayonne Municipal Utilities Authority
	Series 1997,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 01/01/12	500,000	513,760

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
NJ Burlington County Bridge Commissioner
	Series 2002,
	Pre-refunded 08/15/12,
	5.250% 08/15/18	1,130,000	1,202,885
NJ Cherry Hill Township
	Series 1999,
	Pre-refunded 07/15/09,
	Insured: FGIC
	5.250% 07/15/19	500,000	514,175
NJ Delaware River and Bay Authority
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: AMBAC
	5.400% 01/01/14	250,000	261,545
NJ Economic Development Authority
	School Facilities Construction,
	Series 2001 A,
	Pre-refunded 06/15/11,
	Insured: AMBAC
	5.250% 06/15/18	200,000	210,490
NJ Educational Facilities Authority
	Princeton University,
	Series 1999 B,
	Pre-refunded 07/01/09,
	5.125% 07/01/19	1,000,000	1,025,540
	Rowan University,
	Series 2000 B,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.250% 07/01/19	250,000	260,120
	Stevens Institute of Technology,
	Series 2002 C,
	Escrowed to Maturity
	5.000% 07/01/10	1,120,000	1,154,866
	William Patterson University,
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.375% 07/01/21	500,000	521,955
NJ Environmental Infrastructure Trust
	Series 2000 A,
	Pre-refunded 09/01/10,
	5.250% 09/01/20	500,000	525,685
NJ Essex County Improvement Authority
	Lease Revenue,
	Series 2000,
	Pre-refunded 10/01/10,
	Insured: FGIC
	5.250% 10/01/11	500,000	521,715
NJ Highway Authority
	Garden State Parkway:
	Series 1989,
	Escrowed to Maturity,
	6.000% 01/01/19	1,000,000	1,149,810
	Series 1999,

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/17	300,000	315,441
NJ Monmouth County Improvement Authority
	Series 2000,
	Pre-refunded 12/01/10,
	Insured: AMBAC
	5.000% 12/01/12	390,000	404,750
NJ Randolph Township School District
	Series 1998,
	Pre-refunded 08/01/08,
	Insured: FGIC
	5.000% 08/01/15	500,000	506,505
NJ State
	Certificates of Participation,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AMBAC
	5.000% 06/15/14	500,000	532,855
NJ Tobacco Settlement Financing Corp.
	Series 2002,
	Pre-refunded 06/01/12,
	5.375% 06/01/18	1,000,000	1,065,710
NJ Transportation Trust Fund Authority
	Transportation Systems,
	Series 1999 A,
	Escrowed to Maturity,
	Insured: AMBAC
	5.750% 06/15/15	1,000,000	1,119,350
NJ Trenton
	Series 2000,
	Pre-refunded 03/01/09,
	Insured: FGIC
	5.700% 03/01/19	250,000	259,893
NJ Turnpike Authority
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: MBIA
	5.750% 01/01/19	295,000	308,499
NJ Vernon Township Board of Education
	Series 1999,
	Pre-refunded 12/01/09,
	Insured: FGIC
	5.375% 12/01/19	300,000	310,845
NJ West Deptford Township
	Series 2000,
	Pre-refunded 09/01/10,
	Insured: FGIC
	5.500% 09/01/20	400,000	419,868
NJ West Orange Board of Education
	Certificates of Participation,
	Series 1999,

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	Pre-refunded 10/01/09,
	Insured: MBIA
	5.625% 10/01/29	250,000	262,012
Refunded/Escrowed Total			13,548,581
Tobacco – 1.8%
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A,
	4.625% 06/01/26	750,000	672,765
	Series 2007,
	4.500% 06/01/23	465,000	446,084
Tobacco Total			1,118,849
OTHER TOTAL			15,603,287
OTHER REVENUE – 1.3%
Hotels – 1.3%
NJ Middlesex County Import Authority
	Heldrich Associates,
	Series 2005 A,
	5.000% 01/01/20	815,000	803,851
Hotels Total			803,851
OTHER REVENUE TOTAL			803,851
TAX-BACKED – 47.4%
Local Appropriated – 5.3%
NJ Bergen County Improvement Authority
	Series 2005,
	5.000% 11/15/23	1,000,000	1,081,320
NJ Camden County Improvement Authority
	Series 2006,
	Insured: AMBAC
	4.000% 09/01/21	1,140,000	1,095,255
NJ East Orange Board of Education
	Certificates of Participation,
	Series 1998,
	Insured: FSA
	(b) 02/01/18	1,000,000	635,080
NJ Essex County Improvement Authority
	Series 1996,
	Insured: AMBAC
	5.000% 12/01/08	250,000	253,950
NJ Middlesex County
	Certificates of Participation,
	Series 2001,
	Insured: MBIA
	5.500% 08/01/17	250,000	263,677
Local Appropriated Total			3,329,282
Local General Obligations – 21.2%
NJ Board of Education
	Tom Rivers School District,
	Series 2007,
	Insured: MBIA

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	4.500% 01/15/20	500,000	508,470
NJ Cherry Hill Township
	Series 1999 B,
	5.250% 07/15/11	500,000	526,930
NJ Flemington Raritan Regional School District
	Series 2000,
	Insured: FGIC
	5.700% 02/01/15	400,000	447,232
NJ Freehold Regional High School District
	Series 2001,
	Insured: FGIC
	5.000% 03/01/20	1,205,000	1,310,739
NJ Greenwich Township Board of Education
	Series 1998,
	Insured: FSA:
	5.000% 01/15/13	500,000	502,645
	5.000% 01/15/14	800,000	804,232
NJ Kearny
	Series 1997,
	Insured: FGIC
	5.250% 02/15/08	600,000	605,256
NJ Manalapan Englishtown Regional Board of Education
	Series 2004,
	Insured: FGIC
	5.750% 12/01/20	1,325,000	1,530,017
NJ Mercer County Improvement Authority
	Series 1998 B,
	Insured: FGIC
	5.000% 02/15/14	250,000	254,018
NJ Middlesex County
	Certificates of Participation,
	Series 2001,
	Insured: MBIA
	5.000% 08/01/12	500,000	520,000
	Series 1998,
	5.000% 10/01/09	500,000	514,335
NJ Parsippany-Troy Hills Township
	Series 1997,
	Insured: MBIA
	5.000% 12/01/15	500,000	511,800
NJ Passaic County
	Series 2003,
	Insured: FSA
	5.200% 09/01/16	1,500,000	1,647,060
NJ Summit
	Series 2001,

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.250% 06/01/16	1,205,000	1,325,126
NJ Union County
	General Improvement,
	Series 1999,
	5.125% 02/01/16	250,000	259,363
NJ Washington Township Board of Education Mercer County
	Series 2005,
	Insured: FSA:
	5.250% 01/01/26	1,330,000	1,473,387
	5.250% 01/01/28	500,000	556,850
Local General Obligations Total			13,297,460
Special Non-Property Tax – 5.4%
IL Dedicated Tax Capital Appreciation
	Series 1990,
	Insured: AMBAC
	(b) 12/15/17	3,000,000	1,910,160
NJ Economic Development Authority
	Series 2004 A,
	5.500% 06/15/24	750,000	778,785
	Series 2004,
	Insured: MBIA
	(b) 07/01/21	1,255,000	675,592
Special Non-Property Tax Total			3,364,537
Special Property Tax – 0.7%
NJ Economic Development Authority
	Series 2007
	5.125% 06/15/27	400,000	402,284
Special Property Tax Total			402,284
State Appropriated – 12.7%
NJ Economic Development Authority
	Series 2000,
	Insured: AMBAC
	5.250% 06/15/08	250,000	253,305
	Series 2001 C,
	Insured: AMBAC
	5.500% 06/15/12	500,000	535,875
	Series 2005 A,
	Insured: FSA
	5.000% 03/01/19	2,000,000	2,104,200
NJ Educational Facilities Authority
	Series 2001 A,
	5.000% 03/01/15	1,855,000	1,922,429
NJ Sports & Exposition Authority
	Series 2000 C,
	5.000% 03/01/11	500,000	518,720
NJ Transportation Trust Fund Authority
	Series 1999 A,
	5.625% 06/15/12	400,000	428,696

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	1,000,000	1,105,100
	Series 2005 B,
	Insured: AMBAC
	5.250% 12/15/23	1,000,000	1,108,290
State Appropriated Total			7,976,615
State General Obligations – 2.1%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 2004 A,
	5.000% 07/01/30(c)	1,000,000	1,032,480
PR Commonwealth of Puerto Rico
	Series 1998,
	Insured: MBIA
	6.000% 07/01/16	250,000	287,787
State General Obligations Total			1,320,267
TAX-BACKED TOTAL			29,690,445
TRANSPORTATION – 4.0%
Toll Facilities – 2.2%
NJ Turnpike Authority
	Series 2004 B,
	Insured: AMBAC
	(d) 01/01/35 (5.150% 01/01/15)	500,000	356,300
PA Delaware River Joint Toll Bridge Commission
	Series 2003,
	5.250% 07/01/11	1,000,000	1,050,790
Toll Facilities Total			1,407,090
Transportation – 1.8%
NJ Transit Corp.
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	1,000,000	1,099,900
Transportation Total			1,099,900
TRANSPORTATION TOTAL			2,506,990
UTILITIES – 9.5%
Municipal Electric – 1.7%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1998 DD,
	Insured: FSA
	5.250% 07/01/15	250,000	257,263
	Series 2003 NN,
	Insured: MBIA

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
	5.250% 07/01/19	750,000	824,692
Municipal Electric Total			1,081,955
Water & Sewer – 7.8%
NJ Cape May County Municipal Utilities Sewer Authority
	Series 2002 A,
	Insured: FSA
	5.750% 01/01/16	1,000,000	1,126,260
NJ North Hudson Sewerage Authority
	Sewer Revenue,
	Series 2006 A,
	Insured: MBIA
	5.125% 08/01/17	600,000	652,506
NJ North Jersey District Water Supply Commission
	Series 1997 A,
	Insured: MBIA
	5.000% 11/15/10	500,000	506,605
NJ Ocean County Utilities Authority
	Wastewater Revenue,
	Series 2001,
	5.250% 01/01/18	1,000,000	1,045,580
NJ Rahway Valley Sewerage Authority
	Series 2005 A,
	Insured: MBIA
	(b) 09/01/25	1,000,000	430,680
NJ Southeast Morris County Municipal Utilities Authority
	Series 2001,
	Insured: MBIA
	5.000% 01/01/10	1,055,000	1,085,901
Water & Sewer Total			4,847,532
UTILITIES TOTAL			5,929,487

	Total Municipal Bonds (cost of $60,382,216)		61,765,858

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 3.460%)	1,231	1,231

	Total Investment Company (cost of $1,231)		1,231

Par ($)
Short-Term Obligations – 1.1%
VARIABLE RATE DEMAND NOTES(e) – 1.1%
FL Pinellas County Health Facility Authority
All Childrens Hospital,
Series 1985,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
	3.700% 12/01/15	100,000	100,000

9

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(e) – (continued)
NE Lancaster County Hospital Authority No. 1
	Bryanlgh Medical Center,
	Series 2002,
	Insured: AMBAC
	SPA: U.S. Bank N.A.
	3.700% 06/01/18	100,000	100,000
SD Lawrence County
	Homestake Mining Co.,
	Series 1997 B,
	LOC: Chase Manhattan Bank
	3.680% 07/01/32	100,000	100,000
TX Harris County Health Facilities Development Corp.
	Texas Medical Center,
	Series 2006,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	3.700% 05/01/35	300,000	300,000
WI Health & Educational Facilities Authority
	ProHealth Care, Inc.,
	Series 2001 B,
	Insured: AMBAC,
	SPA: JPMorgan Chase Bank
	3.700% 08/15/30	100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL			700,000

	Total Short-Term Obligations (cost of $700,000)		700,000

10

Total Investments – 99.7% (cost of $61,083,447)(f)(g)	62,467,089

Other Assets & Liabilities, Net – 0.3%	188,916

Net Assets – 100.0%	62,656,005

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2007.

(d)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2007.

(f)	Cost for federal income tax purposes is $61,064,981.

(g)	Unrealized appreciation and depreciation at July 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,645,820	$(243,712)	$1,402,108

Acronym	Name
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

11

INVESTMENT PORTFOLIO

July 31, 2007 (Unaudited)	Columbia New York Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 96.3%
EDUCATION – 8.9%
Education – 8.2%
NY Dormitory Authority
	Barnard College,
	Series 2007 A,
	Insured: FGIC
	5.000% 07/01/18	1,745,000	1,871,129
	Brooklyn Law School,
	Series 2003 A,
	Insured: RAD
	5.250% 07/01/10	500,000	516,750
	Mount Sinai School of Medicine,
	Series 1995 B,
	Insured: MBIA
	5.700% 07/01/11	995,000	1,028,492
	New York University:
	Series 1998 A,
	Insured: MBIA:
	5.750% 07/01/20	2,000,000	2,302,220
	6.000% 07/01/17	2,475,000	2,864,763
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/15	1,205,000	1,330,874
	Series 2001 2,
	Insured: AMBAC
	5.500% 07/01/21	900,000	950,796
NY Dutchess County Industrial Development Agency
	Bard Collage,
	Series 2007,
	5.000% 08/01/20	375,000	386,917
NY Oneida County Industrial Development Agency
	Hamilton College,
	Series 2007A,
	Insured: MBIA:
	(a) 07/01/18	500,000	309,710
	(a) 07/01/20	1,000,000	563,030
Education Total			12,124,681
Prep School – 0.7%
NY New York City Industrial Development Agency
	Trinity Episcopal School Corp.,
	Series 1997,
	Insured: MBIA
	5.250% 06/15/17	1,000,000	1,021,100
Prep School Total			1,021,100
EDUCATION TOTAL			13,145,781
HEALTH CARE – 9.6%
Hospitals – 8.3%
NY Dormitory Authority
	Kaleida Health,
	Series 2006,

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Insured: FHA
	4.600% 08/15/27	2,000,000	1,981,860
	Long Island Jewish Medical Center,
	Series 2003,
	5.000% 05/01/11	820,000	848,331
	New York Methodist Hospital,
	Series 2004,
	5.250% 07/01/24	1,000,000	1,042,910
	North Shore Long Island Jewish Health:
	Series 2006 A,
	5.000% 11/01/19	1,000,000	1,022,980
	Series 2007A,
	5.000% 05/01/24	1,310,000	1,326,034
	St. John’s University,
	Series 2007 C,
	Insured: MBIA
	5.250% 07/01/22	2,000,000	2,209,860
	White Plains Hospital,
	Series 2004,
	Insured: FHA
	4.625% 02/15/18	635,000	651,637
NY Monroe County Industrial Development Agency
	Series 2005,
	5.000% 08/01/22	700,000	704,585
NY New York City Health & Hospital Corp.
	Series 2003 A,
	Insured: AMBAC
	5.000% 02/15/11	2,000,000	2,077,260
NY Saratoga County Industrial Development Agency
	Saratoga Hospital,
	Series 2004 A,
	5.000% 12/01/13	250,000	258,198
Hospitals Total			12,123,655
Nursing Homes – 1.3%
NY Amherst Industrial Development Agency
	Beechwood Health Care Center, Inc.,
	Series 2007,
	4.875% 01/01/13	500,000	493,325
NY Dormitory Authority
	AIDS Long Term Health Care Facility,
	Series 2005,
	Insured: SONYMA
	5.000% 11/01/12	500,000	514,945
	Gurwin Nursing Home,
	Series 2005 A,
	Insured: FHA

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
	4.400% 02/15/20	920,000	921,159
Nursing Homes Total			1,929,429
HEALTH CARE TOTAL			14,053,084
HOUSING – 1.0%
Multi-Family – 0.0%
NY Housing Finance Agency Revenue
	Series 1992 A,
	Insured: FHA
	6.950% 08/15/12	25,000	25,340
Multi-Family Total			25,340
Single-Family – 1.0%
NY Mortgage Agency Revenue
	Series 2000 96,
	5.200% 10/01/14	395,000	396,971
	Series 2005 128,
	4.350% 10/01/16	1,000,000	1,015,930
Single-Family Total			1,412,901
HOUSING TOTAL			1,438,241
OTHER – 24.5%
Other – 0.8%
NY New York City Industrial Development Agency
	United Jewish Appeal,
	Series 2004 A,
	5.000% 07/01/27	625,000	646,756
NY Westchester County Industrial Development Agency
	Guiding Eyes for the Blind,
	Series 2004,
	5.375% 08/01/24	500,000	520,070
Other Total			1,166,826
Refunded/Escrowed(b) – 23.0%
NY Dormitory Authority
	City University Systems Consolidated 4th Generation,
	Series 2001 A,
	Pre-refunded 07/01/11,
	Insured: FGIC
	5.500% 07/01/16	2,280,000	2,425,715
	Columbia University,
	Series 2002 B,
	Pre-refunded 07/01/12,
	5.375% 07/01/15	1,000,000	1,072,310
	Memorial Sloan-Kettering Cancer Center,
	Series 2003,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 07/01/25	3,750,000	1,666,012
	University Dormitory Facilities:
	Series 2000 A,
	Pre-refunded 07/01/10,

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
	6.000% 07/01/30	1,000,000	1,071,410
	Series 2002,
	Pre-refunded 07/01/12,
	5.375% 07/01/19	1,130,000	1,210,671
NY Environmental Facilities Corp.
	New York City Municipal Water,
	Series 1994 A,
	Escrowed to Maturity,
	5.750% 06/15/12	1,815,000	1,975,192
NY Long Island Power Authority
	Electric Systems,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.500% 12/01/13	2,000,000	2,188,500
	Series 2003 C,
	Pre-refunded 09/01/13,
	5.500% 09/01/21	1,000,000	1,090,960
NY Metropolitan Transportation Authority
	Series 1996 A,
	Pre-refunded 10/01/10,
	Insured: MBIA
	5.500% 04/01/16	1,000,000	1,052,350
	Series 1998 A,
	Pre-refunded 10/01/15,
	Insured: FGIC
	5.000% 04/01/23	2,000,000	2,151,780
	Transportation Facilities,
	Series 1999 A,
	Pre-refunded 07/01/09,
	6.000% 07/01/19	2,000,000	2,086,920
NY New York City Transitional Finance Authority
	Series 2000 C,
	Pre-refunded 05/01/10,
	5.500% 11/01/29	3,000,000	3,165,840
NY Onondaga County
	Series 1992,
	Economically Defeased to Maturity,
	5.875% 02/15/10	285,000	299,920
NY Thruway Authority
	Highway & Bridge Trust Fund,
	Series 2000 B-1:
	Escrowed to Maturity,
	Insured: FGIC
	5.500% 04/01/10	1,535,000	1,604,459
	Pre-refunded 04/01/10,
	Insured: FGIC
	5.750% 04/01/16	2,000,000	2,121,220
	Second General Highway & Bridge,
	Series 2003 A,
	Pre-refunded 04/01/13,
	Insured: MBIA
	5.250% 04/01/17	1,750,000	1,877,715

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
NY Triborough Bridge & Tunnel Authority
	Series 1991 X,
	Escrowed to Maturity,
	6.625% 01/01/12	300,000	329,763
	Series 1992 Y,
	Escrowed to Maturity:
	5.500% 01/01/17	2,000,000	2,188,120
	6.000% 01/01/12	750,000	795,082
	Series 1999 B,
	Pre-refunded 01/01/22,
	5.500% 01/01/30	2,000,000	2,264,460
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 09/01/20	2,210,000	1,237,799
Refunded/Escrowed Total			33,876,198
Tobacco – 0.7%
PR Commonwealth of Puerto Rico
	Children’s Trust Fund,
	Series 2002,
	5.000% 05/15/08	1,000,000	1,007,320
Tobacco Total			1,007,320
OTHER TOTAL			36,050,344
OTHER REVENUE – 0.7%
Recreation – 0.7%
NY New York City Industrial Development Agency
	YMCA of Greater New York,
	Series 2006,
	5.000% 08/01/26	1,000,000	1,032,930
Recreation Total			1,032,930
OTHER REVENUE TOTAL			1,032,930
RESOURCE RECOVERY – 1.0%
Disposal – 1.0%
NY Hempstead Town Industrial Development Authority
	America Fuel Co.,
	Series 2001,
	5.000% 12/01/10	1,500,000	1,517,295
Disposal Total			1,517,295
RESOURCE RECOVERY TOTAL			1,517,295
TAX-BACKED – 35.6%
Local Appropriated – 1.1%
NY Dormitory Authority
	Court Facilities,
	Series 2003 A,

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
	5.250% 05/15/11	1,500,000	1,573,455
Local Appropriated Total			1,573,455
Local General Obligations – 14.4%
NY Albany County
	Series 2006,
	Insured: XLCA
	4.125% 09/15/20	1,000,000	984,520
NY Monroe County Public Improvement
	Series 1992,
	Insured: MBIA
	6.100% 03/01/09	15,000	15,028
	Series 1996,
	Insured: MBIA
	6.000% 03/01/16	1,210,000	1,387,047
NY New York City
	Series 1998 F,
	Insured: MBIA
	(a) 08/01/08	2,060,000	1,985,016
	Series 1998 G,
	Insured: MBIA
	(a) 08/01/08	2,500,000	2,409,000
	Series 2001 F,
	5.000% 08/01/09	1,000,000	1,024,780
	Series 2003 J,
	5.500% 06/01/16	1,250,000	1,339,238
	Series 2004 B,
	5.250% 08/01/15	2,000,000	2,144,640
	Series 2005 G,
	5.250% 08/01/16	500,000	542,285
	Series 2007 C,
	4.250% 01/01/27	800,000	758,360
	Series 2007 D,
	5.000% 02/01/24	2,000,000	2,092,360
NY Onondaga County
	Series 1992,
	5.875% 02/15/10	215,000	226,335
NY Orange County
	Series 2005 A,
	5.000% 07/15/18	1,500,000	1,612,665
NY Orleans County
	Series 1989,
	6.500% 09/15/08	100,000	102,947
NY Red Hook Central School District
	Series 2002,
	Insured: FSA
	5.125% 06/15/17	890,000	933,281
NY Rensselaer County
	Series 1998 A,
	Insured: AMBAC

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.250% 06/01/11	545,000	573,351
NY Sachem Central School District of Holbrook
	Series 2006,
	Insured: FGIC
	4.250% 10/15/24	1,000,000	978,430
NY Somers Central School District
	Series 2006,
	Insured: MBIA:
	4.000% 12/01/21	500,000	483,530
	4.000% 12/01/22	500,000	480,540
NY Three Village Central School District
	Series 2005,
	Insured: FGIC
	5.000% 06/01/18	1,000,000	1,076,220
Local General Obligations Total			21,149,573
Special Non-Property Tax – 7.7%
NY Dormitory Authority
	Series 2005 B,
	Insured: AMBAC
	5.500% 03/15/26	1,000,000	1,142,920
NY Environmental Facilities Corp.
	Series 2004 A,
	Insured: FGIC
	5.000% 12/15/24	2,000,000	2,088,840
NY Local Government Assistance Corp.
	Series 1993 E,
	6.000% 04/01/14	3,540,000	3,888,796
	Series 2003 A-2,
	5.000% 04/01/09	1,000,000	1,020,770
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: FGIC
	5.250% 11/15/18	800,000	879,384
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	1,000,000	1,107,260
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/21	1,000,000	1,131,390
Special Non-Property Tax Total			11,259,360
Special Property Tax – 0.4%
NY New York City Industrial Development Agency
	Series 2006,
	Insured: AMBAC

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
	5.000% 01/01/23	625,000	659,056
Special Property Tax Total			659,056
State Appropriated – 11.3%
NY Dormitory Authority
	4201 Schools Program,
	Series 2000,
	6.250% 07/01/20	1,685,000	1,804,298
	City University,
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26(c)	1,500,000	1,584,900
	Consolidated 2nd Generation,
	Series 2000 A,
	Insured: AMBAC
	6.125% 07/01/13	2,000,000	2,142,780
	Consolidated 3rd Generation,
	Series 2003 1,
	5.250% 07/01/11	1,000,000	1,048,930
	Series 1993 A,
	5.250% 05/15/15	2,000,000	2,123,320
	Series 2005 A,
	Insured: FGIC
	5.500% 05/15/21	1,000,000	1,128,240
	State University,
	Series 2000 C,
	Insured: FSA
	5.750% 05/15/17	1,250,000	1,416,563
NY Housing Finance Agency
	Series 2003 K,
	5.000% 03/15/10	1,485,000	1,525,719
NY Urban Development Corp.
	Series 2002 A,
	5.000% 01/01/17	2,000,000	2,068,380
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	5.750% 08/01/27(c)	1,675,000	1,773,992
State Appropriated Total			16,617,122
State General Obligations – 0.7%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 2004 A,

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
	5.000% 07/01/30(c)	1,000,000	1,032,480
State General Obligations Total			1,032,480
TAX-BACKED TOTAL			52,291,046
TRANSPORTATION – 8.9%
Ports – 1.1%
NY Port Authority of New York & New Jersey
	Series 2004,
	Insured: XLCA
	5.000% 09/15/28	1,500,000	1,558,005
Ports Total			1,558,005
Toll Facilities – 4.2%
NY Thruway Authority
	Local Highway & Bridge,
	Series 2002,
	5.250% 04/01/09	1,500,000	1,536,435
	Second General Highway & Bridge Trust Fund,
	Series 2005 A,
	Insured: MBIA
	5.000% 04/01/22	500,000	525,500
NY Triborough Bridge & Tunnel Authority
	Series 2002 B,
	5.000% 11/15/09	2,000,000	2,054,820
	Series 2006 A,
	5.000% 11/15/19	2,000,000	2,120,460
Toll Facilities Total			6,237,215
Transportation – 3.6%
NY Metropolitan Transportation Authority
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/24	750,000	835,260
	Series 2005 C,
	5.000% 11/15/16	750,000	801,240
	Series 2006 B,
	5.000% 11/15/16	1,500,000	1,602,480
NY Thruway Authority
	Local Highway & Bridge,
	Series 2001,
	5.250% 04/01/11	2,000,000	2,097,940
Transportation Total			5,336,920
TRANSPORTATION TOTAL			13,132,140
UTILITIES – 6.1%
Municipal Electric – 3.5%
NY Long Island Power Authority
	Series 2003 A,
	5.000% 06/01/09	2,000,000	2,043,080
	Series 2006 F,
	Insured: MBIA
	4.000% 05/01/21	1,500,000	1,438,065

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12	1,000,000	1,097,780
	Series 2003 NN,
	Insured: MBIA
Municipal Electric – (continued)
	5.250% 07/01/19	500,000	549,795
Municipal Electric Total			5,128,720
Water & Sewer – 2.6%
NY Environmental Facilities Corp.
	New York City Municipal Water,
	Series 1994 2,
	5.750% 06/15/12	185,000	200,736
NY New York City Municipal Water Finance Authority
	Water & Sewer Systems,
	Series 1997 C,
	Insured: FGIC
	5.000% 06/15/21	1,725,000	1,740,818
NY Western Nassau County Water Authority
	Series 2005,
	Insured: AMBAC
	5.000% 05/01/22	1,765,000	1,855,368
Water & Sewer Total			3,796,922
UTILITIES TOTAL			8,925,642

	Total Municipal Bonds (cost of $138,423,932)		141,586,503

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 3.460%)	4,497	4,497

	Total Investment Company (cost of $4,497)		4,497

Par ($)
Short-Term Obligations – 3.0%
VARIABLE RATE DEMAND NOTES – 3.0%(d)
FL Pinellas County Health Facility Authority
All Childrens Hospital,
Series 1985,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
	3.700% 12/01/15	1,400,000	1,400,000
NY Jay Street Development Corp.
Series 2003 A-4,
LOC: DEPFA Bank PLC

10

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES – (continued)
	3.610% 05/01/22	390,000	390,000
NY New York City Industrial Development Agency
	Lycee Francais de New York,
	Series 2002 B,
	LOC: JPMorgan Chase Bank
	3.650% 06/01/32	600,000	600,000
NY New York City Municipal Water Finance Authority
	Series 1994 G,
	Insured: FGIC,
	SPA: DEPFA Bank PLC
	3.610% 06/15/24	1,000,000	1,000,000
NY New York City
	Series 1993 A-7,
	LOC: Morgan Guaranty Trust
	3.610% 08/01/20	400,000	400,000
	Series 2004 H-4,
	LOC: Bank of New York
	3.610% 03/01/34	500,000	500,000
WA Housing Finance Commission
	Local 82-Jatc Educational Development Trust,
	Series 2000,
	LOC: U.S. Bank N.A.
	3.590% 11/01/25	100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL			4,390,000

	Total Short-Term Obligations (cost of $4,390,000)		4,390,000

	Total Investments – 99.3% (cost of $142,818,429)(e)(f)		145,981,000

	Other Assets & Liabilities, Net – 0.7%		979,080

	Net Assets – 100.0%		146,960,080

11

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.  Swap agreements are stated at a fair value.

(a)	Zero coupon bond.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2007.

(d)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2007.

(e)	Cost for federal income tax purposes is $142,738,622.

(f)	Unrealized appreciation and depreciation at July 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,980,027	$(737,649)	$3,242,378

Acronym	Name
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

12

INVESTMENT PORTFOLIO

July 31, 2007 (Unaudited)	Columbia Rhode Island Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.3%
EDUCATION – 16.9%
Education – 16.0%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: MBIA:
	5.250% 10/01/12	360,000	375,451
	5.375% 10/01/13	1,550,000	1,622,245
	5.500% 10/01/14	350,000	367,609
RI Health & Educational Building Corp.
	Higher Education Facility:
	Brown University,
	Series 2004 D,
	Insured: XLCA
	5.500% 08/15/16	1,340,000	1,454,356
	Series 2007,
	5.000% 09/01/18	1,000,000	1,072,230
	Johnson & Wales,
	Series 1999,
	Insured: MBIA:
	5.500% 04/01/15	1,000,000	1,099,870
	5.500% 04/01/17	1,000,000	1,106,370
	5.500% 04/01/18	1,420,000	1,574,737
	Series 2003,
	Insured: XLCA
	5.250% 04/01/16	1,485,000	1,570,105
	New England Institute,
	Series 2007,
	Insured: AMBAC
	4.500% 03/01/26	500,000	493,165
	Providence College,
	Series 2003 A,
	Insured: XLCA
	5.000% 11/01/24	2,500,000	2,572,750
	Roger Williams,
	Series 1998,
	Insured: AMBAC
	5.125% 11/15/14	1,000,000	1,035,250
	Series 2003 A,
	Insured: AMBAC
	5.000% 09/15/13	1,040,000	1,098,594
	Series 2004 A,
	Insured: AMBAC
	5.250% 09/15/20	1,020,000	1,087,881
	Series 2004 D,
	Insured: XLCA
	5.500% 08/15/17	1,345,000	1,455,505
	University of Rhode Island,
	Series 1999,
	Insured: FSA
	5.000% 11/01/19	750,000	770,295
Education Total			18,756,413

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – 0.9%
RI Health & Educational Building Corp.
	Educational Institution Revenue,
	Times2 Academy,
	Series 2004,
	LOC: Citizens Bank
	5.000% 12/15/24	1,000,000	1,020,950
Prep School Total			1,020,950
EDUCATION TOTAL			19,777,363
HEALTH CARE – 2.0%
Hospitals – 2.0%
RI Health & Educational Building Corp.
	Hospital Foundation,
	Lifespan Obligated Group:
	Series 2002 A,
	Insured: FSA
	5.000% 05/15/26	2,000,000	2,074,740
	Series 2002,
	6.375% 08/15/21	205,000	221,291
Hospitals Total			2,296,031
HEALTH CARE TOTAL			2,296,031
HOUSING – 0.3%
Multi-Family – 0.3%
RI Housing & Mortgage Finance Corp.
	Multi-Family Housing:
	Series 1995 A,
	Insured: AMBAC
	6.150% 07/01/17	85,000	85,101
	Series 1997 A,
	Insured: AMBAC
	5.600% 07/01/10	215,000	219,513
RI Providence Housing Development Corp.
	Mortgage Revenue,
	Section 8, Barbara Jordan Apartments,
	Series 1994 A,
	Insured: MBIA
	6.500% 07/01/09	55,000	55,534
Multi-Family Total			360,148
HOUSING TOTAL			360,148
OTHER – 27.3%
Pool/Bond Bank – 2.2%
RI Clean Water Finance Agency Water Pollution Control
	Revolving Fund Pooled Loan,
	Series 2006 A,
	4.500% 10/01/22	1,000,000	1,005,170
RI Clean Water Protection Finance Agency
	Water Pollution Control Revenue, Revolving Fund,
	Pooled Loan Association:
	Series 1999 A,

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
	Insured: AMBAC
	5.250% 10/01/16	500,000	514,390
	Series 2004 A,
	4.750% 10/01/23	1,000,000	1,021,870
Pool/Bond Bank Total			2,541,430
Refunded/Escrowed(a) – 23.8%
RI Central Falls Detention Facility Corp.
	Donald Wyatt Detention Facility,
	Series 1998 A,
	Pre-refunded 01/15/08,
	Insured: RAD
	5.375% 01/15/18	1,000,000	1,027,100
RI Consolidated Capital Development Loan
	Series 1998 A,
	Pre-refunded 09/01/09,
	Insured: FGIC
	5.200% 09/01/11	1,250,000	1,297,087
	Series 1999 A,
	Pre-refunded 09/01/09,
	Insured: FGIC
	5.500% 09/01/15	3,240,000	3,381,361
RI Depositors Economic Protection Corp.
	Special Obligation:
	Series 1992 A,
	Escrowed to Maturity,
	Insured: FSA
	6.500% 08/01/07	500,000	500,000
	Series 1993 A:
	Escrowed to Maturity:
	Insured: FSA:
	5.750% 08/01/14	1,000,000	1,097,070
	5.750% 08/01/21	2,165,000	2,512,504
	Insured: MBIA
	5.875% 08/01/11	2,500,000	2,689,575
	Pre-refunded 08/01/13,
	Insured: FSA
	5.750% 08/01/14	2,105,000	2,337,308
	Series 1993 B:
	Escrowed to Maturity,
	Insured: MBIA
	5.800% 08/01/12	1,000,000	1,088,400
	Pre-refunded 02/01/11,
	Insured: MBIA
	5.250% 08/01/21	250,000	261,693
RI Health & Educational Building Corp.
	Higher Education Facility, University of Rhode Island,
	Series 2000 B,
	Pre-refunded 09/15/10,
	Insured: AMBAC:
	5.500% 09/15/20	2,000,000	2,116,420
	5.700% 09/15/30	2,250,000	2,394,090
	Hospital Financing Lifespan,
	Series 2002,
	Pre-refunded 08/15/12,
	6.375% 08/15/21	1,295,000	1,441,568

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
RI North Kingstown
	Pre-refunded 10/01/09,
	Insured: FGIC:
	5.600% 10/01/16	995,000	1,041,666
	5.750% 10/01/19	500,000	524,995
RI Providence Plantations
	Consolidated Capital Development Loan,
	Series 2001C,
	Economically Defeased to Maturity,
	5.000% 09/01/11	3,000,000	3,128,310
RI South Kingstown
	Series 2000,
	Pre-refunded 06/15/10,
	Insured: FGIC
	6.250% 06/15/19	500,000	538,235
WI Milwaukee County
	Series 2000 A,
	Pre-refunded 09/01/09,
	Insured: FSA
	5.700% 09/01/15	500,000	519,175
Refunded/Escrowed Total			27,896,557
Tobacco – 1.3%
RI Tobacco Settlement Financing Corp.
	Rhode Island Revenue, Asset Backed,
	Series 2002 A,
	6.000% 06/01/23	1,500,000	1,569,600
Tobacco Total			1,569,600
OTHER TOTAL			32,007,587
TAX-BACKED – 38.1%
Local Appropriated – 7.3%
RI Health & Educational Building Corp.
	Series 2006 A,
	Insured: FSA
	5.000% 05/15/23	2,000,000	2,092,500
RI Providence Public Building Authority
	School & Public Facilities Project:
	Series 1996 A,
	Insured: FSA
	5.400% 12/15/11	500,000	510,440
	Series 1998 A,
	Insured: FSA
	5.250% 12/15/14	1,500,000	1,556,820
	Series 1999 A,
	Insured: AMBAC:
	5.125% 12/15/14	500,000	523,435
	5.375% 12/15/11	2,035,000	2,141,797
RI Smithfield
	Lease Participation Certificates,

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
	Wastewater Treatment Facility Loan,
	Series 2003 A,
	Insured: MBIA:
	5.000% 11/15/11	810,000	846,134
	5.000% 11/15/12	855,000	899,212
Local Appropriated Total			8,570,338
Local General Obligations – 15.7%
AK North Slope Borough
	Capital Appreciation,
	Series 2000 B,
	Insured: MBIA
	(b) 06/30/09	2,000,000	1,856,240
IL Will County
	Community Unit School District,
	Number 365 U Valley View,
	Series 1999 B,
	Insured: FSA
	(b) 11/01/10	2,000,000	1,761,240
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Insured: FSA
	5.500% 07/01/17	75,000	76,227
RI City of Cranston
	Series 2005,
	Insured: AMBAC
	5.000% 07/15/15	2,280,000	2,432,258
RI Coventry
	Series 2002,
	Insured: AMBAC:
	5.000% 06/15/21	750,000	785,317
	5.000% 06/15/22	750,000	785,317
RI Exeter West Greenwich Regional School District
	Series 1997,
	Insured: MBIA
	5.400% 11/15/10	1,000,000	1,014,310
RI Johnston
	Series 2004,
	Insured: XLCA
	5.250% 06/01/19	525,000	550,300
	Series 2005,
	Insured: FSA:
	4.750% 06/01/21	390,000	402,332
	4.750% 06/01/22	405,000	416,988
	4.750% 06/01/23	425,000	437,011
	4.750% 06/01/24	445,000	457,278
	4.750% 06/01/25	460,000	471,771
	Various Purpose,
	Series 2004,
	Insured: XLCA

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.250% 06/01/20	555,000	583,216
RI Providence
	Series 1997,
	Insured: FSA
	5.450% 01/15/10	500,000	505,630
	Series 2001 C,
	Insured: FGIC
	5.500% 01/15/13	1,890,000	2,037,288
RI Warwick
	Series 1998 A,
	Insured: FGIC:
	5.000% 03/01/15	1,180,000	1,210,999
	5.000% 03/01/16	1,205,000	1,237,017
RI Woonsocket
	Series 2005,
	Insured: AMBAC
	4.250% 03/01/25	550,000	528,869
WA Seattle
	Series 1998 E,
	Insured: FSA
	(b) 12/15/12	1,000,000	806,220
Local General Obligations Total			18,355,828
Special Non-Property Tax – 3.7%
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 A,
	Insured: FGIC
	(b) 07/01/32	3,000,000	910,530
	Series 2005 C,
	Insured: AMBAC
	5.500% 07/01/23	1,000,000	1,134,760
	Insured: FGIC
	5.500% 07/01/21	1,085,000	1,227,558
RI Convention Center Authority Revenue
	Series 2005 A,
	Insured: FSA
	5.000% 05/15/23	1,005,000	1,048,376
Special Non-Property Tax Total			4,321,224
State Appropriated – 4.2%
RI & Providence Plantations
	Certificates of Participation,
	Central Power Plants Project,
	Series 2000 C,
	Insured: MBIA
	5.375% 10/01/20	1,000,000	1,038,950
RI Economic Development Corp.
	Economic Development Revenue,
	East Greenwich Free Library Association,
	Series 2004:

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	4.500% 06/15/09	140,000	140,364
	4.500% 06/15/14	245,000	245,914
	5.750% 06/15/24	415,000	429,218
RI Health & Educational Building Corp.
	Public Schools Financing Program
	Series 2007 A,
	Insured: FSA
	5.000% 05/15/19	1,970,000	2,086,545
RI Providence Public Building Authority
	State Public Project,
	Series 1998 A,
	Insured: AMBAC
	5.250% 02/01/10	1,000,000	1,016,830
State Appropriated Total			4,957,821
State General Obligations – 7.2%
PR Commonwealth of Puerto Rico
	Capital Appreciation,
	Series 1998,
	Insured: MBIA:
	(b) 07/01/14	3,500,000	2,654,120
	6.000% 07/01/16	250,000	287,787
	Series 2006 A,
	5.250% 07/01/23	250,000	263,263
RI & Providence Plantations
	Series 2005 A,
	Insured: FSA
	5.000% 08/01/17	2,000,000	2,134,940
	Series 2006 A,
	Insured: FSA
	4.500% 08/01/20	2,000,000	2,020,660
	Series 2006 C,
	Isured: MBIA
	5.000% 11/15/18	1,000,000	1,067,370
State General Obligations Total			8,428,140
TAX-BACKED TOTAL			44,633,351
TRANSPORTATION – 4.4%
Airports – 2.4%
RI Economic Development Corp. Airport
	Series 1998 B,
	Insured: FSA:
	5.000% 07/01/15	1,620,000	1,652,660
	5.000% 07/01/18	500,000	509,105
	5.000% 07/01/23	685,000	697,097
Airports Total			2,858,862
Transportation – 2.0%
RI Economic Development Corp.
	Grant Anticipation Note,

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
	Rhode Island Department Transportation,
	Series 2003 A,
	Insured: FSA
	5.000% 06/15/14	2,225,000	2,349,978
Transportation Total			2,349,978
TRANSPORTATION TOTAL			5,208,840
UTILITIES – 8.3%
Municipal Electric – 1.2%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1998 EE,
	Insured: MBIA
	5.250% 07/01/15	500,000	513,975
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	750,000	824,692
Municipal Electric Total			1,338,667
Water & Sewer – 7.1%
RI Bristol County Water Authority Revenue
	Series 1997 A,
	Insured: MBIA
	5.000% 07/01/16	500,000	505,445
RI Clean Water Protection Finance Agency
	Safe Drinking Water Revolving,
	Series 2004 A,
	Insured: MBIA
	5.000% 10/01/18	1,000,000	1,051,540
RI Kent County Water Authority
	Series 2002 A,
	Insured: MBIA:
	5.000% 07/15/15	750,000	784,943
	5.000% 07/15/16	1,265,000	1,323,936
RI Narragansett Bay Commission Wastewater System Revenue
	Series 2005 A,
	Insured: MBIA
	5.000% 08/01/26	2,500,000	2,595,125
RI Narragansett Bay Commission
	Series 2007 A,
	5.000% 02/01/32	2,000,000	2,084,460
Water & Sewer Total			8,345,449
UTILITIES TOTAL			9,684,116

	Total Municipal Bonds (cost of $111,322,068)		113,967,436

8

		Shares	Value ($)
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 2.96%)	3,144	3,144

	Total Investment Company (cost of $3,144)		3,144

		Par ($)
Short-Term Obligations – 1.7%
VARIABLE RATE DEMAND NOTES – 1.7% (c)
FL Pinellas County Health Facility Authority
	All Childrens Hospital,
	Series 1985,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	3.700% 12/01/15	700,000	700,000
MN St Paul Port Authority Revenue
	Amherst H Wilder Fdtn-06-3
	Series 2006,
	LOC:Bank of New York
	3.700% 04/01/36	100,000	100,000
MO Health & Educational Facilities Authority
	SSM Health Care Corp.,
	Series 2005 C-1,
	Insured: FSA,
	SPA: UBS AG
	3.660% 06/01/19	700,000	700,000
WA Housing Finance Commission
	Franke Tobey Jones,
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	3.590% 09/01/33	500,000	500,000
VARIABLE RATE DEMAND NOTES TOTAL			2,000,000

	Total Short-Term Obligations (cost of $2,000,000)		2,000,000

9

Total Investments – 99.0% (cost of $113,325,212)(d) (e)	115,970,580

Other Assets & Liabilities, Net – 1.0%	1,199,671

Net Assets – 100.0%	117,170,251

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero Coupon Bond.

(c)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2007.

(d)	Cost for federal income tax purposes is $113,325,212.

(e)	Unrealized appreciation and depreciation at July 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,134,769	$(489,401)	$2,645,368

Acronym	Name
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
RAD	Radian Asset Assurance, Inc.
XLCA	XL Capital Assurance, Inc.

10

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 24, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	September 24, 2007